N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	MEMBERS Life Insurance Company
Entity Central Index Key	0001562577
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

Issue Date	Index	Strategy	Rate Type	Rate
2021-07-25	Barclays	1-Year 0% Floor	Cap	1.50%
2021-07-25	Barclays	1-Year - 1% Floor	Cap	3.25%
2021-07-25	Barclays	1-Year - 2% Floor	Cap	5.00%
2021-07-25	Barclays	1-Year - 3% Floor	Cap	6.80%
2021-07-25	Barclays	1-Year - 4% Floor	Cap	8.55%
2021-07-25	Barclays	1-Year - 5% Floor	Cap	10.20%
2021-07-25	Barclays	1-Year - 6% Floor	Cap	12.10%
2021-07-25	Barclays	1-Year - 7% Floor	Cap	13.90%
2021-07-25	Barclays	1-Year - 8% Floor	Cap	15.65%
2021-07-25	Barclays	1-Year - 9% Floor	Cap	17.35%
2021-07-25	Barclays	1-Year -10% Floor	Cap	19.60%
2021-07-25	Barclays	6-Year -10% Buffer	Participation	59.00%
2021-07-25	S&P 500	1-Year 0% Floor	Cap	1.10%
2021-07-25	S&P 500	1-Year - 1% Floor	Cap	1.45%
2021-07-25	S&P 500	1-Year - 2% Floor	Cap	2.00%
2021-07-25	S&P 500	1-Year - 3% Floor	Cap	2.40%
2021-07-25	S&P 500	1-Year - 4% Floor	Cap	2.65%
2021-07-25	S&P 500	1-Year - 5% Floor	Cap	3.20%
2021-07-25	S&P 500	1-Year - 6% Floor	Cap	3.35%
2021-07-25	S&P 500	1-Year - 7% Floor	Cap	3.70%
2021-07-25	S&P 500	1-Year - 8% Floor	Cap	4.05%
2021-07-25	S&P 500	1-Year - 9% Floor	Cap	4.40%
2021-07-25	S&P 500	1-Year -10% Floor	Cap	4.90%
2021-07-25	S&P 500	6-Year -10% Buffer	Participation	108.00%
2021-08-10	Barclays	1-Year 0% Floor	Cap	1.50%
2021-08-10	Barclays	1-Year - 1% Floor	Cap	3.25%
2021-08-10	Barclays	1-Year - 2% Floor	Cap	5.00%
2021-08-10	Barclays	1-Year - 3% Floor	Cap	6.80%
2021-08-10	Barclays	1-Year - 4% Floor	Cap	8.55%
2021-08-10	Barclays	1-Year - 5% Floor	Cap	10.20%
2021-08-10	Barclays	1-Year - 6% Floor	Cap	12.15%
2021-08-10	Barclays	1-Year - 7% Floor	Cap	13.80%
2021-08-10	Barclays	1-Year - 8% Floor	Cap	15.60%
2021-08-10	Barclays	1-Year - 9% Floor	Cap	17.50%
2021-08-10	Barclays	1-Year -10% Floor	Cap	19.60%
2021-08-10	Barclays	6-Year -10% Buffer	Participation	59.00%
2021-08-10	S&P 500	1-Year 0% Floor	Cap	1.15%
2021-08-10	S&P 500	1-Year - 1% Floor	Cap	1.60%
2021-08-10	S&P 500	1-Year - 2% Floor	Cap	1.85%
2021-08-10	S&P 500	1-Year - 3% Floor	Cap	2.45%
2021-08-10	S&P 500	1-Year - 4% Floor	Cap	2.85%
2021-08-10	S&P 500	1-Year - 5% Floor	Cap	3.25%

2021-08-10	S&P 500	1-Year - 6% Floor	Cap	3.60%
2021-08-10	S&P 500	1-Year - 7% Floor	Cap	3.95%
2021-08-10	S&P 500	1-Year - 8% Floor	Cap	4.10%
2021-08-10	S&P 500	1-Year - 9% Floor	Cap	4.50%
2021-08-10	S&P 500	1-Year -10% Floor	Cap	5.00%
2021-08-10	S&P 500	6-Year -10% Buffer	Participation	108.00%
2021-08-25	Barclays	1-Year 0% Floor	Cap	1.15%
2021-08-25	Barclays	1-Year - 1% Floor	Cap	2.70%
2021-08-25	Barclays	1-Year - 2% Floor	Cap	4.25%
2021-08-25	Barclays	1-Year - 3% Floor	Cap	5.70%
2021-08-25	Barclays	1-Year - 4% Floor	Cap	7.25%
2021-08-25	Barclays	1-Year - 5% Floor	Cap	8.75%
2021-08-25	Barclays	1-Year - 6% Floor	Cap	10.45%
2021-08-25	Barclays	1-Year - 7% Floor	Cap	11.95%
2021-08-25	Barclays	1-Year - 8% Floor	Cap	13.40%
2021-08-25	Barclays	1-Year - 9% Floor	Cap	14.90%
2021-08-25	Barclays	1-Year -10% Floor	Cap	16.40%
2021-08-25	Barclays	6-Year -10% Buffer	Participation	59.00%
2021-08-25	S&P 500	1-Year 0% Floor	Cap	1.00%
2021-08-25	S&P 500	1-Year - 1% Floor	Cap	1.15%
2021-08-25	S&P 500	1-Year - 2% Floor	Cap	1.65%
2021-08-25	S&P 500	1-Year - 3% Floor	Cap	2.00%
2021-08-25	S&P 500	1-Year - 4% Floor	Cap	2.20%
2021-08-25	S&P 500	1-Year - 5% Floor	Cap	2.70%
2021-08-25	S&P 500	1-Year - 6% Floor	Cap	3.05%
2021-08-25	S&P 500	1-Year - 7% Floor	Cap	3.15%
2021-08-25	S&P 500	1-Year - 8% Floor	Cap	3.70%
2021-08-25	S&P 500	1-Year - 9% Floor	Cap	3.80%
2021-08-25	S&P 500	1-Year -10% Floor	Cap	4.30%
2021-08-25	S&P 500	6-Year -10% Buffer	Participation	108.00%
2021-09-10	Barclays	1-Year 0% Floor	Cap	1.35%
2021-09-10	Barclays	1-Year - 1% Floor	Cap	3.00%
2021-09-10	Barclays	1-Year - 2% Floor	Cap	4.70%
2021-09-10	Barclays	1-Year - 3% Floor	Cap	6.35%
2021-09-10	Barclays	1-Year - 4% Floor	Cap	8.05%
2021-09-10	Barclays	1-Year - 5% Floor	Cap	9.65%
2021-09-10	Barclays	1-Year - 6% Floor	Cap	11.45%
2021-09-10	Barclays	1-Year - 7% Floor	Cap	13.15%
2021-09-10	Barclays	1-Year - 8% Floor	Cap	14.90%
2021-09-10	Barclays	1-Year - 9% Floor	Cap	16.45%
2021-09-10	Barclays	1-Year -10% Floor	Cap	18.15%
2021-09-10	Barclays	6-Year -10% Buffer	Participation	55.00%
2021-09-10	S&P 500	1-Year 0% Floor	Cap	1.00%

2021-09-10	S&P 500	1-Year - 1% Floor	Cap	1.40%
2021-09-10	S&P 500	1-Year - 2% Floor	Cap	1.75%
2021-09-10	S&P 500	1-Year - 3% Floor	Cap	2.15%
2021-09-10	S&P 500	1-Year - 4% Floor	Cap	2.35%
2021-09-10	S&P 500	1-Year - 5% Floor	Cap	2.85%
2021-09-10	S&P 500	1-Year - 6% Floor	Cap	3.20%
2021-09-10	S&P 500	1-Year - 7% Floor	Cap	3.35%
2021-09-10	S&P 500	1-Year - 8% Floor	Cap	3.85%
2021-09-10	S&P 500	1-Year - 9% Floor	Cap	3.95%
2021-09-10	S&P 500	1-Year -10% Floor	Cap	4.45%
2021-09-10	S&P 500	6-Year -10% Buffer	Participation	107.00%
2021-09-25	Barclays	1-Year 0% Floor	Cap	1.35%
2021-09-25	Barclays	1-Year - 1% Floor	Cap	3.00%
2021-09-25	Barclays	1-Year - 2% Floor	Cap	4.60%
2021-09-25	Barclays	1-Year - 3% Floor	Cap	6.25%
2021-09-25	Barclays	1-Year - 4% Floor	Cap	7.95%
2021-09-25	Barclays	1-Year - 5% Floor	Cap	9.45%
2021-09-25	Barclays	1-Year - 6% Floor	Cap	11.20%
2021-09-25	Barclays	1-Year - 7% Floor	Cap	12.85%
2021-09-25	Barclays	1-Year - 8% Floor	Cap	14.65%
2021-09-25	Barclays	1-Year - 9% Floor	Cap	16.20%
2021-09-25	Barclays	1-Year -10% Floor	Cap	17.85%
2021-09-25	Barclays	6-Year -10% Buffer	Participation	55.00%
2021-09-25	S&P 500	1-Year 0% Floor	Cap	1.00%
2021-09-25	S&P 500	1-Year - 1% Floor	Cap	1.45%
2021-09-25	S&P 500	1-Year - 2% Floor	Cap	1.80%
2021-09-25	S&P 500	1-Year - 3% Floor	Cap	2.25%
2021-09-25	S&P 500	1-Year - 4% Floor	Cap	2.45%
2021-09-25	S&P 500	1-Year - 5% Floor	Cap	2.95%
2021-09-25	S&P 500	1-Year - 6% Floor	Cap	3.35%
2021-09-25	S&P 500	1-Year - 7% Floor	Cap	3.70%
2021-09-25	S&P 500	1-Year - 8% Floor	Cap	3.85%
2021-09-25	S&P 500	1-Year - 9% Floor	Cap	4.35%
2021-09-25	S&P 500	1-Year -10% Floor	Cap	4.70%
2021-09-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2021-10-10	Barclays	1-Year 0% Floor	Cap	1.35%
2021-10-10	Barclays	1-Year - 1% Floor	Cap	3.00%
2021-10-10	Barclays	1-Year - 2% Floor	Cap	4.60%
2021-10-10	Barclays	1-Year - 3% Floor	Cap	6.25%
2021-10-10	Barclays	1-Year - 4% Floor	Cap	7.95%
2021-10-10	Barclays	1-Year - 5% Floor	Cap	9.45%
2021-10-10	Barclays	1-Year - 6% Floor	Cap	11.20%
2021-10-10	Barclays	1-Year - 7% Floor	Cap	12.85%

2021-10-10	Barclays	1-Year - 8% Floor	Cap	14.55%
2021-10-10	Barclays	1-Year - 9% Floor	Cap	16.20%
2021-10-10	Barclays	1-Year -10% Floor	Cap	17.85%
2021-10-10	Barclays	6-Year -10% Buffer	Participation	55.00%
2021-10-10	S&P 500	1-Year 0% Floor	Cap	1.20%
2021-10-10	S&P 500	1-Year - 1% Floor	Cap	1.50%
2021-10-10	S&P 500	1-Year - 2% Floor	Cap	2.00%
2021-10-10	S&P 500	1-Year - 3% Floor	Cap	2.40%
2021-10-10	S&P 500	1-Year - 4% Floor	Cap	2.60%
2021-10-10	S&P 500	1-Year - 5% Floor	Cap	3.15%
2021-10-10	S&P 500	1-Year - 6% Floor	Cap	3.30%
2021-10-10	S&P 500	1-Year - 7% Floor	Cap	3.85%
2021-10-10	S&P 500	1-Year - 8% Floor	Cap	4.00%
2021-10-10	S&P 500	1-Year - 9% Floor	Cap	4.35%
2021-10-10	S&P 500	1-Year -10% Floor	Cap	4.85%
2021-10-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2021-10-25	Barclays	1-Year 0% Floor	Cap	1.55%
2021-10-25	Barclays	1-Year - 1% Floor	Cap	3.25%
2021-10-25	Barclays	1-Year - 2% Floor	Cap	4.95%
2021-10-25	Barclays	1-Year - 3% Floor	Cap	6.65%
2021-10-25	Barclays	1-Year - 4% Floor	Cap	8.40%
2021-10-25	Barclays	1-Year - 5% Floor	Cap	9.95%
2021-10-25	Barclays	1-Year - 6% Floor	Cap	11.90%
2021-10-25	Barclays	1-Year - 7% Floor	Cap	13.60%
2021-10-25	Barclays	1-Year - 8% Floor	Cap	15.25%
2021-10-25	Barclays	1-Year - 9% Floor	Cap	16.70%
2021-10-25	Barclays	1-Year -10% Floor	Cap	18.65%
2021-10-25	Barclays	6-Year -10% Buffer	Participation	60.00%
2021-10-25	S&P 500	1-Year 0% Floor	Cap	1.45%
2021-10-25	S&P 500	1-Year - 1% Floor	Cap	1.85%
2021-10-25	S&P 500	1-Year - 2% Floor	Cap	2.05%
2021-10-25	S&P 500	1-Year - 3% Floor	Cap	2.60%
2021-10-25	S&P 500	1-Year - 4% Floor	Cap	3.00%
2021-10-25	S&P 500	1-Year - 5% Floor	Cap	3.35%
2021-10-25	S&P 500	1-Year - 6% Floor	Cap	3.70%
2021-10-25	S&P 500	1-Year - 7% Floor	Cap	4.05%
2021-10-25	S&P 500	1-Year - 8% Floor	Cap	4.15%
2021-10-25	S&P 500	1-Year - 9% Floor	Cap	4.50%
2021-10-25	S&P 500	1-Year -10% Floor	Cap	5.00%
2021-10-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2021-11-10	Barclays	1-Year 0% Floor	Cap	1.80%
2021-11-10	Barclays	1-Year - 1% Floor	Cap	3.70%
2021-11-10	Barclays	1-Year - 2% Floor	Cap	5.60%

2021-11-10	Barclays	1-Year - 3% Floor	Cap	7.50%
2021-11-10	Barclays	1-Year - 4% Floor	Cap	9.40%
2021-11-10	Barclays	1-Year - 5% Floor	Cap	11.10%
2021-11-10	Barclays	1-Year - 6% Floor	Cap	13.25%
2021-11-10	Barclays	1-Year - 7% Floor	Cap	15.20%
2021-11-10	Barclays	1-Year - 8% Floor	Cap	17.10%
2021-11-10	Barclays	1-Year - 9% Floor	Cap	18.60%
2021-11-10	Barclays	1-Year -10% Floor	Cap	20.65%
2021-11-10	Barclays	6-Year -10% Buffer	Participation	65.00%
2021-11-10	S&P 500	1-Year 0% Floor	Cap	1.70%
2021-11-10	S&P 500	1-Year - 1% Floor	Cap	2.05%
2021-11-10	S&P 500	1-Year - 2% Floor	Cap	2.45%
2021-11-10	S&P 500	1-Year - 3% Floor	Cap	2.80%
2021-11-10	S&P 500	1-Year - 4% Floor	Cap	3.15%
2021-11-10	S&P 500	1-Year - 5% Floor	Cap	3.50%
2021-11-10	S&P 500	1-Year - 6% Floor	Cap	3.85%
2021-11-10	S&P 500	1-Year - 7% Floor	Cap	4.20%
2021-11-10	S&P 500	1-Year - 8% Floor	Cap	4.50%
2021-11-10	S&P 500	1-Year - 9% Floor	Cap	4.65%
2021-11-10	S&P 500	1-Year -10% Floor	Cap	5.15%
2021-11-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2021-11-25	Barclays	1-Year 0% Floor	Cap	1.80%
2021-11-25	Barclays	1-Year - 1% Floor	Cap	3.70%
2021-11-25	Barclays	1-Year - 2% Floor	Cap	5.55%
2021-11-25	Barclays	1-Year - 3% Floor	Cap	7.50%
2021-11-25	Barclays	1-Year - 4% Floor	Cap	9.40%
2021-11-25	Barclays	1-Year - 5% Floor	Cap	11.05%
2021-11-25	Barclays	1-Year - 6% Floor	Cap	13.20%
2021-11-25	Barclays	1-Year - 7% Floor	Cap	15.10%
2021-11-25	Barclays	1-Year - 8% Floor	Cap	17.00%
2021-11-25	Barclays	1-Year - 9% Floor	Cap	18.70%
2021-11-25	Barclays	1-Year -10% Floor	Cap	21.20%
2021-11-25	Barclays	6-Year -10% Buffer	Participation	70.00%
2021-11-25	S&P 500	1-Year 0% Floor	Cap	1.75%
2021-11-25	S&P 500	1-Year - 1% Floor	Cap	2.00%
2021-11-25	S&P 500	1-Year - 2% Floor	Cap	2.55%
2021-11-25	S&P 500	1-Year - 3% Floor	Cap	2.95%
2021-11-25	S&P 500	1-Year - 4% Floor	Cap	3.35%
2021-11-25	S&P 500	1-Year - 5% Floor	Cap	3.75%
2021-11-25	S&P 500	1-Year - 6% Floor	Cap	4.15%
2021-11-25	S&P 500	1-Year - 7% Floor	Cap	4.50%
2021-11-25	S&P 500	1-Year - 8% Floor	Cap	4.85%
2021-11-25	S&P 500	1-Year - 9% Floor	Cap	5.00%

2021-11-25	S&P 500	1-Year -10% Floor	Cap	5.60%
2021-11-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2021-12-10	Barclays	1-Year 0% Floor	Cap	2.10%
2021-12-10	Barclays	1-Year - 1% Floor	Cap	3.95%
2021-12-10	Barclays	1-Year - 2% Floor	Cap	5.90%
2021-12-10	Barclays	1-Year - 3% Floor	Cap	7.80%
2021-12-10	Barclays	1-Year - 4% Floor	Cap	9.80%
2021-12-10	Barclays	1-Year - 5% Floor	Cap	11.45%
2021-12-10	Barclays	1-Year - 6% Floor	Cap	13.65%
2021-12-10	Barclays	1-Year - 7% Floor	Cap	15.55%
2021-12-10	Barclays	1-Year - 8% Floor	Cap	17.60%
2021-12-10	Barclays	1-Year - 9% Floor	Cap	19.80%
2021-12-10	Barclays	1-Year -10% Floor	Cap	21.75%
2021-12-10	Barclays	6-Year -10% Buffer	Participation	75.00%
2021-12-10	S&P 500	1-Year 0% Floor	Cap	1.95%
2021-12-10	S&P 500	1-Year - 1% Floor	Cap	2.20%
2021-12-10	S&P 500	1-Year - 2% Floor	Cap	2.55%
2021-12-10	S&P 500	1-Year - 3% Floor	Cap	3.15%
2021-12-10	S&P 500	1-Year - 4% Floor	Cap	3.55%
2021-12-10	S&P 500	1-Year - 5% Floor	Cap	3.90%
2021-12-10	S&P 500	1-Year - 6% Floor	Cap	4.30%
2021-12-10	S&P 500	1-Year - 7% Floor	Cap	4.65%
2021-12-10	S&P 500	1-Year - 8% Floor	Cap	5.00%
2021-12-10	S&P 500	1-Year - 9% Floor	Cap	5.10%
2021-12-10	S&P 500	1-Year -10% Floor	Cap	5.70%
2021-12-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2021-12-25	Barclays	1-Year 0% Floor	Cap	2.05%
2021-12-25	Barclays	1-Year - 1% Floor	Cap	3.95%
2021-12-25	Barclays	1-Year - 2% Floor	Cap	5.85%
2021-12-25	Barclays	1-Year - 3% Floor	Cap	7.80%
2021-12-25	Barclays	1-Year - 4% Floor	Cap	9.70%
2021-12-25	Barclays	1-Year - 5% Floor	Cap	11.40%
2021-12-25	Barclays	1-Year - 6% Floor	Cap	13.55%
2021-12-25	Barclays	1-Year - 7% Floor	Cap	15.50%
2021-12-25	Barclays	1-Year - 8% Floor	Cap	17.50%
2021-12-25	Barclays	1-Year - 9% Floor	Cap	19.70%
2021-12-25	Barclays	1-Year -10% Floor	Cap	21.60%
2021-12-25	Barclays	6-Year -10% Buffer	Participation	75.00%
2021-12-25	S&P 500	1-Year 0% Floor	Cap	2.00%
2021-12-25	S&P 500	1-Year - 1% Floor	Cap	2.40%
2021-12-25	S&P 500	1-Year - 2% Floor	Cap	2.85%
2021-12-25	S&P 500	1-Year - 3% Floor	Cap	3.25%
2021-12-25	S&P 500	1-Year - 4% Floor	Cap	3.65%

2021-12-25	S&P 500	1-Year - 5% Floor	Cap	4.00%
2021-12-25	S&P 500	1-Year - 6% Floor	Cap	4.40%
2021-12-25	S&P 500	1-Year - 7% Floor	Cap	4.75%
2021-12-25	S&P 500	1-Year - 8% Floor	Cap	5.05%
2021-12-25	S&P 500	1-Year - 9% Floor	Cap	5.45%
2021-12-25	S&P 500	1-Year -10% Floor	Cap	5.85%
2021-12-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2022-01-10	Barclays	1-Year 0% Floor	Cap	2.60%
2022-01-10	Barclays	1-Year - 1% Floor	Cap	4.35%
2022-01-10	Barclays	1-Year - 2% Floor	Cap	6.45%
2022-01-10	Barclays	1-Year - 3% Floor	Cap	8.40%
2022-01-10	Barclays	1-Year - 4% Floor	Cap	10.20%
2022-01-10	Barclays	1-Year - 5% Floor	Cap	12.25%
2022-01-10	Barclays	1-Year - 6% Floor	Cap	14.20%
2022-01-10	Barclays	1-Year - 7% Floor	Cap	16.15%
2022-01-10	Barclays	1-Year - 8% Floor	Cap	18.20%
2022-01-10	Barclays	1-Year - 9% Floor	Cap	20.40%
2022-01-10	Barclays	1-Year -10% Floor	Cap	22.95%
2022-01-10	Barclays	6-Year -10% Buffer	Participation	90.00%
2022-01-10	S&P 500	1-Year 0% Floor	Cap	2.00%
2022-01-10	S&P 500	1-Year - 1% Floor	Cap	2.35%
2022-01-10	S&P 500	1-Year - 2% Floor	Cap	2.75%
2022-01-10	S&P 500	1-Year - 3% Floor	Cap	3.10%
2022-01-10	S&P 500	1-Year - 4% Floor	Cap	3.50%
2022-01-10	S&P 500	1-Year - 5% Floor	Cap	3.85%
2022-01-10	S&P 500	1-Year - 6% Floor	Cap	4.20%
2022-01-10	S&P 500	1-Year - 7% Floor	Cap	4.35%
2022-01-10	S&P 500	1-Year - 8% Floor	Cap	4.85%
2022-01-10	S&P 500	1-Year - 9% Floor	Cap	5.00%
2022-01-10	S&P 500	1-Year -10% Floor	Cap	5.45%
2022-01-10	S&P 500	6-Year -10% Buffer	Participation	110.00%
2022-01-25	Barclays	1-Year 0% Floor	Cap	2.60%
2022-01-25	Barclays	1-Year - 1% Floor	Cap	4.50%
2022-01-25	Barclays	1-Year - 2% Floor	Cap	6.45%
2022-01-25	Barclays	1-Year - 3% Floor	Cap	8.40%
2022-01-25	Barclays	1-Year - 4% Floor	Cap	10.20%
2022-01-25	Barclays	1-Year - 5% Floor	Cap	12.25%
2022-01-25	Barclays	1-Year - 6% Floor	Cap	14.20%
2022-01-25	Barclays	1-Year - 7% Floor	Cap	16.20%
2022-01-25	Barclays	1-Year - 8% Floor	Cap	18.45%
2022-01-25	Barclays	1-Year - 9% Floor	Cap	20.50%
2022-01-25	Barclays	1-Year -10% Floor	Cap	23.00%
2022-01-25	Barclays	6-Year -10% Buffer	Participation	90.00%

2022-01-25	S&P 500	1-Year 0% Floor	Cap	2.00%
2022-01-25	S&P 500	1-Year - 1% Floor	Cap	2.35%
2022-01-25	S&P 500	1-Year - 2% Floor	Cap	2.80%
2022-01-25	S&P 500	1-Year - 3% Floor	Cap	3.20%
2022-01-25	S&P 500	1-Year - 4% Floor	Cap	3.60%
2022-01-25	S&P 500	1-Year - 5% Floor	Cap	4.00%
2022-01-25	S&P 500	1-Year - 6% Floor	Cap	4.35%
2022-01-25	S&P 500	1-Year - 7% Floor	Cap	4.75%
2022-01-25	S&P 500	1-Year - 8% Floor	Cap	5.05%
2022-01-25	S&P 500	1-Year - 9% Floor	Cap	5.25%
2022-01-25	S&P 500	1-Year -10% Floor	Cap	5.75%
2022-01-25	S&P 500	6-Year -10% Buffer	Participation	110.00%
2022-02-10	Barclays	1-Year 0% Floor	Cap	2.85%
2022-02-10	Barclays	1-Year - 1% Floor	Cap	4.85%
2022-02-10	Barclays	1-Year - 2% Floor	Cap	6.85%
2022-02-10	Barclays	1-Year - 3% Floor	Cap	8.85%
2022-02-10	Barclays	1-Year - 4% Floor	Cap	10.90%
2022-02-10	Barclays	1-Year - 5% Floor	Cap	12.90%
2022-02-10	Barclays	1-Year - 6% Floor	Cap	14.90%
2022-02-10	Barclays	1-Year - 7% Floor	Cap	17.00%
2022-02-10	Barclays	1-Year - 8% Floor	Cap	19.45%
2022-02-10	Barclays	1-Year - 9% Floor	Cap	21.65%
2022-02-10	Barclays	1-Year -10% Floor	Cap	23.85%
2022-02-10	Barclays	6-Year -10% Buffer	Participation	105.00%
2022-02-10	S&P 500	1-Year 0% Floor	Cap	2.20%
2022-02-10	S&P 500	1-Year - 1% Floor	Cap	2.50%
2022-02-10	S&P 500	1-Year - 2% Floor	Cap	3.05%
2022-02-10	S&P 500	1-Year - 3% Floor	Cap	3.45%
2022-02-10	S&P 500	1-Year - 4% Floor	Cap	3.85%
2022-02-10	S&P 500	1-Year - 5% Floor	Cap	4.25%
2022-02-10	S&P 500	1-Year - 6% Floor	Cap	4.65%
2022-02-10	S&P 500	1-Year - 7% Floor	Cap	5.00%
2022-02-10	S&P 500	1-Year - 8% Floor	Cap	5.15%
2022-02-10	S&P 500	1-Year - 9% Floor	Cap	5.60%
2022-02-10	S&P 500	1-Year -10% Floor	Cap	6.05%
2022-02-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2022-02-25	Barclays	1-Year 0% Floor	Cap	2.85%
2022-02-25	Barclays	1-Year - 1% Floor	Cap	4.90%
2022-02-25	Barclays	1-Year - 2% Floor	Cap	6.85%
2022-02-25	Barclays	1-Year - 3% Floor	Cap	8.85%
2022-02-25	Barclays	1-Year - 4% Floor	Cap	10.85%
2022-02-25	Barclays	1-Year - 5% Floor	Cap	12.90%
2022-02-25	Barclays	1-Year - 6% Floor	Cap	14.90%

2022-02-25	Barclays	1-Year - 7% Floor	Cap	17.05%
2022-02-25	Barclays	1-Year - 8% Floor	Cap	19.30%
2022-02-25	Barclays	1-Year - 9% Floor	Cap	21.80%
2022-02-25	Barclays	1-Year -10% Floor	Cap	24.10%
2022-02-25	Barclays	6-Year -10% Buffer	Participation	110.00%
2022-02-25	S&P 500	1-Year 0% Floor	Cap	2.20%
2022-02-25	S&P 500	1-Year - 1% Floor	Cap	2.45%
2022-02-25	S&P 500	1-Year - 2% Floor	Cap	2.95%
2022-02-25	S&P 500	1-Year - 3% Floor	Cap	3.35%
2022-02-25	S&P 500	1-Year - 4% Floor	Cap	3.70%
2022-02-25	S&P 500	1-Year - 5% Floor	Cap	4.05%
2022-02-25	S&P 500	1-Year - 6% Floor	Cap	4.40%
2022-02-25	S&P 500	1-Year - 7% Floor	Cap	4.75%
2022-02-25	S&P 500	1-Year - 8% Floor	Cap	4.90%
2022-02-25	S&P 500	1-Year - 9% Floor	Cap	5.25%
2022-02-25	S&P 500	1-Year -10% Floor	Cap	5.70%
2022-02-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2022-03-10	Barclays	1-Year 0% Floor	Cap	3.35%
2022-03-10	Barclays	1-Year - 1% Floor	Cap	5.45%
2022-03-10	Barclays	1-Year - 2% Floor	Cap	7.45%
2022-03-10	Barclays	1-Year - 3% Floor	Cap	9.60%
2022-03-10	Barclays	1-Year - 4% Floor	Cap	11.55%
2022-03-10	Barclays	1-Year - 5% Floor	Cap	13.70%
2022-03-10	Barclays	1-Year - 6% Floor	Cap	15.80%
2022-03-10	Barclays	1-Year - 7% Floor	Cap	18.05%
2022-03-10	Barclays	1-Year - 8% Floor	Cap	20.05%
2022-03-10	Barclays	1-Year - 9% Floor	Cap	22.55%
2022-03-10	Barclays	1-Year -10% Floor	Cap	24.90%
2022-03-10	Barclays	6-Year -10% Buffer	Participation	120.00%
2022-03-10	S&P 500	1-Year 0% Floor	Cap	2.65%
2022-03-10	S&P 500	1-Year - 1% Floor	Cap	3.05%
2022-03-10	S&P 500	1-Year - 2% Floor	Cap	3.45%
2022-03-10	S&P 500	1-Year - 3% Floor	Cap	3.85%
2022-03-10	S&P 500	1-Year - 4% Floor	Cap	4.25%
2022-03-10	S&P 500	1-Year - 5% Floor	Cap	4.60%
2022-03-10	S&P 500	1-Year - 6% Floor	Cap	5.00%
2022-03-10	S&P 500	1-Year - 7% Floor	Cap	5.35%
2022-03-10	S&P 500	1-Year - 8% Floor	Cap	5.50%
2022-03-10	S&P 500	1-Year - 9% Floor	Cap	5.90%
2022-03-10	S&P 500	1-Year -10% Floor	Cap	6.35%
2022-03-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2022-03-25	Barclays	1-Year 0% Floor	Cap	3.35%
2022-03-25	Barclays	1-Year - 1% Floor	Cap	5.65%

2022-03-25	Barclays	1-Year - 2% Floor	Cap	7.90%
2022-03-25	Barclays	1-Year - 3% Floor	Cap	10.05%
2022-03-25	Barclays	1-Year - 4% Floor	Cap	12.40%
2022-03-25	Barclays	1-Year - 5% Floor	Cap	14.75%
2022-03-25	Barclays	1-Year - 6% Floor	Cap	17.20%
2022-03-25	Barclays	1-Year - 7% Floor	Cap	19.60%
2022-03-25	Barclays	1-Year - 8% Floor	Cap	22.50%
2022-03-25	Barclays	1-Year - 9% Floor	Cap	24.00%
2022-03-25	Barclays	1-Year -10% Floor	Cap	25.50%
2022-03-25	Barclays	6-Year -10% Buffer	Participation	120.00%
2022-03-25	S&P 500	1-Year 0% Floor	Cap	2.60%
2022-03-25	S&P 500	1-Year - 1% Floor	Cap	3.05%
2022-03-25	S&P 500	1-Year - 2% Floor	Cap	3.50%
2022-03-25	S&P 500	1-Year - 3% Floor	Cap	3.95%
2022-03-25	S&P 500	1-Year - 4% Floor	Cap	4.35%
2022-03-25	S&P 500	1-Year - 5% Floor	Cap	4.80%
2022-03-25	S&P 500	1-Year - 6% Floor	Cap	5.20%
2022-03-25	S&P 500	1-Year - 7% Floor	Cap	5.60%
2022-03-25	S&P 500	1-Year - 8% Floor	Cap	5.95%
2022-03-25	S&P 500	1-Year - 9% Floor	Cap	6.35%
2022-03-25	S&P 500	1-Year -10% Floor	Cap	6.70%
2022-03-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2022-04-10	Barclays	1-Year 0% Floor	Cap	4.15%
2022-04-10	Barclays	1-Year - 1% Floor	Cap	6.30%
2022-04-10	Barclays	1-Year - 2% Floor	Cap	8.50%
2022-04-10	Barclays	1-Year - 3% Floor	Cap	10.70%
2022-04-10	Barclays	1-Year - 4% Floor	Cap	12.80%
2022-04-10	Barclays	1-Year - 5% Floor	Cap	15.05%
2022-04-10	Barclays	1-Year - 6% Floor	Cap	17.35%
2022-04-10	Barclays	1-Year - 7% Floor	Cap	19.40%
2022-04-10	Barclays	1-Year - 8% Floor	Cap	22.75%
2022-04-10	Barclays	1-Year - 9% Floor	Cap	24.25%
2022-04-10	Barclays	1-Year -10% Floor	Cap	25.50%
2022-04-10	Barclays	6-Year -10% Buffer	Participation	125.00%
2022-04-10	S&P 500	1-Year 0% Floor	Cap	3.05%
2022-04-10	S&P 500	1-Year - 1% Floor	Cap	3.60%
2022-04-10	S&P 500	1-Year - 2% Floor	Cap	4.05%
2022-04-10	S&P 500	1-Year - 3% Floor	Cap	4.60%
2022-04-10	S&P 500	1-Year - 4% Floor	Cap	5.05%
2022-04-10	S&P 500	1-Year - 5% Floor	Cap	5.50%
2022-04-10	S&P 500	1-Year - 6% Floor	Cap	5.95%
2022-04-10	S&P 500	1-Year - 7% Floor	Cap	6.35%
2022-04-10	S&P 500	1-Year - 8% Floor	Cap	6.80%

2022-04-10	S&P 500	1-Year - 9% Floor	Cap	7.20%
2022-04-10	S&P 500	1-Year -10% Floor	Cap	7.60%
2022-04-10	S&P 500	6-Year -10% Buffer	Participation	110.00%
2022-04-25	Barclays	1-Year 0% Floor	Cap	5.15%
2022-04-25	Barclays	1-Year - 1% Floor	Cap	6.25%
2022-04-25	Barclays	1-Year - 2% Floor	Cap	8.45%
2022-04-25	Barclays	1-Year - 3% Floor	Cap	10.60%
2022-04-25	Barclays	1-Year - 4% Floor	Cap	12.80%
2022-04-25	Barclays	1-Year - 5% Floor	Cap	14.95%
2022-04-25	Barclays	1-Year - 6% Floor	Cap	17.20%
2022-04-25	Barclays	1-Year - 7% Floor	Cap	19.75%
2022-04-25	Barclays	1-Year - 8% Floor	Cap	22.10%
2022-04-25	Barclays	1-Year - 9% Floor	Cap	25.25%
2022-04-25	Barclays	1-Year -10% Floor	Cap	25.80%
2022-04-25	Barclays	6-Year -10% Buffer	Participation	125.00%
2022-04-25	S&P 500	1-Year 0% Floor	Cap	3.50%
2022-04-25	S&P 500	1-Year - 1% Floor	Cap	4.15%
2022-04-25	S&P 500	1-Year - 2% Floor	Cap	4.75%
2022-04-25	S&P 500	1-Year - 3% Floor	Cap	5.35%
2022-04-25	S&P 500	1-Year - 4% Floor	Cap	5.90%
2022-04-25	S&P 500	1-Year - 5% Floor	Cap	6.45%
2022-04-25	S&P 500	1-Year - 6% Floor	Cap	7.00%
2022-04-25	S&P 500	1-Year - 7% Floor	Cap	7.45%
2022-04-25	S&P 500	1-Year - 8% Floor	Cap	8.05%
2022-04-25	S&P 500	1-Year - 9% Floor	Cap	8.55%
2022-04-25	S&P 500	1-Year -10% Floor	Cap	9.05%
2022-04-25	S&P 500	6-Year -10% Buffer	Participation	110.00%
2022-05-10	Barclays	1-Year 0% Floor	Cap	7.00%
2022-05-10	Barclays	1-Year - 1% Floor	Cap	8.30%
2022-05-10	Barclays	1-Year - 2% Floor	Cap	10.00%
2022-05-10	Barclays	1-Year - 3% Floor	Cap	11.50%
2022-05-10	Barclays	1-Year - 4% Floor	Cap	13.30%
2022-05-10	Barclays	1-Year - 5% Floor	Cap	14.95%
2022-05-10	Barclays	1-Year - 6% Floor	Cap	17.25%
2022-05-10	Barclays	1-Year - 7% Floor	Cap	19.80%
2022-05-10	Barclays	1-Year - 8% Floor	Cap	21.90%
2022-05-10	Barclays	1-Year - 9% Floor	Cap	24.60%
2022-05-10	Barclays	1-Year -10% Floor	Cap	25.75%
2022-05-10	Barclays	6-Year -10% Buffer	Participation	125.00%
2022-05-10	S&P 500	1-Year 0% Floor	Cap	4.40%
2022-05-10	S&P 500	1-Year - 1% Floor	Cap	5.00%
2022-05-10	S&P 500	1-Year - 2% Floor	Cap	5.65%
2022-05-10	S&P 500	1-Year - 3% Floor	Cap	6.20%

2022-05-10	S&P 500	1-Year - 4% Floor	Cap	6.80%
2022-05-10	S&P 500	1-Year - 5% Floor	Cap	7.30%
2022-05-10	S&P 500	1-Year - 6% Floor	Cap	7.85%
2022-05-10	S&P 500	1-Year - 7% Floor	Cap	8.35%
2022-05-10	S&P 500	1-Year - 8% Floor	Cap	8.75%
2022-05-10	S&P 500	1-Year - 9% Floor	Cap	9.25%
2022-05-10	S&P 500	1-Year -10% Floor	Cap	9.85%
2022-05-10	S&P 500	6-Year -10% Buffer	Participation	110.00%
2022-05-25	Barclays	1-Year 0% Floor	Cap	7.65%
2022-05-25	Barclays	1-Year - 1% Floor	Cap	9.10%
2022-05-25	Barclays	1-Year - 2% Floor	Cap	10.80%
2022-05-25	Barclays	1-Year - 3% Floor	Cap	12.30%
2022-05-25	Barclays	1-Year - 4% Floor	Cap	14.10%
2022-05-25	Barclays	1-Year - 5% Floor	Cap	15.65%
2022-05-25	Barclays	1-Year - 6% Floor	Cap	17.70%
2022-05-25	Barclays	1-Year - 7% Floor	Cap	19.95%
2022-05-25	Barclays	1-Year - 8% Floor	Cap	23.25%
2022-05-25	Barclays	1-Year - 9% Floor	Cap	24.85%
2022-05-25	Barclays	1-Year -10% Floor	Cap	25.50%
2022-05-25	Barclays	6-Year -10% Buffer	Participation	125.00%
2022-05-25	S&P 500	1-Year 0% Floor	Cap	4.70%
2022-05-25	S&P 500	1-Year - 1% Floor	Cap	5.35%
2022-05-25	S&P 500	1-Year - 2% Floor	Cap	5.95%
2022-05-25	S&P 500	1-Year - 3% Floor	Cap	6.60%
2022-05-25	S&P 500	1-Year - 4% Floor	Cap	7.15%
2022-05-25	S&P 500	1-Year - 5% Floor	Cap	7.75%
2022-05-25	S&P 500	1-Year - 6% Floor	Cap	8.20%
2022-05-25	S&P 500	1-Year - 7% Floor	Cap	8.85%
2022-05-25	S&P 500	1-Year - 8% Floor	Cap	9.45%
2022-05-25	S&P 500	1-Year - 9% Floor	Cap	9.85%
2022-05-25	S&P 500	1-Year -10% Floor	Cap	10.50%
2022-05-25	S&P 500	6-Year -10% Buffer	Participation	115.00%
2022-06-10	Barclays	1-Year 0% Floor	Cap	9.30%
2022-06-10	Barclays	1-Year - 1% Floor	Cap	10.75%
2022-06-10	Barclays	1-Year - 2% Floor	Cap	12.60%
2022-06-10	Barclays	1-Year - 3% Floor	Cap	14.20%
2022-06-10	Barclays	1-Year - 4% Floor	Cap	16.15%
2022-06-10	Barclays	1-Year - 5% Floor	Cap	17.85%
2022-06-10	Barclays	1-Year - 6% Floor	Cap	20.80%
2022-06-10	Barclays	1-Year - 7% Floor	Cap	22.95%
2022-06-10	Barclays	1-Year - 8% Floor	Cap	23.65%
2022-06-10	Barclays	1-Year - 9% Floor	Cap	24.30%
2022-06-10	Barclays	1-Year -10% Floor	Cap	25.30%

2022-06-10	Barclays	6-Year -10% Buffer	Participation	150.00%
2022-06-10	S&P 500	1-Year 0% Floor	Cap	5.05%
2022-06-10	S&P 500	1-Year - 1% Floor	Cap	5.70%
2022-06-10	S&P 500	1-Year - 2% Floor	Cap	6.35%
2022-06-10	S&P 500	1-Year - 3% Floor	Cap	6.95%
2022-06-10	S&P 500	1-Year - 4% Floor	Cap	7.55%
2022-06-10	S&P 500	1-Year - 5% Floor	Cap	8.20%
2022-06-10	S&P 500	1-Year - 6% Floor	Cap	8.70%
2022-06-10	S&P 500	1-Year - 7% Floor	Cap	9.35%
2022-06-10	S&P 500	1-Year - 8% Floor	Cap	9.95%
2022-06-10	S&P 500	1-Year - 9% Floor	Cap	10.40%
2022-06-10	S&P 500	1-Year -10% Floor	Cap	11.10%
2022-06-10	S&P 500	6-Year -10% Buffer	Participation	115.00%
2022-06-25	Barclays	1-Year 0% Floor	Cap	8.75%
2022-06-25	Barclays	1-Year - 1% Floor	Cap	10.15%
2022-06-25	Barclays	1-Year - 2% Floor	Cap	12.05%
2022-06-25	Barclays	1-Year - 3% Floor	Cap	13.60%
2022-06-25	Barclays	1-Year - 4% Floor	Cap	15.45%
2022-06-25	Barclays	1-Year - 5% Floor	Cap	17.15%
2022-06-25	Barclays	1-Year - 6% Floor	Cap	20.00%
2022-06-25	Barclays	1-Year - 7% Floor	Cap	22.40%
2022-06-25	Barclays	1-Year - 8% Floor	Cap	25.70%
2022-06-25	Barclays	1-Year - 9% Floor	Cap	26.75%
2022-06-25	Barclays	1-Year -10% Floor	Cap	27.75%
2022-06-25	Barclays	6-Year -10% Buffer	Participation	150.00%
2022-06-25	S&P 500	1-Year 0% Floor	Cap	4.80%
2022-06-25	S&P 500	1-Year - 1% Floor	Cap	5.40%
2022-06-25	S&P 500	1-Year - 2% Floor	Cap	5.95%
2022-06-25	S&P 500	1-Year - 3% Floor	Cap	6.50%
2022-06-25	S&P 500	1-Year - 4% Floor	Cap	7.00%
2022-06-25	S&P 500	1-Year - 5% Floor	Cap	7.55%
2022-06-25	S&P 500	1-Year - 6% Floor	Cap	8.00%
2022-06-25	S&P 500	1-Year - 7% Floor	Cap	8.50%
2022-06-25	S&P 500	1-Year - 8% Floor	Cap	8.95%
2022-06-25	S&P 500	1-Year - 9% Floor	Cap	9.35%
2022-06-25	S&P 500	1-Year -10% Floor	Cap	9.85%
2022-06-25	S&P 500	6-Year -10% Buffer	Participation	120.00%
2022-07-10	Barclays	1-Year 0% Floor	Cap	10.00%
2022-07-10	Barclays	1-Year - 1% Floor	Cap	11.60%
2022-07-10	Barclays	1-Year - 2% Floor	Cap	13.45%
2022-07-10	Barclays	1-Year - 3% Floor	Cap	15.00%
2022-07-10	Barclays	1-Year - 4% Floor	Cap	17.05%
2022-07-10	Barclays	1-Year - 5% Floor	Cap	19.25%

2022-07-10	Barclays	1-Year - 6% Floor	Cap	22.95%
2022-07-10	Barclays	1-Year - 7% Floor	Cap	24.85%
2022-07-10	Barclays	1-Year - 8% Floor	Cap	25.20%
2022-07-10	Barclays	1-Year - 9% Floor	Cap	25.75%
2022-07-10	Barclays	1-Year -10% Floor	Cap	26.15%
2022-07-10	Barclays	6-Year -10% Buffer	Participation	150.00%
2022-07-10	S&P 500	1-Year 0% Floor	Cap	5.35%
2022-07-10	S&P 500	1-Year - 1% Floor	Cap	5.95%
2022-07-10	S&P 500	1-Year - 2% Floor	Cap	6.55%
2022-07-10	S&P 500	1-Year - 3% Floor	Cap	7.10%
2022-07-10	S&P 500	1-Year - 4% Floor	Cap	7.65%
2022-07-10	S&P 500	1-Year - 5% Floor	Cap	8.15%
2022-07-10	S&P 500	1-Year - 6% Floor	Cap	8.70%
2022-07-10	S&P 500	1-Year - 7% Floor	Cap	9.20%
2022-07-10	S&P 500	1-Year - 8% Floor	Cap	9.55%
2022-07-10	S&P 500	1-Year - 9% Floor	Cap	10.15%
2022-07-10	S&P 500	1-Year -10% Floor	Cap	10.75%
2022-07-10	S&P 500	6-Year -10% Buffer	Participation	120.00%
2022-07-25	Barclays	1-Year 0% Floor	Cap	10.00%
2022-07-25	Barclays	1-Year - 1% Floor	Cap	11.55%
2022-07-25	Barclays	1-Year - 2% Floor	Cap	13.35%
2022-07-25	Barclays	1-Year - 3% Floor	Cap	15.00%
2022-07-25	Barclays	1-Year - 4% Floor	Cap	17.25%
2022-07-25	Barclays	1-Year - 5% Floor	Cap	19.25%
2022-07-25	Barclays	1-Year - 6% Floor	Cap	22.60%
2022-07-25	Barclays	1-Year - 7% Floor	Cap	24.30%
2022-07-25	Barclays	1-Year - 8% Floor	Cap	25.40%
2022-07-25	Barclays	1-Year - 9% Floor	Cap	25.60%
2022-07-25	Barclays	1-Year -10% Floor	Cap	25.75%
2022-07-25	Barclays	6-Year -10% Buffer	Participation	150.00%
2022-07-25	S&P 500	1-Year 0% Floor	Cap	5.70%
2022-07-25	S&P 500	1-Year - 1% Floor	Cap	6.25%
2022-07-25	S&P 500	1-Year - 2% Floor	Cap	6.80%
2022-07-25	S&P 500	1-Year - 3% Floor	Cap	7.40%
2022-07-25	S&P 500	1-Year - 4% Floor	Cap	7.90%
2022-07-25	S&P 500	1-Year - 5% Floor	Cap	8.40%
2022-07-25	S&P 500	1-Year - 6% Floor	Cap	8.95%
2022-07-25	S&P 500	1-Year - 7% Floor	Cap	9.45%
2022-07-25	S&P 500	1-Year - 8% Floor	Cap	9.75%
2022-07-25	S&P 500	1-Year - 9% Floor	Cap	10.30%
2022-07-25	S&P 500	1-Year -10% Floor	Cap	11.00%
2022-07-25	S&P 500	6-Year -10% Buffer	Participation	120.00%
2022-08-10	Barclays	1-Year 0% Floor	Cap	10.00%

2022-08-10	Barclays	1-Year - 1% Floor	Cap	11.55%
2022-08-10	Barclays	1-Year - 2% Floor	Cap	13.45%
2022-08-10	Barclays	1-Year - 3% Floor	Cap	15.05%
2022-08-10	Barclays	1-Year - 4% Floor	Cap	17.25%
2022-08-10	Barclays	1-Year - 5% Floor	Cap	19.25%
2022-08-10	Barclays	1-Year - 6% Floor	Cap	22.75%
2022-08-10	Barclays	1-Year - 7% Floor	Cap	24.15%
2022-08-10	Barclays	1-Year - 8% Floor	Cap	24.85%
2022-08-10	Barclays	1-Year - 9% Floor	Cap	24.95%
2022-08-10	Barclays	1-Year -10% Floor	Cap	25.25%
2022-08-10	Barclays	6-Year -10% Buffer	Participation	150.00%
2022-08-10	S&P 500	1-Year 0% Floor	Cap	5.80%
2022-08-10	S&P 500	1-Year - 1% Floor	Cap	6.25%
2022-08-10	S&P 500	1-Year - 2% Floor	Cap	7.00%
2022-08-10	S&P 500	1-Year - 3% Floor	Cap	7.65%
2022-08-10	S&P 500	1-Year - 4% Floor	Cap	8.20%
2022-08-10	S&P 500	1-Year - 5% Floor	Cap	8.80%
2022-08-10	S&P 500	1-Year - 6% Floor	Cap	9.35%
2022-08-10	S&P 500	1-Year - 7% Floor	Cap	9.90%
2022-08-10	S&P 500	1-Year - 8% Floor	Cap	10.50%
2022-08-10	S&P 500	1-Year - 9% Floor	Cap	11.10%
2022-08-10	S&P 500	1-Year -10% Floor	Cap	11.70%
2022-08-10	S&P 500	6-Year -10% Buffer	Participation	120.00%
2022-08-25	Barclays	1-Year 0% Floor	Cap	9.20%
2022-08-25	Barclays	1-Year - 1% Floor	Cap	10.70%
2022-08-25	Barclays	1-Year - 2% Floor	Cap	12.50%
2022-08-25	Barclays	1-Year - 3% Floor	Cap	14.00%
2022-08-25	Barclays	1-Year - 4% Floor	Cap	15.90%
2022-08-25	Barclays	1-Year - 5% Floor	Cap	17.20%
2022-08-25	Barclays	1-Year - 6% Floor	Cap	20.20%
2022-08-25	Barclays	1-Year - 7% Floor	Cap	22.60%
2022-08-25	Barclays	1-Year - 8% Floor	Cap	25.25%
2022-08-25	Barclays	1-Year - 9% Floor	Cap	25.30%
2022-08-25	Barclays	1-Year -10% Floor	Cap	25.50%
2022-08-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2022-08-25	S&P 500	1-Year 0% Floor	Cap	5.30%
2022-08-25	S&P 500	1-Year - 1% Floor	Cap	5.85%
2022-08-25	S&P 500	1-Year - 2% Floor	Cap	6.35%
2022-08-25	S&P 500	1-Year - 3% Floor	Cap	6.85%
2022-08-25	S&P 500	1-Year - 4% Floor	Cap	7.35%
2022-08-25	S&P 500	1-Year - 5% Floor	Cap	7.85%
2022-08-25	S&P 500	1-Year - 6% Floor	Cap	8.30%
2022-08-25	S&P 500	1-Year - 7% Floor	Cap	8.75%

2022-08-25	S&P 500	1-Year - 8% Floor	Cap	9.20%
2022-08-25	S&P 500	1-Year - 9% Floor	Cap	9.60%
2022-08-25	S&P 500	1-Year -10% Floor	Cap	10.05%
2022-08-25	S&P 500	6-Year -10% Buffer	Participation	130.00%
2022-09-10	Barclays	1-Year 0% Floor	Cap	9.10%
2022-09-10	Barclays	1-Year - 1% Floor	Cap	10.65%
2022-09-10	Barclays	1-Year - 2% Floor	Cap	12.50%
2022-09-10	Barclays	1-Year - 3% Floor	Cap	14.00%
2022-09-10	Barclays	1-Year - 4% Floor	Cap	15.90%
2022-09-10	Barclays	1-Year - 5% Floor	Cap	17.20%
2022-09-10	Barclays	1-Year - 6% Floor	Cap	20.05%
2022-09-10	Barclays	1-Year - 7% Floor	Cap	22.05%
2022-09-10	Barclays	1-Year - 8% Floor	Cap	24.50%
2022-09-10	Barclays	1-Year - 9% Floor	Cap	25.00%
2022-09-10	Barclays	1-Year -10% Floor	Cap	25.35%
2022-09-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2022-09-10	S&P 500	1-Year 0% Floor	Cap	5.45%
2022-09-10	S&P 500	1-Year - 1% Floor	Cap	6.00%
2022-09-10	S&P 500	1-Year - 2% Floor	Cap	6.55%
2022-09-10	S&P 500	1-Year - 3% Floor	Cap	7.05%
2022-09-10	S&P 500	1-Year - 4% Floor	Cap	7.55%
2022-09-10	S&P 500	1-Year - 5% Floor	Cap	8.00%
2022-09-10	S&P 500	1-Year - 6% Floor	Cap	8.50%
2022-09-10	S&P 500	1-Year - 7% Floor	Cap	8.75%
2022-09-10	S&P 500	1-Year - 8% Floor	Cap	9.25%
2022-09-10	S&P 500	1-Year - 9% Floor	Cap	9.80%
2022-09-10	S&P 500	1-Year -10% Floor	Cap	10.35%
2022-09-10	S&P 500	6-Year -10% Buffer	Participation	130.00%
2022-09-25	Barclays	1-Year 0% Floor	Cap	11.00%
2022-09-25	Barclays	1-Year - 1% Floor	Cap	12.65%
2022-09-25	Barclays	1-Year - 2% Floor	Cap	14.65%
2022-09-25	Barclays	1-Year - 3% Floor	Cap	16.45%
2022-09-25	Barclays	1-Year - 4% Floor	Cap	19.30%
2022-09-25	Barclays	1-Year - 5% Floor	Cap	20.75%
2022-09-25	Barclays	1-Year - 6% Floor	Cap	23.00%
2022-09-25	Barclays	1-Year - 7% Floor	Cap	24.20%
2022-09-25	Barclays	1-Year - 8% Floor	Cap	25.00%
2022-09-25	Barclays	1-Year - 9% Floor	Cap	26.00%
2022-09-25	Barclays	1-Year -10% Floor	Cap	27.00%
2022-09-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2022-09-25	S&P 500	1-Year 0% Floor	Cap	5.45%
2022-09-25	S&P 500	1-Year - 1% Floor	Cap	6.00%
2022-09-25	S&P 500	1-Year - 2% Floor	Cap	6.55%

2022-09-25	S&P 500	1-Year - 3% Floor	Cap	7.10%
2022-09-25	S&P 500	1-Year - 4% Floor	Cap	7.55%
2022-09-25	S&P 500	1-Year - 5% Floor	Cap	8.05%
2022-09-25	S&P 500	1-Year - 6% Floor	Cap	8.55%
2022-09-25	S&P 500	1-Year - 7% Floor	Cap	9.05%
2022-09-25	S&P 500	1-Year - 8% Floor	Cap	9.55%
2022-09-25	S&P 500	1-Year - 9% Floor	Cap	9.90%
2022-09-25	S&P 500	1-Year -10% Floor	Cap	10.60%
2022-09-25	S&P 500	6-Year -10% Buffer	Participation	130.00%
2022-10-10	Barclays	1-Year 0% Floor	Cap	11.85%
2022-10-10	Barclays	1-Year - 1% Floor	Cap	13.55%
2022-10-10	Barclays	1-Year - 2% Floor	Cap	15.70%
2022-10-10	Barclays	1-Year - 3% Floor	Cap	17.75%
2022-10-10	Barclays	1-Year - 4% Floor	Cap	21.75%
2022-10-10	Barclays	1-Year - 5% Floor	Cap	22.00%
2022-10-10	Barclays	1-Year - 6% Floor	Cap	24.20%
2022-10-10	Barclays	1-Year - 7% Floor	Cap	25.00%
2022-10-10	Barclays	1-Year - 8% Floor	Cap	26.00%
2022-10-10	Barclays	1-Year - 9% Floor	Cap	26.65%
2022-10-10	Barclays	1-Year -10% Floor	Cap	27.20%
2022-10-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2022-10-10	S&P 500	1-Year 0% Floor	Cap	5.85%
2022-10-10	S&P 500	1-Year - 1% Floor	Cap	6.25%
2022-10-10	S&P 500	1-Year - 2% Floor	Cap	6.95%
2022-10-10	S&P 500	1-Year - 3% Floor	Cap	7.55%
2022-10-10	S&P 500	1-Year - 4% Floor	Cap	8.00%
2022-10-10	S&P 500	1-Year - 5% Floor	Cap	8.55%
2022-10-10	S&P 500	1-Year - 6% Floor	Cap	9.00%
2022-10-10	S&P 500	1-Year - 7% Floor	Cap	9.50%
2022-10-10	S&P 500	1-Year - 8% Floor	Cap	9.80%
2022-10-10	S&P 500	1-Year - 9% Floor	Cap	10.50%
2022-10-10	S&P 500	1-Year -10% Floor	Cap	11.05%
2022-10-10	S&P 500	6-Year -10% Buffer	Participation	125.00%
2022-10-25	Barclays	1-Year 0% Floor	Cap	12.80%
2022-10-25	Barclays	1-Year - 1% Floor	Cap	14.60%
2022-10-25	Barclays	1-Year - 2% Floor	Cap	17.00%
2022-10-25	Barclays	1-Year - 3% Floor	Cap	19.75%
2022-10-25	Barclays	1-Year - 4% Floor	Cap	22.65%
2022-10-25	Barclays	1-Year - 5% Floor	Cap	22.90%
2022-10-25	Barclays	1-Year - 6% Floor	Cap	26.05%
2022-10-25	Barclays	1-Year - 7% Floor	Cap	26.75%
2022-10-25	Barclays	1-Year - 8% Floor	Cap	27.00%
2022-10-25	Barclays	1-Year - 9% Floor	Cap	28.00%

2022-10-25	Barclays	1-Year -10% Floor	Cap	28.75%
2022-10-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2022-10-25	S&P 500	1-Year 0% Floor	Cap	6.40%
2022-10-25	S&P 500	1-Year - 1% Floor	Cap	6.95%
2022-10-25	S&P 500	1-Year - 2% Floor	Cap	7.55%
2022-10-25	S&P 500	1-Year - 3% Floor	Cap	8.05%
2022-10-25	S&P 500	1-Year - 4% Floor	Cap	8.55%
2022-10-25	S&P 500	1-Year - 5% Floor	Cap	9.05%
2022-10-25	S&P 500	1-Year - 6% Floor	Cap	9.55%
2022-10-25	S&P 500	1-Year - 7% Floor	Cap	10.00%
2022-10-25	S&P 500	1-Year - 8% Floor	Cap	10.55%
2022-10-25	S&P 500	1-Year - 9% Floor	Cap	11.10%
2022-10-25	S&P 500	1-Year -10% Floor	Cap	11.60%
2022-10-25	S&P 500	6-Year -10% Buffer	Participation	130.00%
2022-11-10	Barclays	1-Year 0% Floor	Cap	13.65%
2022-11-10	Barclays	1-Year - 1% Floor	Cap	15.55%
2022-11-10	Barclays	1-Year - 2% Floor	Cap	18.50%
2022-11-10	Barclays	1-Year - 3% Floor	Cap	20.60%
2022-11-10	Barclays	1-Year - 4% Floor	Cap	22.25%
2022-11-10	Barclays	1-Year - 5% Floor	Cap	22.30%
2022-11-10	Barclays	1-Year - 6% Floor	Cap	24.50%
2022-11-10	Barclays	1-Year - 7% Floor	Cap	25.00%
2022-11-10	Barclays	1-Year - 8% Floor	Cap	26.90%
2022-11-10	Barclays	1-Year - 9% Floor	Cap	28.00%
2022-11-10	Barclays	1-Year -10% Floor	Cap	28.50%
2022-11-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2022-11-10	S&P 500	1-Year 0% Floor	Cap	7.05%
2022-11-10	S&P 500	1-Year - 1% Floor	Cap	7.60%
2022-11-10	S&P 500	1-Year - 2% Floor	Cap	8.15%
2022-11-10	S&P 500	1-Year - 3% Floor	Cap	8.70%
2022-11-10	S&P 500	1-Year - 4% Floor	Cap	9.20%
2022-11-10	S&P 500	1-Year - 5% Floor	Cap	9.75%
2022-11-10	S&P 500	1-Year - 6% Floor	Cap	10.25%
2022-11-10	S&P 500	1-Year - 7% Floor	Cap	10.85%
2022-11-10	S&P 500	1-Year - 8% Floor	Cap	11.45%
2022-11-10	S&P 500	1-Year - 9% Floor	Cap	11.70%
2022-11-10	S&P 500	1-Year -10% Floor	Cap	12.55%
2022-11-10	S&P 500	6-Year -10% Buffer	Participation	130.00%
2022-11-25	Barclays	1-Year 0% Floor	Cap	13.55%
2022-11-25	Barclays	1-Year - 1% Floor	Cap	15.45%
2022-11-25	Barclays	1-Year - 2% Floor	Cap	18.25%
2022-11-25	Barclays	1-Year - 3% Floor	Cap	20.45%
2022-11-25	Barclays	1-Year - 4% Floor	Cap	22.20%

2022-11-25	Barclays	1-Year - 5% Floor	Cap	22.45%
2022-11-25	Barclays	1-Year - 6% Floor	Cap	25.00%
2022-11-25	Barclays	1-Year - 7% Floor	Cap	26.00%
2022-11-25	Barclays	1-Year - 8% Floor	Cap	27.00%
2022-11-25	Barclays	1-Year - 9% Floor	Cap	28.00%
2022-11-25	Barclays	1-Year -10% Floor	Cap	29.00%
2022-11-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2022-11-25	S&P 500	1-Year 0% Floor	Cap	7.35%
2022-11-25	S&P 500	1-Year - 1% Floor	Cap	7.95%
2022-11-25	S&P 500	1-Year - 2% Floor	Cap	8.55%
2022-11-25	S&P 500	1-Year - 3% Floor	Cap	9.20%
2022-11-25	S&P 500	1-Year - 4% Floor	Cap	9.75%
2022-11-25	S&P 500	1-Year - 5% Floor	Cap	10.45%
2022-11-25	S&P 500	1-Year - 6% Floor	Cap	11.05%
2022-11-25	S&P 500	1-Year - 7% Floor	Cap	11.75%
2022-11-25	S&P 500	1-Year - 8% Floor	Cap	12.10%
2022-11-25	S&P 500	1-Year - 9% Floor	Cap	12.75%
2022-11-25	S&P 500	1-Year -10% Floor	Cap	13.75%
2022-11-25	S&P 500	6-Year -10% Buffer	Participation	130.00%
2022-12-10	Barclays	1-Year 0% Floor	Cap	13.60%
2022-12-10	Barclays	1-Year - 1% Floor	Cap	15.50%
2022-12-10	Barclays	1-Year - 2% Floor	Cap	18.35%
2022-12-10	Barclays	1-Year - 3% Floor	Cap	20.45%
2022-12-10	Barclays	1-Year - 4% Floor	Cap	22.20%
2022-12-10	Barclays	1-Year - 5% Floor	Cap	22.45%
2022-12-10	Barclays	1-Year - 6% Floor	Cap	24.50%
2022-12-10	Barclays	1-Year - 7% Floor	Cap	26.35%
2022-12-10	Barclays	1-Year - 8% Floor	Cap	27.00%
2022-12-10	Barclays	1-Year - 9% Floor	Cap	28.00%
2022-12-10	Barclays	1-Year -10% Floor	Cap	29.00%
2022-12-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2022-12-10	S&P 500	1-Year 0% Floor	Cap	7.45%
2022-12-10	S&P 500	1-Year - 1% Floor	Cap	8.10%
2022-12-10	S&P 500	1-Year - 2% Floor	Cap	8.80%
2022-12-10	S&P 500	1-Year - 3% Floor	Cap	9.45%
2022-12-10	S&P 500	1-Year - 4% Floor	Cap	10.10%
2022-12-10	S&P 500	1-Year - 5% Floor	Cap	10.85%
2022-12-10	S&P 500	1-Year - 6% Floor	Cap	11.35%
2022-12-10	S&P 500	1-Year - 7% Floor	Cap	12.30%
2022-12-10	S&P 500	1-Year - 8% Floor	Cap	12.65%
2022-12-10	S&P 500	1-Year - 9% Floor	Cap	13.45%
2022-12-10	S&P 500	1-Year -10% Floor	Cap	14.55%
2022-12-10	S&P 500	6-Year -10% Buffer	Participation	130.00%

2022-12-25	Barclays	1-Year 0% Floor	Cap	13.50%
2022-12-25	Barclays	1-Year - 1% Floor	Cap	15.40%
2022-12-25	Barclays	1-Year - 2% Floor	Cap	18.15%
2022-12-25	Barclays	1-Year - 3% Floor	Cap	20.25%
2022-12-25	Barclays	1-Year - 4% Floor	Cap	22.10%
2022-12-25	Barclays	1-Year - 5% Floor	Cap	22.40%
2022-12-25	Barclays	1-Year - 6% Floor	Cap	24.00%
2022-12-25	Barclays	1-Year - 7% Floor	Cap	25.25%
2022-12-25	Barclays	1-Year - 8% Floor	Cap	26.00%
2022-12-25	Barclays	1-Year - 9% Floor	Cap	27.00%
2022-12-25	Barclays	1-Year -10% Floor	Cap	28.00%
2022-12-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2022-12-25	S&P 500	1-Year 0% Floor	Cap	7.65%
2022-12-25	S&P 500	1-Year - 1% Floor	Cap	8.05%
2022-12-25	S&P 500	1-Year - 2% Floor	Cap	8.90%
2022-12-25	S&P 500	1-Year - 3% Floor	Cap	9.50%
2022-12-25	S&P 500	1-Year - 4% Floor	Cap	10.10%
2022-12-25	S&P 500	1-Year - 5% Floor	Cap	10.80%
2022-12-25	S&P 500	1-Year - 6% Floor	Cap	11.50%
2022-12-25	S&P 500	1-Year - 7% Floor	Cap	12.15%
2022-12-25	S&P 500	1-Year - 8% Floor	Cap	12.45%
2022-12-25	S&P 500	1-Year - 9% Floor	Cap	13.05%
2022-12-25	S&P 500	1-Year -10% Floor	Cap	14.15%
2022-12-25	S&P 500	6-Year -10% Buffer	Participation	120.00%
2023-01-10	Barclays	1-Year 0% Floor	Cap	13.80%
2023-01-10	Barclays	1-Year - 1% Floor	Cap	16.30%
2023-01-10	Barclays	1-Year - 2% Floor	Cap	18.90%
2023-01-10	Barclays	1-Year - 3% Floor	Cap	21.70%
2023-01-10	Barclays	1-Year - 4% Floor	Cap	23.55%
2023-01-10	Barclays	1-Year - 5% Floor	Cap	24.20%
2023-01-10	Barclays	1-Year - 6% Floor	Cap	24.80%
2023-01-10	Barclays	1-Year - 7% Floor	Cap	25.75%
2023-01-10	Barclays	1-Year - 8% Floor	Cap	26.75%
2023-01-10	Barclays	1-Year - 9% Floor	Cap	27.75%
2023-01-10	Barclays	1-Year -10% Floor	Cap	28.75%
2023-01-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-01-10	S&P 500	1-Year 0% Floor	Cap	7.30%
2023-01-10	S&P 500	1-Year - 1% Floor	Cap	7.70%
2023-01-10	S&P 500	1-Year - 2% Floor	Cap	8.40%
2023-01-10	S&P 500	1-Year - 3% Floor	Cap	8.85%
2023-01-10	S&P 500	1-Year - 4% Floor	Cap	9.35%
2023-01-10	S&P 500	1-Year - 5% Floor	Cap	9.80%
2023-01-10	S&P 500	1-Year - 6% Floor	Cap	10.20%

2023-01-10	S&P 500	1-Year - 7% Floor	Cap	10.85%
2023-01-10	S&P 500	1-Year - 8% Floor	Cap	11.20%
2023-01-10	S&P 500	1-Year - 9% Floor	Cap	11.60%
2023-01-10	S&P 500	1-Year -10% Floor	Cap	12.40%
2023-01-10	S&P 500	6-Year -10% Buffer	Participation	120.00%
2023-01-25	Barclays	1-Year 0% Floor	Cap	13.75%
2023-01-25	Barclays	1-Year - 1% Floor	Cap	15.75%
2023-01-25	Barclays	1-Year - 2% Floor	Cap	18.85%
2023-01-25	Barclays	1-Year - 3% Floor	Cap	21.05%
2023-01-25	Barclays	1-Year - 4% Floor	Cap	22.95%
2023-01-25	Barclays	1-Year - 5% Floor	Cap	23.85%
2023-01-25	Barclays	1-Year - 6% Floor	Cap	24.75%
2023-01-25	Barclays	1-Year - 7% Floor	Cap	25.75%
2023-01-25	Barclays	1-Year - 8% Floor	Cap	26.75%
2023-01-25	Barclays	1-Year - 9% Floor	Cap	27.90%
2023-01-25	Barclays	1-Year -10% Floor	Cap	29.00%
2023-01-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-01-25	S&P 500	1-Year 0% Floor	Cap	7.05%
2023-01-25	S&P 500	1-Year - 1% Floor	Cap	7.55%
2023-01-25	S&P 500	1-Year - 2% Floor	Cap	8.05%
2023-01-25	S&P 500	1-Year - 3% Floor	Cap	8.50%
2023-01-25	S&P 500	1-Year - 4% Floor	Cap	9.00%
2023-01-25	S&P 500	1-Year - 5% Floor	Cap	9.45%
2023-01-25	S&P 500	1-Year - 6% Floor	Cap	9.85%
2023-01-25	S&P 500	1-Year - 7% Floor	Cap	10.35%
2023-01-25	S&P 500	1-Year - 8% Floor	Cap	10.70%
2023-01-25	S&P 500	1-Year - 9% Floor	Cap	11.05%
2023-01-25	S&P 500	1-Year -10% Floor	Cap	11.75%
2023-01-25	S&P 500	6-Year -10% Buffer	Participation	120.00%
2023-02-10	Barclays	1-Year 0% Floor	Cap	13.75%
2023-02-10	Barclays	1-Year - 1% Floor	Cap	15.80%
2023-02-10	Barclays	1-Year - 2% Floor	Cap	19.05%
2023-02-10	Barclays	1-Year - 3% Floor	Cap	21.35%
2023-02-10	Barclays	1-Year - 4% Floor	Cap	23.10%
2023-02-10	Barclays	1-Year - 5% Floor	Cap	24.00%
2023-02-10	Barclays	1-Year - 6% Floor	Cap	24.90%
2023-02-10	Barclays	1-Year - 7% Floor	Cap	25.80%
2023-02-10	Barclays	1-Year - 8% Floor	Cap	26.80%
2023-02-10	Barclays	1-Year - 9% Floor	Cap	27.80%
2023-02-10	Barclays	1-Year -10% Floor	Cap	28.80%
2023-02-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-02-10	S&P 500	1-Year 0% Floor	Cap	7.15%
2023-02-10	S&P 500	1-Year - 1% Floor	Cap	7.75%

2023-02-10	S&P 500	1-Year - 2% Floor	Cap	8.30%
2023-02-10	S&P 500	1-Year - 3% Floor	Cap	8.80%
2023-02-10	S&P 500	1-Year - 4% Floor	Cap	9.30%
2023-02-10	S&P 500	1-Year - 5% Floor	Cap	9.80%
2023-02-10	S&P 500	1-Year - 6% Floor	Cap	10.35%
2023-02-10	S&P 500	1-Year - 7% Floor	Cap	10.90%
2023-02-10	S&P 500	1-Year - 8% Floor	Cap	11.40%
2023-02-10	S&P 500	1-Year - 9% Floor	Cap	11.70%
2023-02-10	S&P 500	1-Year -10% Floor	Cap	12.50%
2023-02-10	S&P 500	6-Year -10% Buffer	Participation	120.00%
2023-02-25	Barclays	1-Year 0% Floor	Cap	13.70%
2023-02-25	Barclays	1-Year - 1% Floor	Cap	15.75%
2023-02-25	Barclays	1-Year - 2% Floor	Cap	19.05%
2023-02-25	Barclays	1-Year - 3% Floor	Cap	21.35%
2023-02-25	Barclays	1-Year - 4% Floor	Cap	23.15%
2023-02-25	Barclays	1-Year - 5% Floor	Cap	24.00%
2023-02-25	Barclays	1-Year - 6% Floor	Cap	24.90%
2023-02-25	Barclays	1-Year - 7% Floor	Cap	25.80%
2023-02-25	Barclays	1-Year - 8% Floor	Cap	26.75%
2023-02-25	Barclays	1-Year - 9% Floor	Cap	27.70%
2023-02-25	Barclays	1-Year -10% Floor	Cap	29.00%
2023-02-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-02-25	S&P 500	1-Year 0% Floor	Cap	7.20%
2023-02-25	S&P 500	1-Year - 1% Floor	Cap	7.75%
2023-02-25	S&P 500	1-Year - 2% Floor	Cap	8.35%
2023-02-25	S&P 500	1-Year - 3% Floor	Cap	8.90%
2023-02-25	S&P 500	1-Year - 4% Floor	Cap	9.50%
2023-02-25	S&P 500	1-Year - 5% Floor	Cap	10.00%
2023-02-25	S&P 500	1-Year - 6% Floor	Cap	10.55%
2023-02-25	S&P 500	1-Year - 7% Floor	Cap	11.35%
2023-02-25	S&P 500	1-Year - 8% Floor	Cap	12.00%
2023-02-25	S&P 500	1-Year - 9% Floor	Cap	12.45%
2023-02-25	S&P 500	1-Year -10% Floor	Cap	13.30%
2023-02-25	S&P 500	6-Year -10% Buffer	Participation	120.00%
2023-03-10	Barclays	1-Year 0% Floor	Cap	13.65%
2023-03-10	Barclays	1-Year - 1% Floor	Cap	15.65%
2023-03-10	Barclays	1-Year - 2% Floor	Cap	18.60%
2023-03-10	Barclays	1-Year - 3% Floor	Cap	20.75%
2023-03-10	Barclays	1-Year - 4% Floor	Cap	22.75%
2023-03-10	Barclays	1-Year - 5% Floor	Cap	23.75%
2023-03-10	Barclays	1-Year - 6% Floor	Cap	24.75%
2023-03-10	Barclays	1-Year - 7% Floor	Cap	25.75%
2023-03-10	Barclays	1-Year - 8% Floor	Cap	26.75%

2023-03-10	Barclays	1-Year - 9% Floor	Cap	27.75%
2023-03-10	Barclays	1-Year -10% Floor	Cap	28.95%
2023-03-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-03-10	S&P 500	1-Year 0% Floor	Cap	7.30%
2023-03-10	S&P 500	1-Year - 1% Floor	Cap	7.85%
2023-03-10	S&P 500	1-Year - 2% Floor	Cap	8.50%
2023-03-10	S&P 500	1-Year - 3% Floor	Cap	9.05%
2023-03-10	S&P 500	1-Year - 4% Floor	Cap	9.65%
2023-03-10	S&P 500	1-Year - 5% Floor	Cap	10.30%
2023-03-10	S&P 500	1-Year - 6% Floor	Cap	10.85%
2023-03-10	S&P 500	1-Year - 7% Floor	Cap	11.70%
2023-03-10	S&P 500	1-Year - 8% Floor	Cap	12.45%
2023-03-10	S&P 500	1-Year - 9% Floor	Cap	12.95%
2023-03-10	S&P 500	1-Year -10% Floor	Cap	13.90%
2023-03-10	S&P 500	6-Year -10% Buffer	Participation	120.00%
2023-03-25	Barclays	1-Year 0% Floor	Cap	13.50%
2023-03-25	Barclays	1-Year - 1% Floor	Cap	15.45%
2023-03-25	Barclays	1-Year - 2% Floor	Cap	18.40%
2023-03-25	Barclays	1-Year - 3% Floor	Cap	21.00%
2023-03-25	Barclays	1-Year - 4% Floor	Cap	22.50%
2023-03-25	Barclays	1-Year - 5% Floor	Cap	24.05%
2023-03-25	Barclays	1-Year - 6% Floor	Cap	25.00%
2023-03-25	Barclays	1-Year - 7% Floor	Cap	26.00%
2023-03-25	Barclays	1-Year - 8% Floor	Cap	26.90%
2023-03-25	Barclays	1-Year - 9% Floor	Cap	27.90%
2023-03-25	Barclays	1-Year -10% Floor	Cap	28.75%
2023-03-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-03-25	S&P 500	1-Year 0% Floor	Cap	7.10%
2023-03-25	S&P 500	1-Year - 1% Floor	Cap	7.70%
2023-03-25	S&P 500	1-Year - 2% Floor	Cap	8.30%
2023-03-25	S&P 500	1-Year - 3% Floor	Cap	8.90%
2023-03-25	S&P 500	1-Year - 4% Floor	Cap	9.50%
2023-03-25	S&P 500	1-Year - 5% Floor	Cap	10.10%
2023-03-25	S&P 500	1-Year - 6% Floor	Cap	10.75%
2023-03-25	S&P 500	1-Year - 7% Floor	Cap	11.45%
2023-03-25	S&P 500	1-Year - 8% Floor	Cap	12.15%
2023-03-25	S&P 500	1-Year - 9% Floor	Cap	12.55%
2023-03-25	S&P 500	1-Year -10% Floor	Cap	13.50%
2023-03-25	S&P 500	6-Year -10% Buffer	Participation	120.00%
2023-04-10	Barclays	1-Year 0% Floor	Cap	13.95%
2023-04-10	Barclays	1-Year - 1% Floor	Cap	15.95%
2023-04-10	Barclays	1-Year - 2% Floor	Cap	19.25%
2023-04-10	Barclays	1-Year - 3% Floor	Cap	22.55%

2023-04-10	Barclays	1-Year - 4% Floor	Cap	24.80%
2023-04-10	Barclays	1-Year - 5% Floor	Cap	26.00%
2023-04-10	Barclays	1-Year - 6% Floor	Cap	26.70%
2023-04-10	Barclays	1-Year - 7% Floor	Cap	27.30%
2023-04-10	Barclays	1-Year - 8% Floor	Cap	28.00%
2023-04-10	Barclays	1-Year - 9% Floor	Cap	28.60%
2023-04-10	Barclays	1-Year -10% Floor	Cap	29.65%
2023-04-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-04-10	S&P 500	1-Year 0% Floor	Cap	6.90%
2023-04-10	S&P 500	1-Year - 1% Floor	Cap	7.40%
2023-04-10	S&P 500	1-Year - 2% Floor	Cap	7.95%
2023-04-10	S&P 500	1-Year - 3% Floor	Cap	8.45%
2023-04-10	S&P 500	1-Year - 4% Floor	Cap	8.95%
2023-04-10	S&P 500	1-Year - 5% Floor	Cap	9.40%
2023-04-10	S&P 500	1-Year - 6% Floor	Cap	9.80%
2023-04-10	S&P 500	1-Year - 7% Floor	Cap	10.45%
2023-04-10	S&P 500	1-Year - 8% Floor	Cap	10.85%
2023-04-10	S&P 500	1-Year - 9% Floor	Cap	11.30%
2023-04-10	S&P 500	1-Year -10% Floor	Cap	12.05%
2023-04-10	S&P 500	6-Year -10% Buffer	Participation	120.00%
2023-04-25	Barclays	1-Year 0% Floor	Cap	12.30%
2023-04-25	Barclays	1-Year - 1% Floor	Cap	14.10%
2023-04-25	Barclays	1-Year - 2% Floor	Cap	16.40%
2023-04-25	Barclays	1-Year - 3% Floor	Cap	18.85%
2023-04-25	Barclays	1-Year - 4% Floor	Cap	21.45%
2023-04-25	Barclays	1-Year - 5% Floor	Cap	23.10%
2023-04-25	Barclays	1-Year - 6% Floor	Cap	24.70%
2023-04-25	Barclays	1-Year - 7% Floor	Cap	25.80%
2023-04-25	Barclays	1-Year - 8% Floor	Cap	27.00%
2023-04-25	Barclays	1-Year - 9% Floor	Cap	28.20%
2023-04-25	Barclays	1-Year -10% Floor	Cap	29.25%
2023-04-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-04-25	S&P 500	1-Year 0% Floor	Cap	7.35%
2023-04-25	S&P 500	1-Year - 1% Floor	Cap	8.05%
2023-04-25	S&P 500	1-Year - 2% Floor	Cap	8.70%
2023-04-25	S&P 500	1-Year - 3% Floor	Cap	9.40%
2023-04-25	S&P 500	1-Year - 4% Floor	Cap	10.05%
2023-04-25	S&P 500	1-Year - 5% Floor	Cap	10.75%
2023-04-25	S&P 500	1-Year - 6% Floor	Cap	11.45%
2023-04-25	S&P 500	1-Year - 7% Floor	Cap	12.15%
2023-04-25	S&P 500	1-Year - 8% Floor	Cap	12.55%
2023-04-25	S&P 500	1-Year - 9% Floor	Cap	13.50%
2023-04-25	S&P 500	1-Year -10% Floor	Cap	14.20%

2023-04-25	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-05-10	Barclays	1-Year 0% Floor	Cap	11.80%
2023-05-10	Barclays	1-Year - 1% Floor	Cap	13.50%
2023-05-10	Barclays	1-Year - 2% Floor	Cap	15.70%
2023-05-10	Barclays	1-Year - 3% Floor	Cap	17.80%
2023-05-10	Barclays	1-Year - 4% Floor	Cap	20.15%
2023-05-10	Barclays	1-Year - 5% Floor	Cap	21.75%
2023-05-10	Barclays	1-Year - 6% Floor	Cap	23.25%
2023-05-10	Barclays	1-Year - 7% Floor	Cap	24.75%
2023-05-10	Barclays	1-Year - 8% Floor	Cap	26.25%
2023-05-10	Barclays	1-Year - 9% Floor	Cap	27.75%
2023-05-10	Barclays	1-Year -10% Floor	Cap	29.25%
2023-05-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-05-10	S&P 500	1-Year 0% Floor	Cap	7.00%
2023-05-10	S&P 500	1-Year - 1% Floor	Cap	7.70%
2023-05-10	S&P 500	1-Year - 2% Floor	Cap	8.40%
2023-05-10	S&P 500	1-Year - 3% Floor	Cap	9.05%
2023-05-10	S&P 500	1-Year - 4% Floor	Cap	9.75%
2023-05-10	S&P 500	1-Year - 5% Floor	Cap	10.40%
2023-05-10	S&P 500	1-Year - 6% Floor	Cap	10.90%
2023-05-10	S&P 500	1-Year - 7% Floor	Cap	11.55%
2023-05-10	S&P 500	1-Year - 8% Floor	Cap	12.45%
2023-05-10	S&P 500	1-Year - 9% Floor	Cap	12.85%
2023-05-10	S&P 500	1-Year -10% Floor	Cap	13.80%
2023-05-10	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-05-25	Barclays	1-Year 0% Floor	Cap	11.25%
2023-05-25	Barclays	1-Year - 1% Floor	Cap	12.90%
2023-05-25	Barclays	1-Year - 2% Floor	Cap	15.00%
2023-05-25	Barclays	1-Year - 3% Floor	Cap	16.85%
2023-05-25	Barclays	1-Year - 4% Floor	Cap	19.75%
2023-05-25	Barclays	1-Year - 5% Floor	Cap	21.65%
2023-05-25	Barclays	1-Year - 6% Floor	Cap	23.25%
2023-05-25	Barclays	1-Year - 7% Floor	Cap	24.75%
2023-05-25	Barclays	1-Year - 8% Floor	Cap	26.25%
2023-05-25	Barclays	1-Year - 9% Floor	Cap	27.75%
2023-05-25	Barclays	1-Year -10% Floor	Cap	29.25%
2023-05-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-05-25	S&P 500	1-Year 0% Floor	Cap	6.65%
2023-05-25	S&P 500	1-Year - 1% Floor	Cap	7.30%
2023-05-25	S&P 500	1-Year - 2% Floor	Cap	8.00%
2023-05-25	S&P 500	1-Year - 3% Floor	Cap	8.65%
2023-05-25	S&P 500	1-Year - 4% Floor	Cap	9.35%
2023-05-25	S&P 500	1-Year - 5% Floor	Cap	9.95%

2023-05-25	S&P 500	1-Year - 6% Floor	Cap	10.65%
2023-05-25	S&P 500	1-Year - 7% Floor	Cap	11.10%
2023-05-25	S&P 500	1-Year - 8% Floor	Cap	11.90%
2023-05-25	S&P 500	1-Year - 9% Floor	Cap	12.35%
2023-05-25	S&P 500	1-Year -10% Floor	Cap	13.20%
2023-05-25	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-06-10	Barclays	1-Year 0% Floor	Cap	11.25%
2023-06-10	Barclays	1-Year - 1% Floor	Cap	12.95%
2023-06-10	Barclays	1-Year - 2% Floor	Cap	15.00%
2023-06-10	Barclays	1-Year - 3% Floor	Cap	16.95%
2023-06-10	Barclays	1-Year - 4% Floor	Cap	20.45%
2023-06-10	Barclays	1-Year - 5% Floor	Cap	22.00%
2023-06-10	Barclays	1-Year - 6% Floor	Cap	23.45%
2023-06-10	Barclays	1-Year - 7% Floor	Cap	24.90%
2023-06-10	Barclays	1-Year - 8% Floor	Cap	26.35%
2023-06-10	Barclays	1-Year - 9% Floor	Cap	27.80%
2023-06-10	Barclays	1-Year -10% Floor	Cap	29.25%
2023-06-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-06-10	Dimensional	1-Year 0% Floor	Cap	6.85%
2023-06-10	Dimensional	1-Year - 1% Floor	Cap	7.95%
2023-06-10	Dimensional	1-Year - 2% Floor	Cap	9.10%
2023-06-10	Dimensional	1-Year - 3% Floor	Cap	10.15%
2023-06-10	Dimensional	1-Year - 4% Floor	Cap	11.45%
2023-06-10	Dimensional	1-Year - 5% Floor	Cap	12.55%
2023-06-10	Dimensional	1-Year - 6% Floor	Cap	13.75%
2023-06-10	Dimensional	1-Year - 7% Floor	Cap	14.90%
2023-06-10	Dimensional	1-Year - 8% Floor	Cap	16.15%
2023-06-10	Dimensional	1-Year - 9% Floor	Cap	17.45%
2023-06-10	Dimensional	1-Year -10% Buffer	Cap	23.10%
2023-06-10	Dimensional	1-Year -10% Floor	Cap	18.75%
2023-06-10	Dimensional	6-Year -10% Buffer	Participation	150.00%
2023-06-10	S&P 500	1-Year 0% Floor	Cap	6.65%
2023-06-10	S&P 500	1-Year - 1% Floor	Cap	7.35%
2023-06-10	S&P 500	1-Year - 2% Floor	Cap	8.00%
2023-06-10	S&P 500	1-Year - 3% Floor	Cap	8.70%
2023-06-10	S&P 500	1-Year - 4% Floor	Cap	9.40%
2023-06-10	S&P 500	1-Year - 5% Floor	Cap	10.05%
2023-06-10	S&P 500	1-Year - 6% Floor	Cap	10.55%
2023-06-10	S&P 500	1-Year - 7% Floor	Cap	11.15%
2023-06-10	S&P 500	1-Year - 8% Floor	Cap	12.00%
2023-06-10	S&P 500	1-Year - 9% Floor	Cap	12.45%
2023-06-10	S&P 500	1-Year -10% Buffer	Cap	20.85%
2023-06-10	S&P 500	1-Year -10% Floor	Cap	13.30%

2023-06-10	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-06-25	Barclays	1-Year 0% Floor	Cap	11.25%
2023-06-25	Barclays	1-Year - 1% Floor	Cap	12.95%
2023-06-25	Barclays	1-Year - 2% Floor	Cap	15.00%
2023-06-25	Barclays	1-Year - 3% Floor	Cap	16.80%
2023-06-25	Barclays	1-Year - 4% Floor	Cap	19.70%
2023-06-25	Barclays	1-Year - 5% Floor	Cap	21.25%
2023-06-25	Barclays	1-Year - 6% Floor	Cap	22.75%
2023-06-25	Barclays	1-Year - 7% Floor	Cap	24.25%
2023-06-25	Barclays	1-Year - 8% Floor	Cap	25.85%
2023-06-25	Barclays	1-Year - 9% Floor	Cap	27.55%
2023-06-25	Barclays	1-Year -10% Floor	Cap	29.25%
2023-06-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-06-25	Dimensional	1-Year 0% Floor	Cap	6.65%
2023-06-25	Dimensional	1-Year - 1% Floor	Cap	7.65%
2023-06-25	Dimensional	1-Year - 2% Floor	Cap	8.65%
2023-06-25	Dimensional	1-Year - 3% Floor	Cap	9.65%
2023-06-25	Dimensional	1-Year - 4% Floor	Cap	10.85%
2023-06-25	Dimensional	1-Year - 5% Floor	Cap	11.90%
2023-06-25	Dimensional	1-Year - 6% Floor	Cap	12.95%
2023-06-25	Dimensional	1-Year - 7% Floor	Cap	14.05%
2023-06-25	Dimensional	1-Year - 8% Floor	Cap	15.20%
2023-06-25	Dimensional	1-Year - 9% Floor	Cap	16.35%
2023-06-25	Dimensional	1-Year -10% Buffer	Cap	19.60%
2023-06-25	Dimensional	1-Year -10% Floor	Cap	17.55%
2023-06-25	Dimensional	6-Year -10% Buffer	Participation	150.00%
2023-06-25	S&P 500	1-Year 0% Floor	Cap	6.55%
2023-06-25	S&P 500	1-Year - 1% Floor	Cap	7.25%
2023-06-25	S&P 500	1-Year - 2% Floor	Cap	8.00%
2023-06-25	S&P 500	1-Year - 3% Floor	Cap	8.75%
2023-06-25	S&P 500	1-Year - 4% Floor	Cap	9.45%
2023-06-25	S&P 500	1-Year - 5% Floor	Cap	10.20%
2023-06-25	S&P 500	1-Year - 6% Floor	Cap	11.05%
2023-06-25	S&P 500	1-Year - 7% Floor	Cap	11.65%
2023-06-25	S&P 500	1-Year - 8% Floor	Cap	12.45%
2023-06-25	S&P 500	1-Year - 9% Floor	Cap	13.35%
2023-06-25	S&P 500	1-Year -10% Buffer	Cap	19.10%
2023-06-25	S&P 500	1-Year -10% Floor	Cap	14.45%
2023-06-25	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-07-10	Barclays	1-Year 0% Floor	Cap	11.20%
2023-07-10	Barclays	1-Year - 1% Floor	Cap	12.85%
2023-07-10	Barclays	1-Year - 2% Floor	Cap	14.90%
2023-07-10	Barclays	1-Year - 3% Floor	Cap	16.70%

2023-07-10	Barclays	1-Year - 4% Floor	Cap	19.90%
2023-07-10	Barclays	1-Year - 5% Floor	Cap	21.30%
2023-07-10	Barclays	1-Year - 6% Floor	Cap	22.90%
2023-07-10	Barclays	1-Year - 7% Floor	Cap	24.50%
2023-07-10	Barclays	1-Year - 8% Floor	Cap	26.10%
2023-07-10	Barclays	1-Year - 9% Floor	Cap	27.70%
2023-07-10	Barclays	1-Year -10% Floor	Cap	29.25%
2023-07-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-07-10	Dimensional	1-Year 0% Floor	Cap	6.55%
2023-07-10	Dimensional	1-Year - 1% Floor	Cap	7.60%
2023-07-10	Dimensional	1-Year - 2% Floor	Cap	8.55%
2023-07-10	Dimensional	1-Year - 3% Floor	Cap	9.50%
2023-07-10	Dimensional	1-Year - 4% Floor	Cap	10.55%
2023-07-10	Dimensional	1-Year - 5% Floor	Cap	11.60%
2023-07-10	Dimensional	1-Year - 6% Floor	Cap	12.70%
2023-07-10	Dimensional	1-Year - 7% Floor	Cap	13.70%
2023-07-10	Dimensional	1-Year - 8% Floor	Cap	14.80%
2023-07-10	Dimensional	1-Year - 9% Floor	Cap	16.05%
2023-07-10	Dimensional	1-Year -10% Buffer	Cap	20.90%
2023-07-10	Dimensional	1-Year -10% Floor	Cap	17.20%
2023-07-10	Dimensional	6-Year -10% Buffer	Participation	150.00%
2023-07-10	S&P 500	1-Year 0% Floor	Cap	6.50%
2023-07-10	S&P 500	1-Year - 1% Floor	Cap	7.20%
2023-07-10	S&P 500	1-Year - 2% Floor	Cap	7.90%
2023-07-10	S&P 500	1-Year - 3% Floor	Cap	8.65%
2023-07-10	S&P 500	1-Year - 4% Floor	Cap	9.35%
2023-07-10	S&P 500	1-Year - 5% Floor	Cap	10.05%
2023-07-10	S&P 500	1-Year - 6% Floor	Cap	10.70%
2023-07-10	S&P 500	1-Year - 7% Floor	Cap	11.50%
2023-07-10	S&P 500	1-Year - 8% Floor	Cap	12.25%
2023-07-10	S&P 500	1-Year - 9% Floor	Cap	13.10%
2023-07-10	S&P 500	1-Year -10% Buffer	Cap	21.40%
2023-07-10	S&P 500	1-Year -10% Floor	Cap	14.10%
2023-07-10	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-07-25	Barclays	1-Year 0% Floor	Cap	11.10%
2023-07-25	Barclays	1-Year - 1% Floor	Cap	12.80%
2023-07-25	Barclays	1-Year - 2% Floor	Cap	14.85%
2023-07-25	Barclays	1-Year - 3% Floor	Cap	16.75%
2023-07-25	Barclays	1-Year - 4% Floor	Cap	19.70%
2023-07-25	Barclays	1-Year - 5% Floor	Cap	21.00%
2023-07-25	Barclays	1-Year - 6% Floor	Cap	22.65%
2023-07-25	Barclays	1-Year - 7% Floor	Cap	24.30%
2023-07-25	Barclays	1-Year - 8% Floor	Cap	25.95%

2023-07-25	Barclays	1-Year - 9% Floor	Cap	27.60%
2023-07-25	Barclays	1-Year -10% Floor	Cap	29.25%
2023-07-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-07-25	Dimensional	1-Year 0% Floor	Cap	6.90%
2023-07-25	Dimensional	1-Year - 1% Floor	Cap	8.05%
2023-07-25	Dimensional	1-Year - 2% Floor	Cap	9.20%
2023-07-25	Dimensional	1-Year - 3% Floor	Cap	10.40%
2023-07-25	Dimensional	1-Year - 4% Floor	Cap	11.60%
2023-07-25	Dimensional	1-Year - 5% Floor	Cap	12.90%
2023-07-25	Dimensional	1-Year - 6% Floor	Cap	14.15%
2023-07-25	Dimensional	1-Year - 7% Floor	Cap	15.50%
2023-07-25	Dimensional	1-Year - 8% Floor	Cap	16.90%
2023-07-25	Dimensional	1-Year - 9% Floor	Cap	18.45%
2023-07-25	Dimensional	1-Year -10% Buffer	Cap	22.75%
2023-07-25	Dimensional	1-Year -10% Floor	Cap	20.00%
2023-07-25	Dimensional	6-Year -10% Buffer	Participation	150.00%
2023-07-25	S&P 500	1-Year 0% Floor	Cap	6.70%
2023-07-25	S&P 500	1-Year - 1% Floor	Cap	7.45%
2023-07-25	S&P 500	1-Year - 2% Floor	Cap	8.25%
2023-07-25	S&P 500	1-Year - 3% Floor	Cap	9.05%
2023-07-25	S&P 500	1-Year - 4% Floor	Cap	9.75%
2023-07-25	S&P 500	1-Year - 5% Floor	Cap	10.60%
2023-07-25	S&P 500	1-Year - 6% Floor	Cap	11.55%
2023-07-25	S&P 500	1-Year - 7% Floor	Cap	12.10%
2023-07-25	S&P 500	1-Year - 8% Floor	Cap	12.95%
2023-07-25	S&P 500	1-Year - 9% Floor	Cap	13.95%
2023-07-25	S&P 500	1-Year -10% Buffer	Cap	30.90%
2023-07-25	S&P 500	1-Year -10% Floor	Cap	15.35%
2023-07-25	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-08-10	Barclays	1-Year 0% Floor	Cap	11.15%
2023-08-10	Barclays	1-Year - 1% Floor	Cap	12.80%
2023-08-10	Barclays	1-Year - 2% Floor	Cap	14.90%
2023-08-10	Barclays	1-Year - 3% Floor	Cap	16.80%
2023-08-10	Barclays	1-Year - 4% Floor	Cap	19.55%
2023-08-10	Barclays	1-Year - 5% Floor	Cap	21.15%
2023-08-10	Barclays	1-Year - 6% Floor	Cap	22.00%
2023-08-10	Barclays	1-Year - 7% Floor	Cap	24.15%
2023-08-10	Barclays	1-Year - 8% Floor	Cap	26.05%
2023-08-10	Barclays	1-Year - 9% Floor	Cap	27.55%
2023-08-10	Barclays	1-Year -10% Floor	Cap	29.40%
2023-08-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-08-10	Dimensional	1-Year 0% Floor	Cap	6.90%
2023-08-10	Dimensional	1-Year - 1% Floor	Cap	8.05%

2023-08-10	Dimensional	1-Year - 2% Floor	Cap	9.20%
2023-08-10	Dimensional	1-Year - 3% Floor	Cap	10.35%
2023-08-10	Dimensional	1-Year - 4% Floor	Cap	11.55%
2023-08-10	Dimensional	1-Year - 5% Floor	Cap	12.85%
2023-08-10	Dimensional	1-Year - 6% Floor	Cap	14.10%
2023-08-10	Dimensional	1-Year - 7% Floor	Cap	15.45%
2023-08-10	Dimensional	1-Year - 8% Floor	Cap	16.80%
2023-08-10	Dimensional	1-Year - 9% Floor	Cap	18.20%
2023-08-10	Dimensional	1-Year -10% Buffer	Cap	21.85%
2023-08-10	Dimensional	1-Year -10% Floor	Cap	19.85%
2023-08-10	Dimensional	6-Year -10% Buffer	Participation	150.00%
2023-08-10	S&P 500	1-Year 0% Floor	Cap	6.75%
2023-08-10	S&P 500	1-Year - 1% Floor	Cap	7.50%
2023-08-10	S&P 500	1-Year - 2% Floor	Cap	8.25%
2023-08-10	S&P 500	1-Year - 3% Floor	Cap	8.95%
2023-08-10	S&P 500	1-Year - 4% Floor	Cap	9.65%
2023-08-10	S&P 500	1-Year - 5% Floor	Cap	10.45%
2023-08-10	S&P 500	1-Year - 6% Floor	Cap	11.10%
2023-08-10	S&P 500	1-Year - 7% Floor	Cap	11.90%
2023-08-10	S&P 500	1-Year - 8% Floor	Cap	13.15%
2023-08-10	S&P 500	1-Year - 9% Floor	Cap	13.70%
2023-08-10	S&P 500	1-Year -10% Buffer	Cap	33.35%
2023-08-10	S&P 500	1-Year -10% Floor	Cap	15.15%
2023-08-10	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-08-25	Barclays	1-Year 0% Floor	Cap	11.15%
2023-08-25	Barclays	1-Year - 1% Floor	Cap	12.80%
2023-08-25	Barclays	1-Year - 2% Floor	Cap	14.85%
2023-08-25	Barclays	1-Year - 3% Floor	Cap	16.70%
2023-08-25	Barclays	1-Year - 4% Floor	Cap	19.60%
2023-08-25	Barclays	1-Year - 5% Floor	Cap	20.50%
2023-08-25	Barclays	1-Year - 6% Floor	Cap	22.20%
2023-08-25	Barclays	1-Year - 7% Floor	Cap	24.00%
2023-08-25	Barclays	1-Year - 8% Floor	Cap	26.00%
2023-08-25	Barclays	1-Year - 9% Floor	Cap	27.50%
2023-08-25	Barclays	1-Year -10% Floor	Cap	28.75%
2023-08-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-08-25	Dimensional	1-Year 0% Floor	Cap	6.85%
2023-08-25	Dimensional	1-Year - 1% Floor	Cap	7.95%
2023-08-25	Dimensional	1-Year - 2% Floor	Cap	9.05%
2023-08-25	Dimensional	1-Year - 3% Floor	Cap	10.20%
2023-08-25	Dimensional	1-Year - 4% Floor	Cap	11.40%
2023-08-25	Dimensional	1-Year - 5% Floor	Cap	12.65%
2023-08-25	Dimensional	1-Year - 6% Floor	Cap	13.90%

2023-08-25	Dimensional	1-Year - 7% Floor	Cap	15.05%
2023-08-25	Dimensional	1-Year - 8% Floor	Cap	16.45%
2023-08-25	Dimensional	1-Year - 9% Floor	Cap	17.85%
2023-08-25	Dimensional	1-Year -10% Buffer	Cap	21.00%
2023-08-25	Dimensional	1-Year -10% Floor	Cap	19.25%
2023-08-25	Dimensional	6-Year -10% Buffer	Participation	150.00%
2023-08-25	S&P 500	1-Year 0% Floor	Cap	6.70%
2023-08-25	S&P 500	1-Year - 1% Floor	Cap	7.20%
2023-08-25	S&P 500	1-Year - 2% Floor	Cap	8.10%
2023-08-25	S&P 500	1-Year - 3% Floor	Cap	8.70%
2023-08-25	S&P 500	1-Year - 4% Floor	Cap	9.35%
2023-08-25	S&P 500	1-Year - 5% Floor	Cap	10.05%
2023-08-25	S&P 500	1-Year - 6% Floor	Cap	10.80%
2023-08-25	S&P 500	1-Year - 7% Floor	Cap	11.35%
2023-08-25	S&P 500	1-Year - 8% Floor	Cap	12.45%
2023-08-25	S&P 500	1-Year - 9% Floor	Cap	13.00%
2023-08-25	S&P 500	1-Year -10% Buffer	Cap	31.30%
2023-08-25	S&P 500	1-Year -10% Floor	Cap	14.20%
2023-08-25	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-09-10	Barclays	1-Year 0% Floor	Cap	12.60%
2023-09-10	Barclays	1-Year - 1% Floor	Cap	14.40%
2023-09-10	Barclays	1-Year - 2% Floor	Cap	16.80%
2023-09-10	Barclays	1-Year - 3% Floor	Cap	19.35%
2023-09-10	Barclays	1-Year - 4% Floor	Cap	20.25%
2023-09-10	Barclays	1-Year - 5% Floor	Cap	21.70%
2023-09-10	Barclays	1-Year - 6% Floor	Cap	23.00%
2023-09-10	Barclays	1-Year - 7% Floor	Cap	24.50%
2023-09-10	Barclays	1-Year - 8% Floor	Cap	26.00%
2023-09-10	Barclays	1-Year - 9% Floor	Cap	27.50%
2023-09-10	Barclays	1-Year -10% Floor	Cap	28.75%
2023-09-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2023-09-10	Dimensional	1-Year 0% Floor	Cap	7.50%
2023-09-10	Dimensional	1-Year - 1% Floor	Cap	8.70%
2023-09-10	Dimensional	1-Year - 2% Floor	Cap	10.00%
2023-09-10	Dimensional	1-Year - 3% Floor	Cap	11.10%
2023-09-10	Dimensional	1-Year - 4% Floor	Cap	12.40%
2023-09-10	Dimensional	1-Year - 5% Floor	Cap	13.65%
2023-09-10	Dimensional	1-Year - 6% Floor	Cap	14.95%
2023-09-10	Dimensional	1-Year - 7% Floor	Cap	16.30%
2023-09-10	Dimensional	1-Year - 8% Floor	Cap	17.80%
2023-09-10	Dimensional	1-Year - 9% Floor	Cap	19.25%
2023-09-10	Dimensional	1-Year -10% Buffer	Cap	21.30%
2023-09-10	Dimensional	1-Year -10% Floor	Cap	20.20%

2023-09-10	Dimensional	6-Year -10% Buffer	Participation	150.00%
2023-09-10	S&P 500	1-Year 0% Floor	Cap	7.15%
2023-09-10	S&P 500	1-Year - 1% Floor	Cap	7.80%
2023-09-10	S&P 500	1-Year - 2% Floor	Cap	8.40%
2023-09-10	S&P 500	1-Year - 3% Floor	Cap	8.95%
2023-09-10	S&P 500	1-Year - 4% Floor	Cap	9.60%
2023-09-10	S&P 500	1-Year - 5% Floor	Cap	10.20%
2023-09-10	S&P 500	1-Year - 6% Floor	Cap	10.65%
2023-09-10	S&P 500	1-Year - 7% Floor	Cap	11.30%
2023-09-10	S&P 500	1-Year - 8% Floor	Cap	11.95%
2023-09-10	S&P 500	1-Year - 9% Floor	Cap	12.65%
2023-09-10	S&P 500	1-Year -10% Buffer	Cap	25.60%
2023-09-10	S&P 500	1-Year -10% Floor	Cap	13.70%
2023-09-10	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-09-25	Barclays	1-Year 0% Floor	Cap	12.50%
2023-09-25	Barclays	1-Year - 1% Floor	Cap	14.30%
2023-09-25	Barclays	1-Year - 2% Floor	Cap	16.65%
2023-09-25	Barclays	1-Year - 3% Floor	Cap	19.30%
2023-09-25	Barclays	1-Year - 4% Floor	Cap	21.80%
2023-09-25	Barclays	1-Year - 5% Floor	Cap	22.50%
2023-09-25	Barclays	1-Year - 6% Floor	Cap	26.00%
2023-09-25	Barclays	1-Year - 7% Floor	Cap	29.00%
2023-09-25	Barclays	1-Year - 8% Floor	Cap	31.00%
2023-09-25	Barclays	1-Year - 9% Floor	Cap	34.50%
2023-09-25	Barclays	1-Year -10% Floor	Cap	37.50%
2023-09-25	Barclays	6-Year -10% Buffer	Participation	250.00%
2023-09-25	Dimensional	1-Year 0% Floor	Cap	7.35%
2023-09-25	Dimensional	1-Year - 1% Floor	Cap	8.55%
2023-09-25	Dimensional	1-Year - 2% Floor	Cap	9.80%
2023-09-25	Dimensional	1-Year - 3% Floor	Cap	10.85%
2023-09-25	Dimensional	1-Year - 4% Floor	Cap	12.15%
2023-09-25	Dimensional	1-Year - 5% Floor	Cap	13.35%
2023-09-25	Dimensional	1-Year - 6% Floor	Cap	14.65%
2023-09-25	Dimensional	1-Year - 7% Floor	Cap	15.95%
2023-09-25	Dimensional	1-Year - 8% Floor	Cap	17.45%
2023-09-25	Dimensional	1-Year - 9% Floor	Cap	18.90%
2023-09-25	Dimensional	1-Year -10% Buffer	Cap	22.80%
2023-09-25	Dimensional	1-Year -10% Floor	Cap	20.00%
2023-09-25	Dimensional	6-Year -10% Buffer	Participation	150.00%
2023-09-25	S&P 500	1-Year 0% Floor	Cap	7.15%
2023-09-25	S&P 500	1-Year - 1% Floor	Cap	7.80%
2023-09-25	S&P 500	1-Year - 2% Floor	Cap	8.45%
2023-09-25	S&P 500	1-Year - 3% Floor	Cap	9.05%

2023-09-25	S&P 500	1-Year - 4% Floor	Cap	9.70%
2023-09-25	S&P 500	1-Year - 5% Floor	Cap	10.35%
2023-09-25	S&P 500	1-Year - 6% Floor	Cap	11.05%
2023-09-25	S&P 500	1-Year - 7% Floor	Cap	11.80%
2023-09-25	S&P 500	1-Year - 8% Floor	Cap	12.50%
2023-09-25	S&P 500	1-Year - 9% Floor	Cap	12.85%
2023-09-25	S&P 500	1-Year -10% Buffer	Cap	33.55%
2023-09-25	S&P 500	1-Year -10% Floor	Cap	14.00%
2023-09-25	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-10-10	Barclays	1-Year 0% Floor	Cap	12.50%
2023-10-10	Barclays	1-Year - 1% Floor	Cap	14.25%
2023-10-10	Barclays	1-Year - 2% Floor	Cap	16.60%
2023-10-10	Barclays	1-Year - 3% Floor	Cap	19.30%
2023-10-10	Barclays	1-Year - 4% Floor	Cap	21.80%
2023-10-10	Barclays	1-Year - 5% Floor	Cap	22.50%
2023-10-10	Barclays	1-Year - 6% Floor	Cap	25.50%
2023-10-10	Barclays	1-Year - 7% Floor	Cap	28.50%
2023-10-10	Barclays	1-Year - 8% Floor	Cap	31.00%
2023-10-10	Barclays	1-Year - 9% Floor	Cap	34.50%
2023-10-10	Barclays	1-Year -10% Floor	Cap	37.00%
2023-10-10	Barclays	6-Year -10% Buffer	Participation	250.00%
2023-10-10	Dimensional	1-Year 0% Floor	Cap	7.30%
2023-10-10	Dimensional	1-Year - 1% Floor	Cap	8.45%
2023-10-10	Dimensional	1-Year - 2% Floor	Cap	9.70%
2023-10-10	Dimensional	1-Year - 3% Floor	Cap	10.75%
2023-10-10	Dimensional	1-Year - 4% Floor	Cap	11.95%
2023-10-10	Dimensional	1-Year - 5% Floor	Cap	13.10%
2023-10-10	Dimensional	1-Year - 6% Floor	Cap	14.40%
2023-10-10	Dimensional	1-Year - 7% Floor	Cap	15.65%
2023-10-10	Dimensional	1-Year - 8% Floor	Cap	17.05%
2023-10-10	Dimensional	1-Year - 9% Floor	Cap	18.40%
2023-10-10	Dimensional	1-Year -10% Buffer	Cap	22.00%
2023-10-10	Dimensional	1-Year -10% Floor	Cap	19.40%
2023-10-10	Dimensional	6-Year -10% Buffer	Participation	150.00%
2023-10-10	S&P 500	1-Year 0% Floor	Cap	7.15%
2023-10-10	S&P 500	1-Year - 1% Floor	Cap	7.80%
2023-10-10	S&P 500	1-Year - 2% Floor	Cap	8.45%
2023-10-10	S&P 500	1-Year - 3% Floor	Cap	9.05%
2023-10-10	S&P 500	1-Year - 4% Floor	Cap	9.70%
2023-10-10	S&P 500	1-Year - 5% Floor	Cap	10.40%
2023-10-10	S&P 500	1-Year - 6% Floor	Cap	11.05%
2023-10-10	S&P 500	1-Year - 7% Floor	Cap	11.45%
2023-10-10	S&P 500	1-Year - 8% Floor	Cap	12.55%

2023-10-10	S&P 500	1-Year - 9% Floor	Cap	12.85%
2023-10-10	S&P 500	1-Year -10% Buffer	Cap	35.00%
2023-10-10	S&P 500	1-Year -10% Floor	Cap	14.05%
2023-10-10	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-10-25	Barclays	1-Year 0% Floor	Cap	14.30%
2023-10-25	Barclays	1-Year - 1% Floor	Cap	16.40%
2023-10-25	Barclays	1-Year - 2% Floor	Cap	19.80%
2023-10-25	Barclays	1-Year - 3% Floor	Cap	24.90%
2023-10-25	Barclays	1-Year - 4% Floor	Cap	25.95%
2023-10-25	Barclays	1-Year - 5% Floor	Cap	26.20%
2023-10-25	Barclays	1-Year - 6% Floor	Cap	29.00%
2023-10-25	Barclays	1-Year - 7% Floor	Cap	29.40%
2023-10-25	Barclays	1-Year - 8% Floor	Cap	29.50%
2023-10-25	Barclays	1-Year - 9% Floor	Cap	29.60%
2023-10-25	Barclays	1-Year -10% Floor	Cap	29.70%
2023-10-25	Barclays	6-Year -10% Buffer	Participation	250.00%
2023-10-25	Dimensional	1-Year 0% Floor	Cap	7.90%
2023-10-25	Dimensional	1-Year - 1% Floor	Cap	9.10%
2023-10-25	Dimensional	1-Year - 2% Floor	Cap	10.35%
2023-10-25	Dimensional	1-Year - 3% Floor	Cap	11.50%
2023-10-25	Dimensional	1-Year - 4% Floor	Cap	12.75%
2023-10-25	Dimensional	1-Year - 5% Floor	Cap	13.95%
2023-10-25	Dimensional	1-Year - 6% Floor	Cap	15.25%
2023-10-25	Dimensional	1-Year - 7% Floor	Cap	16.50%
2023-10-25	Dimensional	1-Year - 8% Floor	Cap	17.95%
2023-10-25	Dimensional	1-Year - 9% Floor	Cap	19.30%
2023-10-25	Dimensional	1-Year -10% Buffer	Cap	22.95%
2023-10-25	Dimensional	1-Year -10% Floor	Cap	20.80%
2023-10-25	Dimensional	6-Year -10% Buffer	Participation	140.00%
2023-10-25	S&P 500	1-Year 0% Floor	Cap	8.00%
2023-10-25	S&P 500	1-Year - 1% Floor	Cap	8.45%
2023-10-25	S&P 500	1-Year - 2% Floor	Cap	9.20%
2023-10-25	S&P 500	1-Year - 3% Floor	Cap	9.80%
2023-10-25	S&P 500	1-Year - 4% Floor	Cap	10.45%
2023-10-25	S&P 500	1-Year - 5% Floor	Cap	11.15%
2023-10-25	S&P 500	1-Year - 6% Floor	Cap	11.80%
2023-10-25	S&P 500	1-Year - 7% Floor	Cap	12.45%
2023-10-25	S&P 500	1-Year - 8% Floor	Cap	12.75%
2023-10-25	S&P 500	1-Year - 9% Floor	Cap	13.35%
2023-10-25	S&P 500	1-Year -10% Buffer	Cap	26.40%
2023-10-25	S&P 500	1-Year -10% Floor	Cap	14.50%
2023-10-25	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-11-10	Barclays	1-Year 0% Floor	Cap	14.35%

2023-11-10	Barclays	1-Year - 1% Floor	Cap	16.45%
2023-11-10	Barclays	1-Year - 2% Floor	Cap	20.00%
2023-11-10	Barclays	1-Year - 3% Floor	Cap	24.70%
2023-11-10	Barclays	1-Year - 4% Floor	Cap	26.50%
2023-11-10	Barclays	1-Year - 5% Floor	Cap	27.00%
2023-11-10	Barclays	1-Year - 6% Floor	Cap	27.50%
2023-11-10	Barclays	1-Year - 7% Floor	Cap	29.00%
2023-11-10	Barclays	1-Year - 8% Floor	Cap	30.00%
2023-11-10	Barclays	1-Year - 9% Floor	Cap	31.00%
2023-11-10	Barclays	1-Year -10% Floor	Cap	32.00%
2023-11-10	Barclays	6-Year -20% Buffer	Participation	200.00%
2023-11-10	Barclays	6-Year -10% Buffer	Participation	250.00%
2023-11-10	Dimensional	1-Year 0% Floor	Cap	7.80%
2023-11-10	Dimensional	1-Year - 1% Floor	Cap	9.05%
2023-11-10	Dimensional	1-Year - 2% Floor	Cap	10.30%
2023-11-10	Dimensional	1-Year - 3% Floor	Cap	11.50%
2023-11-10	Dimensional	1-Year - 4% Floor	Cap	12.75%
2023-11-10	Dimensional	1-Year - 5% Floor	Cap	14.00%
2023-11-10	Dimensional	1-Year - 6% Floor	Cap	15.40%
2023-11-10	Dimensional	1-Year - 7% Floor	Cap	16.70%
2023-11-10	Dimensional	1-Year - 8% Floor	Cap	18.10%
2023-11-10	Dimensional	1-Year - 9% Floor	Cap	19.60%
2023-11-10	Dimensional	1-Year -10% Buffer	Cap	24.40%
2023-11-10	Dimensional	1-Year -10% Floor	Cap	21.20%
2023-11-10	Dimensional	6-Year -20% Buffer	Participation	130.00%
2023-11-10	Dimensional	6-Year -10% Buffer	Participation	140.00%
2023-11-10	S&P 500	1-Year 0% Floor	Cap	8.00%
2023-11-10	S&P 500	1-Year - 1% Floor	Cap	8.45%
2023-11-10	S&P 500	1-Year - 2% Floor	Cap	9.25%
2023-11-10	S&P 500	1-Year - 3% Floor	Cap	9.90%
2023-11-10	S&P 500	1-Year - 4% Floor	Cap	10.60%
2023-11-10	S&P 500	1-Year - 5% Floor	Cap	11.40%
2023-11-10	S&P 500	1-Year - 6% Floor	Cap	11.80%
2023-11-10	S&P 500	1-Year - 7% Floor	Cap	12.80%
2023-11-10	S&P 500	1-Year - 8% Floor	Cap	13.60%
2023-11-10	S&P 500	1-Year - 9% Floor	Cap	13.90%
2023-11-10	S&P 500	1-Year -10% Buffer	Cap	26.90%
2023-11-10	S&P 500	1-Year -10% Floor	Cap	15.15%
2023-11-10	S&P 500	6-Year -20% Buffer	Participation	115.00%
2023-11-10	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-11-25	Barclays	1-Year 0% Floor	Cap	14.30%
2023-11-25	Barclays	1-Year - 1% Floor	Cap	16.40%
2023-11-25	Barclays	1-Year - 2% Floor	Cap	20.00%

2023-11-25	Barclays	1-Year - 3% Floor	Cap	24.80%
2023-11-25	Barclays	1-Year - 4% Floor	Cap	26.25%
2023-11-25	Barclays	1-Year - 5% Floor	Cap	26.50%
2023-11-25	Barclays	1-Year - 6% Floor	Cap	29.00%
2023-11-25	Barclays	1-Year - 7% Floor	Cap	30.00%
2023-11-25	Barclays	1-Year - 8% Floor	Cap	30.60%
2023-11-25	Barclays	1-Year - 9% Floor	Cap	30.80%
2023-11-25	Barclays	1-Year -10% Floor	Cap	31.00%
2023-11-25	Barclays	6-Year -20% Buffer	Participation	200.00%
2023-11-25	Barclays	6-Year -10% Buffer	Participation	250.00%
2023-11-25	Dimensional	1-Year 0% Floor	Cap	8.15%
2023-11-25	Dimensional	1-Year - 1% Floor	Cap	9.40%
2023-11-25	Dimensional	1-Year - 2% Floor	Cap	10.60%
2023-11-25	Dimensional	1-Year - 3% Floor	Cap	11.75%
2023-11-25	Dimensional	1-Year - 4% Floor	Cap	13.00%
2023-11-25	Dimensional	1-Year - 5% Floor	Cap	14.25%
2023-11-25	Dimensional	1-Year - 6% Floor	Cap	15.55%
2023-11-25	Dimensional	1-Year - 7% Floor	Cap	16.80%
2023-11-25	Dimensional	1-Year - 8% Floor	Cap	18.25%
2023-11-25	Dimensional	1-Year - 9% Floor	Cap	19.65%
2023-11-25	Dimensional	1-Year -10% Buffer	Cap	25.55%
2023-11-25	Dimensional	1-Year -10% Floor	Cap	21.20%
2023-11-25	Dimensional	6-Year -20% Buffer	Participation	130.00%
2023-11-25	Dimensional	6-Year -10% Buffer	Participation	140.00%
2023-11-25	S&P 500	1-Year 0% Floor	Cap	8.55%
2023-11-25	S&P 500	1-Year - 1% Floor	Cap	9.10%
2023-11-25	S&P 500	1-Year - 2% Floor	Cap	9.95%
2023-11-25	S&P 500	1-Year - 3% Floor	Cap	10.80%
2023-11-25	S&P 500	1-Year - 4% Floor	Cap	11.35%
2023-11-25	S&P 500	1-Year - 5% Floor	Cap	12.40%
2023-11-25	S&P 500	1-Year - 6% Floor	Cap	13.20%
2023-11-25	S&P 500	1-Year - 7% Floor	Cap	14.05%
2023-11-25	S&P 500	1-Year - 8% Floor	Cap	14.35%
2023-11-25	S&P 500	1-Year - 9% Floor	Cap	15.30%
2023-11-25	S&P 500	1-Year -10% Buffer	Cap	26.30%
2023-11-25	S&P 500	1-Year -10% Floor	Cap	16.65%
2023-11-25	S&P 500	6-Year -20% Buffer	Participation	115.00%
2023-11-25	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-12-10	Barclays	1-Year 0% Floor	Cap	14.35%
2023-12-10	Barclays	1-Year - 1% Floor	Cap	16.45%
2023-12-10	Barclays	1-Year - 2% Floor	Cap	20.00%
2023-12-10	Barclays	1-Year - 3% Floor	Cap	24.85%
2023-12-10	Barclays	1-Year - 4% Floor	Cap	26.00%

2023-12-10	Barclays	1-Year - 5% Floor	Cap	26.25%
2023-12-10	Barclays	1-Year - 6% Floor	Cap	29.50%
2023-12-10	Barclays	1-Year - 7% Floor	Cap	30.00%
2023-12-10	Barclays	1-Year - 8% Floor	Cap	30.50%
2023-12-10	Barclays	1-Year - 9% Floor	Cap	31.00%
2023-12-10	Barclays	1-Year -10% Floor	Cap	31.50%
2023-12-10	Barclays	6-Year -20% Buffer	Participation	200.00%
2023-12-10	Barclays	6-Year -10% Buffer	Participation	250.00%
2023-12-10	Dimensional	1-Year 0% Floor	Cap	8.10%
2023-12-10	Dimensional	1-Year - 1% Floor	Cap	9.35%
2023-12-10	Dimensional	1-Year - 2% Floor	Cap	10.45%
2023-12-10	Dimensional	1-Year - 3% Floor	Cap	11.60%
2023-12-10	Dimensional	1-Year - 4% Floor	Cap	12.80%
2023-12-10	Dimensional	1-Year - 5% Floor	Cap	14.00%
2023-12-10	Dimensional	1-Year - 6% Floor	Cap	15.20%
2023-12-10	Dimensional	1-Year - 7% Floor	Cap	16.50%
2023-12-10	Dimensional	1-Year - 8% Floor	Cap	17.85%
2023-12-10	Dimensional	1-Year - 9% Floor	Cap	19.10%
2023-12-10	Dimensional	1-Year -10% Buffer	Cap	28.40%
2023-12-10	Dimensional	1-Year -10% Floor	Cap	20.50%
2023-12-10	Dimensional	6-Year -20% Buffer	Participation	130.00%
2023-12-10	Dimensional	6-Year -10% Buffer	Participation	140.00%
2023-12-10	S&P 500	1-Year 0% Floor	Cap	8.75%
2023-12-10	S&P 500	1-Year - 1% Floor	Cap	9.45%
2023-12-10	S&P 500	1-Year - 2% Floor	Cap	10.30%
2023-12-10	S&P 500	1-Year - 3% Floor	Cap	11.20%
2023-12-10	S&P 500	1-Year - 4% Floor	Cap	11.95%
2023-12-10	S&P 500	1-Year - 5% Floor	Cap	12.80%
2023-12-10	S&P 500	1-Year - 6% Floor	Cap	13.65%
2023-12-10	S&P 500	1-Year - 7% Floor	Cap	14.05%
2023-12-10	S&P 500	1-Year - 8% Floor	Cap	15.40%
2023-12-10	S&P 500	1-Year - 9% Floor	Cap	15.75%
2023-12-10	S&P 500	1-Year -10% Buffer	Cap	33.50%
2023-12-10	S&P 500	1-Year -10% Floor	Cap	17.15%
2023-12-10	S&P 500	6-Year -20% Buffer	Participation	115.00%
2023-12-10	S&P 500	6-Year -10% Buffer	Participation	125.00%
2023-12-25	Barclays	1-Year 0% Floor	Cap	14.35%
2023-12-25	Barclays	1-Year - 1% Floor	Cap	16.45%
2023-12-25	Barclays	1-Year - 2% Floor	Cap	20.00%
2023-12-25	Barclays	1-Year - 3% Floor	Cap	25.20%
2023-12-25	Barclays	1-Year - 4% Floor	Cap	26.60%
2023-12-25	Barclays	1-Year - 5% Floor	Cap	27.00%
2023-12-25	Barclays	1-Year - 6% Floor	Cap	28.50%

2023-12-25	Barclays	1-Year - 7% Floor	Cap	29.00%
2023-12-25	Barclays	1-Year - 8% Floor	Cap	29.50%
2023-12-25	Barclays	1-Year - 9% Floor	Cap	29.75%
2023-12-25	Barclays	1-Year -10% Floor	Cap	30.00%
2023-12-25	Barclays	6-Year -20% Buffer	Participation	200.00%
2023-12-25	Barclays	6-Year -10% Buffer	Participation	250.00%
2023-12-25	Dimensional	1-Year 0% Floor	Cap	7.00%
2023-12-25	Dimensional	1-Year - 1% Floor	Cap	8.15%
2023-12-25	Dimensional	1-Year - 2% Floor	Cap	9.35%
2023-12-25	Dimensional	1-Year - 3% Floor	Cap	10.50%
2023-12-25	Dimensional	1-Year - 4% Floor	Cap	11.65%
2023-12-25	Dimensional	1-Year - 5% Floor	Cap	12.80%
2023-12-25	Dimensional	1-Year - 6% Floor	Cap	14.05%
2023-12-25	Dimensional	1-Year - 7% Floor	Cap	15.25%
2023-12-25	Dimensional	1-Year - 8% Floor	Cap	16.55%
2023-12-25	Dimensional	1-Year - 9% Floor	Cap	17.75%
2023-12-25	Dimensional	1-Year -10% Buffer	Cap	25.10%
2023-12-25	Dimensional	1-Year -10% Floor	Cap	19.20%
2023-12-25	Dimensional	6-Year -20% Buffer	Participation	130.00%
2023-12-25	Dimensional	6-Year -10% Buffer	Participation	140.00%
2023-12-25	S&P 500	1-Year 0% Floor	Cap	7.70%
2023-12-25	S&P 500	1-Year - 1% Floor	Cap	8.35%
2023-12-25	S&P 500	1-Year - 2% Floor	Cap	8.95%
2023-12-25	S&P 500	1-Year - 3% Floor	Cap	9.65%
2023-12-25	S&P 500	1-Year - 4% Floor	Cap	10.30%
2023-12-25	S&P 500	1-Year - 5% Floor	Cap	11.05%
2023-12-25	S&P 500	1-Year - 6% Floor	Cap	11.75%
2023-12-25	S&P 500	1-Year - 7% Floor	Cap	12.55%
2023-12-25	S&P 500	1-Year - 8% Floor	Cap	12.85%
2023-12-25	S&P 500	1-Year - 9% Floor	Cap	13.60%
2023-12-25	S&P 500	1-Year -10% Buffer	Cap	26.10%
2023-12-25	S&P 500	1-Year -10% Floor	Cap	14.80%
2023-12-25	S&P 500	6-Year -20% Buffer	Participation	115.00%
2023-12-25	S&P 500	6-Year -10% Buffer	Participation	125.00%
2024-01-10	Barclays	1-Year 0% Floor	Cap	11.15%
2024-01-10	Barclays	1-Year - 1% Floor	Cap	12.90%
2024-01-10	Barclays	1-Year - 2% Floor	Cap	15.00%
2024-01-10	Barclays	1-Year - 3% Floor	Cap	16.95%
2024-01-10	Barclays	1-Year - 4% Floor	Cap	20.25%
2024-01-10	Barclays	1-Year - 5% Floor	Cap	24.10%
2024-01-10	Barclays	1-Year - 6% Floor	Cap	27.10%
2024-01-10	Barclays	1-Year - 7% Floor	Cap	30.10%
2024-01-10	Barclays	1-Year - 8% Floor	Cap	33.10%

2024-01-10	Barclays	1-Year - 9% Floor	Cap	36.10%
2024-01-10	Barclays	1-Year -10% Floor	Cap	39.05%
2024-01-10	Barclays	6-Year -20% Buffer	Participation	200.00%
2024-01-10	Barclays	6-Year -10% Buffer	Participation	250.00%
2024-01-10	Dimensional	1-Year 0% Floor	Cap	6.10%
2024-01-10	Dimensional	1-Year - 1% Floor	Cap	7.20%
2024-01-10	Dimensional	1-Year - 2% Floor	Cap	8.30%
2024-01-10	Dimensional	1-Year - 3% Floor	Cap	9.30%
2024-01-10	Dimensional	1-Year - 4% Floor	Cap	10.35%
2024-01-10	Dimensional	1-Year - 5% Floor	Cap	11.40%
2024-01-10	Dimensional	1-Year - 6% Floor	Cap	12.50%
2024-01-10	Dimensional	1-Year - 7% Floor	Cap	13.55%
2024-01-10	Dimensional	1-Year - 8% Floor	Cap	14.75%
2024-01-10	Dimensional	1-Year - 9% Floor	Cap	15.65%
2024-01-10	Dimensional	1-Year -10% Buffer	Cap	17.95%
2024-01-10	Dimensional	1-Year -10% Floor	Cap	16.85%
2024-01-10	Dimensional	6-Year -20% Buffer	Participation	120.00%
2024-01-10	Dimensional	6-Year -10% Buffer	Participation	130.00%
2024-01-10	S&P 500	1-Year 0% Floor	Cap	6.55%
2024-01-10	S&P 500	1-Year - 1% Floor	Cap	7.10%
2024-01-10	S&P 500	1-Year - 2% Floor	Cap	7.65%
2024-01-10	S&P 500	1-Year - 3% Floor	Cap	8.10%
2024-01-10	S&P 500	1-Year - 4% Floor	Cap	8.65%
2024-01-10	S&P 500	1-Year - 5% Floor	Cap	9.10%
2024-01-10	S&P 500	1-Year - 6% Floor	Cap	9.55%
2024-01-10	S&P 500	1-Year - 7% Floor	Cap	9.85%
2024-01-10	S&P 500	1-Year - 8% Floor	Cap	10.30%
2024-01-10	S&P 500	1-Year - 9% Floor	Cap	10.85%
2024-01-10	S&P 500	1-Year -10% Buffer	Cap	14.95%
2024-01-10	S&P 500	1-Year -10% Floor	Cap	11.55%
2024-01-10	S&P 500	6-Year -20% Buffer	Participation	110.00%
2024-01-10	S&P 500	6-Year -10% Buffer	Participation	120.00%
2024-01-25	Barclays	1-Year 0% Floor	Cap	11.35%
2024-01-25	Barclays	1-Year - 1% Floor	Cap	13.10%
2024-01-25	Barclays	1-Year - 2% Floor	Cap	15.25%
2024-01-25	Barclays	1-Year - 3% Floor	Cap	17.20%
2024-01-25	Barclays	1-Year - 4% Floor	Cap	20.50%
2024-01-25	Barclays	1-Year - 5% Floor	Cap	24.35%
2024-01-25	Barclays	1-Year - 6% Floor	Cap	27.35%
2024-01-25	Barclays	1-Year - 7% Floor	Cap	30.40%
2024-01-25	Barclays	1-Year - 8% Floor	Cap	33.40%
2024-01-25	Barclays	1-Year - 9% Floor	Cap	36.40%
2024-01-25	Barclays	1-Year -10% Floor	Cap	39.25%

2024-01-25	Barclays	6-Year -20% Buffer	Participation	200.00%
2024-01-25	Barclays	6-Year -10% Buffer	Participation	250.00%
2024-01-25	Dimensional	1-Year 0% Floor	Cap	6.15%
2024-01-25	Dimensional	1-Year - 1% Floor	Cap	7.20%
2024-01-25	Dimensional	1-Year - 2% Floor	Cap	8.35%
2024-01-25	Dimensional	1-Year - 3% Floor	Cap	9.35%
2024-01-25	Dimensional	1-Year - 4% Floor	Cap	10.40%
2024-01-25	Dimensional	1-Year - 5% Floor	Cap	11.40%
2024-01-25	Dimensional	1-Year - 6% Floor	Cap	12.55%
2024-01-25	Dimensional	1-Year - 7% Floor	Cap	13.60%
2024-01-25	Dimensional	1-Year - 8% Floor	Cap	14.75%
2024-01-25	Dimensional	1-Year - 9% Floor	Cap	15.70%
2024-01-25	Dimensional	1-Year -10% Buffer	Cap	16.70%
2024-01-25	Dimensional	1-Year -10% Floor	Cap	16.85%
2024-01-25	Dimensional	6-Year -20% Buffer	Participation	120.00%
2024-01-25	Dimensional	6-Year -10% Buffer	Participation	130.00%
2024-01-25	S&P 500	1-Year 0% Floor	Cap	6.45%
2024-01-25	S&P 500	1-Year - 1% Floor	Cap	7.05%
2024-01-25	S&P 500	1-Year - 2% Floor	Cap	7.60%
2024-01-25	S&P 500	1-Year - 3% Floor	Cap	8.10%
2024-01-25	S&P 500	1-Year - 4% Floor	Cap	8.60%
2024-01-25	S&P 500	1-Year - 5% Floor	Cap	9.10%
2024-01-25	S&P 500	1-Year - 6% Floor	Cap	9.55%
2024-01-25	S&P 500	1-Year - 7% Floor	Cap	10.00%
2024-01-25	S&P 500	1-Year - 8% Floor	Cap	10.40%
2024-01-25	S&P 500	1-Year - 9% Floor	Cap	10.95%
2024-01-25	S&P 500	1-Year -10% Buffer	Cap	15.25%
2024-01-25	S&P 500	1-Year -10% Floor	Cap	11.65%
2024-01-25	S&P 500	6-Year -20% Buffer	Participation	110.00%
2024-01-25	S&P 500	6-Year -10% Buffer	Participation	120.00%
2024-02-10	Barclays	1-Year 0% Floor	Cap	11.40%
2024-02-10	Barclays	1-Year - 1% Floor	Cap	13.15%
2024-02-10	Barclays	1-Year - 2% Floor	Cap	15.35%
2024-02-10	Barclays	1-Year - 3% Floor	Cap	17.30%
2024-02-10	Barclays	1-Year - 4% Floor	Cap	20.50%
2024-02-10	Barclays	1-Year - 5% Floor	Cap	24.50%
2024-02-10	Barclays	1-Year - 6% Floor	Cap	27.45%
2024-02-10	Barclays	1-Year - 7% Floor	Cap	30.50%
2024-02-10	Barclays	1-Year - 8% Floor	Cap	33.50%
2024-02-10	Barclays	1-Year - 9% Floor	Cap	36.50%
2024-02-10	Barclays	1-Year -10% Floor	Cap	39.25%
2024-02-10	Barclays	6-Year -20% Buffer	Participation	200.00%
2024-02-10	Barclays	6-Year -10% Buffer	Participation	250.00%

2024-02-10	Dimensional	1-Year 0% Floor	Cap	5.95%
2024-02-10	Dimensional	1-Year - 1% Floor	Cap	6.95%
2024-02-10	Dimensional	1-Year - 2% Floor	Cap	8.00%
2024-02-10	Dimensional	1-Year - 3% Floor	Cap	8.95%
2024-02-10	Dimensional	1-Year - 4% Floor	Cap	9.90%
2024-02-10	Dimensional	1-Year - 5% Floor	Cap	10.85%
2024-02-10	Dimensional	1-Year - 6% Floor	Cap	11.85%
2024-02-10	Dimensional	1-Year - 7% Floor	Cap	12.75%
2024-02-10	Dimensional	1-Year - 8% Floor	Cap	13.80%
2024-02-10	Dimensional	1-Year - 9% Floor	Cap	14.75%
2024-02-10	Dimensional	1-Year -10% Buffer	Cap	14.80%
2024-02-10	Dimensional	1-Year -10% Floor	Cap	15.75%
2024-02-10	Dimensional	6-Year -20% Buffer	Participation	120.00%
2024-02-10	Dimensional	6-Year -10% Buffer	Participation	130.00%
2024-02-10	S&P 500	1-Year 0% Floor	Cap	6.40%
2024-02-10	S&P 500	1-Year - 1% Floor	Cap	6.85%
2024-02-10	S&P 500	1-Year - 2% Floor	Cap	7.50%
2024-02-10	S&P 500	1-Year - 3% Floor	Cap	8.00%
2024-02-10	S&P 500	1-Year - 4% Floor	Cap	8.50%
2024-02-10	S&P 500	1-Year - 5% Floor	Cap	8.95%
2024-02-10	S&P 500	1-Year - 6% Floor	Cap	9.45%
2024-02-10	S&P 500	1-Year - 7% Floor	Cap	9.85%
2024-02-10	S&P 500	1-Year - 8% Floor	Cap	10.20%
2024-02-10	S&P 500	1-Year - 9% Floor	Cap	10.75%
2024-02-10	S&P 500	1-Year -10% Buffer	Cap	13.05%
2024-02-10	S&P 500	1-Year -10% Floor	Cap	11.40%
2024-02-10	S&P 500	6-Year -20% Buffer	Participation	110.00%
2024-02-10	S&P 500	6-Year -10% Buffer	Participation	120.00%
2024-02-25	Barclays	1-Year 0% Floor	Cap	10.40%
2024-02-25	Barclays	1-Year - 1% Floor	Cap	12.05%
2024-02-25	Barclays	1-Year - 2% Floor	Cap	14.05%
2024-02-25	Barclays	1-Year - 3% Floor	Cap	15.85%
2024-02-25	Barclays	1-Year - 4% Floor	Cap	18.40%
2024-02-25	Barclays	1-Year - 5% Floor	Cap	21.05%
2024-02-25	Barclays	1-Year - 6% Floor	Cap	23.95%
2024-02-25	Barclays	1-Year - 7% Floor	Cap	27.20%
2024-02-25	Barclays	1-Year - 8% Floor	Cap	31.40%
2024-02-25	Barclays	1-Year - 9% Floor	Cap	35.60%
2024-02-25	Barclays	1-Year -10% Floor	Cap	39.25%
2024-02-25	Barclays	6-Year -20% Buffer	Participation	200.00%
2024-02-25	Barclays	6-Year -10% Buffer	Participation	250.00%
2024-02-25	Dimensional	1-Year 0% Floor	Cap	5.15%
2024-02-25	Dimensional	1-Year - 1% Floor	Cap	6.15%

2024-02-25	Dimensional	1-Year - 2% Floor	Cap	7.25%
2024-02-25	Dimensional	1-Year - 3% Floor	Cap	8.25%
2024-02-25	Dimensional	1-Year - 4% Floor	Cap	9.30%
2024-02-25	Dimensional	1-Year - 5% Floor	Cap	10.30%
2024-02-25	Dimensional	1-Year - 6% Floor	Cap	11.40%
2024-02-25	Dimensional	1-Year - 7% Floor	Cap	12.45%
2024-02-25	Dimensional	1-Year - 8% Floor	Cap	13.65%
2024-02-25	Dimensional	1-Year - 9% Floor	Cap	14.70%
2024-02-25	Dimensional	1-Year -10% Buffer	Cap	13.50%
2024-02-25	Dimensional	1-Year -10% Floor	Cap	15.90%
2024-02-25	Dimensional	6-Year -20% Buffer	Participation	120.00%
2024-02-25	Dimensional	6-Year -10% Buffer	Participation	130.00%
2024-02-25	S&P 500	1-Year 0% Floor	Cap	6.55%
2024-02-25	S&P 500	1-Year - 1% Floor	Cap	7.10%
2024-02-25	S&P 500	1-Year - 2% Floor	Cap	7.65%
2024-02-25	S&P 500	1-Year - 3% Floor	Cap	8.15%
2024-02-25	S&P 500	1-Year - 4% Floor	Cap	8.65%
2024-02-25	S&P 500	1-Year - 5% Floor	Cap	9.10%
2024-02-25	S&P 500	1-Year - 6% Floor	Cap	9.60%
2024-02-25	S&P 500	1-Year - 7% Floor	Cap	10.05%
2024-02-25	S&P 500	1-Year - 8% Floor	Cap	10.45%
2024-02-25	S&P 500	1-Year - 9% Floor	Cap	11.05%
2024-02-25	S&P 500	1-Year -10% Buffer	Cap	13.25%
2024-02-25	S&P 500	1-Year -10% Floor	Cap	11.70%
2024-02-25	S&P 500	6-Year -20% Buffer	Participation	110.00%
2024-02-25	S&P 500	6-Year -10% Buffer	Participation	120.00%
2024-03-10	Barclays	1-Year 0% Floor	Cap	10.30%
2024-03-10	Barclays	1-Year - 1% Floor	Cap	12.00%
2024-03-10	Barclays	1-Year - 2% Floor	Cap	14.00%
2024-03-10	Barclays	1-Year - 3% Floor	Cap	15.75%
2024-03-10	Barclays	1-Year - 4% Floor	Cap	18.10%
2024-03-10	Barclays	1-Year - 5% Floor	Cap	20.40%
2024-03-10	Barclays	1-Year - 6% Floor	Cap	23.95%
2024-03-10	Barclays	1-Year - 7% Floor	Cap	27.20%
2024-03-10	Barclays	1-Year - 8% Floor	Cap	31.40%
2024-03-10	Barclays	1-Year - 9% Floor	Cap	35.60%
2024-03-10	Barclays	1-Year -10% Floor	Cap	39.25%
2024-03-10	Barclays	6-Year -20% Buffer	Participation	200.00%
2024-03-10	Barclays	6-Year -10% Buffer	Participation	250.00%
2024-03-10	Dimensional	1-Year 0% Floor	Cap	5.15%
2024-03-10	Dimensional	1-Year - 1% Floor	Cap	6.15%
2024-03-10	Dimensional	1-Year - 2% Floor	Cap	7.25%
2024-03-10	Dimensional	1-Year - 3% Floor	Cap	8.30%

2024-03-10	Dimensional	1-Year - 4% Floor	Cap	9.35%
2024-03-10	Dimensional	1-Year - 5% Floor	Cap	10.35%
2024-03-10	Dimensional	1-Year - 6% Floor	Cap	11.50%
2024-03-10	Dimensional	1-Year - 7% Floor	Cap	12.55%
2024-03-10	Dimensional	1-Year - 8% Floor	Cap	13.75%
2024-03-10	Dimensional	1-Year - 9% Floor	Cap	14.85%
2024-03-10	Dimensional	1-Year -10% Buffer	Cap	15.05%
2024-03-10	Dimensional	1-Year -10% Floor	Cap	16.05%
2024-03-10	Dimensional	6-Year -20% Buffer	Participation	120.00%
2024-03-10	Dimensional	6-Year -10% Buffer	Participation	130.00%
2024-03-10	S&P 500	1-Year 0% Floor	Cap	6.55%
2024-03-10	S&P 500	1-Year - 1% Floor	Cap	7.15%
2024-03-10	S&P 500	1-Year - 2% Floor	Cap	7.70%
2024-03-10	S&P 500	1-Year - 3% Floor	Cap	8.25%
2024-03-10	S&P 500	1-Year - 4% Floor	Cap	8.75%
2024-03-10	S&P 500	1-Year - 5% Floor	Cap	9.25%
2024-03-10	S&P 500	1-Year - 6% Floor	Cap	9.65%
2024-03-10	S&P 500	1-Year - 7% Floor	Cap	10.25%
2024-03-10	S&P 500	1-Year - 8% Floor	Cap	10.85%
2024-03-10	S&P 500	1-Year - 9% Floor	Cap	11.30%
2024-03-10	S&P 500	1-Year -10% Buffer	Cap	14.30%
2024-03-10	S&P 500	1-Year -10% Floor	Cap	12.00%
2024-03-10	S&P 500	6-Year -20% Buffer	Participation	110.00%
2024-03-10	S&P 500	6-Year -10% Buffer	Participation	120.00%
2024-03-25	Barclays	1-Year 0% Floor	Cap	10.25%
2024-03-25	Barclays	1-Year - 1% Floor	Cap	11.90%
2024-03-25	Barclays	1-Year - 2% Floor	Cap	13.90%
2024-03-25	Barclays	1-Year - 3% Floor	Cap	15.60%
2024-03-25	Barclays	1-Year - 4% Floor	Cap	17.95%
2024-03-25	Barclays	1-Year - 5% Floor	Cap	20.40%
2024-03-25	Barclays	1-Year - 6% Floor	Cap	24.00%
2024-03-25	Barclays	1-Year - 7% Floor	Cap	27.40%
2024-03-25	Barclays	1-Year - 8% Floor	Cap	31.60%
2024-03-25	Barclays	1-Year - 9% Floor	Cap	35.80%
2024-03-25	Barclays	1-Year -10% Floor	Cap	39.50%
2024-03-25	Barclays	6-Year -20% Buffer	Participation	200.00%
2024-03-25	Barclays	6-Year -10% Buffer	Participation	250.00%
2024-03-25	Dimensional	1-Year 0% Floor	Cap	5.60%
2024-03-25	Dimensional	1-Year - 1% Floor	Cap	6.60%
2024-03-25	Dimensional	1-Year - 2% Floor	Cap	7.75%
2024-03-25	Dimensional	1-Year - 3% Floor	Cap	8.70%
2024-03-25	Dimensional	1-Year - 4% Floor	Cap	9.75%
2024-03-25	Dimensional	1-Year - 5% Floor	Cap	10.75%

2024-03-25	Dimensional	1-Year - 6% Floor	Cap	11.85%
2024-03-25	Dimensional	1-Year - 7% Floor	Cap	12.85%
2024-03-25	Dimensional	1-Year - 8% Floor	Cap	14.05%
2024-03-25	Dimensional	1-Year - 9% Floor	Cap	15.10%
2024-03-25	Dimensional	1-Year -10% Buffer	Cap	16.15%
2024-03-25	Dimensional	1-Year -10% Floor	Cap	16.25%
2024-03-25	Dimensional	6-Year -20% Buffer	Participation	115.00%
2024-03-25	Dimensional	6-Year -10% Buffer	Participation	125.00%
2024-03-25	S&P 500	1-Year 0% Floor	Cap	6.65%
2024-03-25	S&P 500	1-Year - 1% Floor	Cap	7.25%
2024-03-25	S&P 500	1-Year - 2% Floor	Cap	7.85%
2024-03-25	S&P 500	1-Year - 3% Floor	Cap	8.45%
2024-03-25	S&P 500	1-Year - 4% Floor	Cap	9.05%
2024-03-25	S&P 500	1-Year - 5% Floor	Cap	9.60%
2024-03-25	S&P 500	1-Year - 6% Floor	Cap	10.15%
2024-03-25	S&P 500	1-Year - 7% Floor	Cap	10.60%
2024-03-25	S&P 500	1-Year - 8% Floor	Cap	11.45%
2024-03-25	S&P 500	1-Year - 9% Floor	Cap	11.85%
2024-03-25	S&P 500	1-Year -10% Buffer	Cap	15.65%
2024-03-25	S&P 500	1-Year -10% Floor	Cap	12.70%
2024-03-25	S&P 500	6-Year -20% Buffer	Participation	110.00%
2024-03-25	S&P 500	6-Year -10% Buffer	Participation	120.00%
2024-04-10	Barclays	1-Year 0% Floor	Cap	10.25%
2024-04-10	Barclays	1-Year - 1% Floor	Cap	11.90%
2024-04-10	Barclays	1-Year - 2% Floor	Cap	13.85%
2024-04-10	Barclays	1-Year - 3% Floor	Cap	15.55%
2024-04-10	Barclays	1-Year - 4% Floor	Cap	17.90%
2024-04-10	Barclays	1-Year - 5% Floor	Cap	20.40%
2024-04-10	Barclays	1-Year - 6% Floor	Cap	24.00%
2024-04-10	Barclays	1-Year - 7% Floor	Cap	27.15%
2024-04-10	Barclays	1-Year - 8% Floor	Cap	31.60%
2024-04-10	Barclays	1-Year - 9% Floor	Cap	35.80%
2024-04-10	Barclays	1-Year -10% Floor	Cap	39.50%
2024-04-10	Barclays	6-Year -20% Buffer	Participation	200.00%
2024-04-10	Barclays	6-Year -10% Buffer	Participation	250.00%
2024-04-10	Dimensional	1-Year 0% Floor	Cap	5.65%
2024-04-10	Dimensional	1-Year - 1% Floor	Cap	6.70%
2024-04-10	Dimensional	1-Year - 2% Floor	Cap	7.85%
2024-04-10	Dimensional	1-Year - 3% Floor	Cap	8.80%
2024-04-10	Dimensional	1-Year - 4% Floor	Cap	9.95%
2024-04-10	Dimensional	1-Year - 5% Floor	Cap	10.95%
2024-04-10	Dimensional	1-Year - 6% Floor	Cap	12.05%
2024-04-10	Dimensional	1-Year - 7% Floor	Cap	13.10%

2024-04-10	Dimensional	1-Year - 8% Floor	Cap	14.40%
2024-04-10	Dimensional	1-Year - 9% Floor	Cap	15.55%
2024-04-10	Dimensional	1-Year -10% Buffer	Cap	16.55%
2024-04-10	Dimensional	1-Year -10% Floor	Cap	16.75%
2024-04-10	Dimensional	6-Year -20% Buffer	Participation	115.00%
2024-04-10	Dimensional	6-Year -10% Buffer	Participation	125.00%
2024-04-10	S&P 500	1-Year 0% Floor	Cap	6.65%
2024-04-10	S&P 500	1-Year - 1% Floor	Cap	7.15%
2024-04-10	S&P 500	1-Year - 2% Floor	Cap	7.85%
2024-04-10	S&P 500	1-Year - 3% Floor	Cap	8.40%
2024-04-10	S&P 500	1-Year - 4% Floor	Cap	9.00%
2024-04-10	S&P 500	1-Year - 5% Floor	Cap	9.55%
2024-04-10	S&P 500	1-Year - 6% Floor	Cap	10.00%
2024-04-10	S&P 500	1-Year - 7% Floor	Cap	10.80%
2024-04-10	S&P 500	1-Year - 8% Floor	Cap	11.45%
2024-04-10	S&P 500	1-Year - 9% Floor	Cap	12.10%
2024-04-10	S&P 500	1-Year -10% Buffer	Cap	15.25%
2024-04-10	S&P 500	1-Year -10% Floor	Cap	12.75%
2024-04-10	S&P 500	6-Year -20% Buffer	Participation	105.00%
2024-04-10	S&P 500	6-Year -10% Buffer	Participation	115.00%
2024-04-25	Barclays	1-Year 0% Floor	Cap	11.25%
2024-04-25	Barclays	1-Year - 1% Floor	Cap	12.95%
2024-04-25	Barclays	1-Year - 2% Floor	Cap	15.05%
2024-04-25	Barclays	1-Year - 3% Floor	Cap	16.95%
2024-04-25	Barclays	1-Year - 4% Floor	Cap	20.05%
2024-04-25	Barclays	1-Year - 5% Floor	Cap	24.15%
2024-04-25	Barclays	1-Year - 6% Floor	Cap	27.30%
2024-04-25	Barclays	1-Year - 7% Floor	Cap	30.30%
2024-04-25	Barclays	1-Year - 8% Floor	Cap	33.30%
2024-04-25	Barclays	1-Year - 9% Floor	Cap	36.30%
2024-04-25	Barclays	1-Year -10% Floor	Cap	39.30%
2024-04-25	Barclays	6-Year -20% Buffer	Participation	200.00%
2024-04-25	Barclays	6-Year -10% Buffer	Participation	250.00%
2024-04-25	Dimensional	1-Year 0% Floor	Cap	5.95%
2024-04-25	Dimensional	1-Year - 1% Floor	Cap	7.00%
2024-04-25	Dimensional	1-Year - 2% Floor	Cap	8.15%
2024-04-25	Dimensional	1-Year - 3% Floor	Cap	9.20%
2024-04-25	Dimensional	1-Year - 4% Floor	Cap	10.30%
2024-04-25	Dimensional	1-Year - 5% Floor	Cap	11.40%
2024-04-25	Dimensional	1-Year - 6% Floor	Cap	12.60%
2024-04-25	Dimensional	1-Year - 7% Floor	Cap	13.70%
2024-04-25	Dimensional	1-Year - 8% Floor	Cap	14.95%
2024-04-25	Dimensional	1-Year - 9% Floor	Cap	16.05%

2024-04-25	Dimensional	1-Year -10% Buffer	Cap	18.05%
2024-04-25	Dimensional	1-Year -10% Floor	Cap	17.30%
2024-04-25	Dimensional	6-Year -20% Buffer	Participation	115.00%
2024-04-25	Dimensional	6-Year -10% Buffer	Participation	125.00%
2024-04-25	S&P 500	1-Year 0% Floor	Cap	7.05%
2024-04-25	S&P 500	1-Year - 1% Floor	Cap	7.80%
2024-04-25	S&P 500	1-Year - 2% Floor	Cap	8.40%
2024-04-25	S&P 500	1-Year - 3% Floor	Cap	9.10%
2024-04-25	S&P 500	1-Year - 4% Floor	Cap	9.80%
2024-04-25	S&P 500	1-Year - 5% Floor	Cap	10.45%
2024-04-25	S&P 500	1-Year - 6% Floor	Cap	11.10%
2024-04-25	S&P 500	1-Year - 7% Floor	Cap	11.80%
2024-04-25	S&P 500	1-Year - 8% Floor	Cap	12.15%
2024-04-25	S&P 500	1-Year - 9% Floor	Cap	12.85%
2024-04-25	S&P 500	1-Year -10% Buffer	Cap	16.55%
2024-04-25	S&P 500	1-Year -10% Floor	Cap	13.80%
2024-04-25	S&P 500	6-Year -20% Buffer	Participation	105.00%
2024-04-25	S&P 500	6-Year -10% Buffer	Participation	115.00%
2024-05-10	Barclays	1-Year 0% Floor	Cap	13.55%
2024-05-10	Barclays	1-Year - 1% Floor	Cap	15.50%
2024-05-10	Barclays	1-Year - 2% Floor	Cap	18.80%
2024-05-10	Barclays	1-Year - 3% Floor	Cap	23.20%
2024-05-10	Barclays	1-Year - 4% Floor	Cap	25.40%
2024-05-10	Barclays	1-Year - 5% Floor	Cap	27.65%
2024-05-10	Barclays	1-Year - 6% Floor	Cap	29.80%
2024-05-10	Barclays	1-Year - 7% Floor	Cap	32.05%
2024-05-10	Barclays	1-Year - 8% Floor	Cap	35.20%
2024-05-10	Barclays	1-Year - 9% Floor	Cap	37.20%
2024-05-10	Barclays	1-Year -10% Floor	Cap	39.20%
2024-05-10	Barclays	6-Year -20% Buffer	Participation	200.00%
2024-05-10	Barclays	6-Year -10% Buffer	Participation	250.00%
2024-05-10	Dimensional	1-Year 0% Floor	Cap	6.90%
2024-05-10	Dimensional	1-Year - 1% Floor	Cap	8.10%
2024-05-10	Dimensional	1-Year - 2% Floor	Cap	9.35%
2024-05-10	Dimensional	1-Year - 3% Floor	Cap	10.50%
2024-05-10	Dimensional	1-Year - 4% Floor	Cap	11.70%
2024-05-10	Dimensional	1-Year - 5% Floor	Cap	12.90%
2024-05-10	Dimensional	1-Year - 6% Floor	Cap	14.20%
2024-05-10	Dimensional	1-Year - 7% Floor	Cap	15.50%
2024-05-10	Dimensional	1-Year - 8% Floor	Cap	16.90%
2024-05-10	Dimensional	1-Year - 9% Floor	Cap	18.25%
2024-05-10	Dimensional	1-Year -10% Buffer	Cap	20.05%
2024-05-10	Dimensional	1-Year -10% Floor	Cap	19.80%

2024-05-10	Dimensional	6-Year -20% Buffer	Participation	115.00%
2024-05-10	Dimensional	6-Year -10% Buffer	Participation	125.00%
2024-05-10	S&P 500	1-Year 0% Floor	Cap	7.95%
2024-05-10	S&P 500	1-Year - 1% Floor	Cap	8.70%
2024-05-10	S&P 500	1-Year - 2% Floor	Cap	9.45%
2024-05-10	S&P 500	1-Year - 3% Floor	Cap	10.15%
2024-05-10	S&P 500	1-Year - 4% Floor	Cap	10.90%
2024-05-10	S&P 500	1-Year - 5% Floor	Cap	11.65%
2024-05-10	S&P 500	1-Year - 6% Floor	Cap	12.40%
2024-05-10	S&P 500	1-Year - 7% Floor	Cap	13.15%
2024-05-10	S&P 500	1-Year - 8% Floor	Cap	13.90%
2024-05-10	S&P 500	1-Year - 9% Floor	Cap	14.30%
2024-05-10	S&P 500	1-Year -10% Buffer	Cap	18.20%
2024-05-10	S&P 500	1-Year -10% Floor	Cap	15.40%
2024-05-10	S&P 500	6-Year -20% Buffer	Participation	105.00%
2024-05-10	S&P 500	6-Year -10% Buffer	Participation	115.00%
2024-05-25	Barclays	1-Year 0% Floor	Cap	13.45%
2024-05-25	Barclays	1-Year - 1% Floor	Cap	15.35%
2024-05-25	Barclays	1-Year - 2% Floor	Cap	18.80%
2024-05-25	Barclays	1-Year - 3% Floor	Cap	23.20%
2024-05-25	Barclays	1-Year - 4% Floor	Cap	25.35%
2024-05-25	Barclays	1-Year - 5% Floor	Cap	27.65%
2024-05-25	Barclays	1-Year - 6% Floor	Cap	29.80%
2024-05-25	Barclays	1-Year - 7% Floor	Cap	32.05%
2024-05-25	Barclays	1-Year - 8% Floor	Cap	35.25%
2024-05-25	Barclays	1-Year - 9% Floor	Cap	37.20%
2024-05-25	Barclays	1-Year -10% Floor	Cap	39.20%
2024-05-25	Barclays	6-Year -20% Buffer	Participation	200.00%
2024-05-25	Barclays	6-Year -10% Buffer	Participation	250.00%
2024-05-25	Dimensional	1-Year 0% Floor	Cap	6.75%
2024-05-25	Dimensional	1-Year - 1% Floor	Cap	7.85%
2024-05-25	Dimensional	1-Year - 2% Floor	Cap	9.05%
2024-05-25	Dimensional	1-Year - 3% Floor	Cap	10.10%
2024-05-25	Dimensional	1-Year - 4% Floor	Cap	11.25%
2024-05-25	Dimensional	1-Year - 5% Floor	Cap	12.30%
2024-05-25	Dimensional	1-Year - 6% Floor	Cap	13.50%
2024-05-25	Dimensional	1-Year - 7% Floor	Cap	14.70%
2024-05-25	Dimensional	1-Year - 8% Floor	Cap	15.95%
2024-05-25	Dimensional	1-Year - 9% Floor	Cap	17.10%
2024-05-25	Dimensional	1-Year -10% Buffer	Cap	25.30%
2024-05-25	Dimensional	1-Year -10% Floor	Cap	18.45%
2024-05-25	Dimensional	6-Year -20% Buffer	Participation	115.00%
2024-05-25	Dimensional	6-Year -10% Buffer	Participation	125.00%

2024-05-25	S&P 500	1-Year 0% Floor	Cap	7.95%
2024-05-25	S&P 500	1-Year - 1% Floor	Cap	8.60%
2024-05-25	S&P 500	1-Year - 2% Floor	Cap	9.45%
2024-05-25	S&P 500	1-Year - 3% Floor	Cap	10.15%
2024-05-25	S&P 500	1-Year - 4% Floor	Cap	10.90%
2024-05-25	S&P 500	1-Year - 5% Floor	Cap	11.65%
2024-05-25	S&P 500	1-Year - 6% Floor	Cap	12.40%
2024-05-25	S&P 500	1-Year - 7% Floor	Cap	12.90%
2024-05-25	S&P 500	1-Year - 8% Floor	Cap	13.60%
2024-05-25	S&P 500	1-Year - 9% Floor	Cap	14.40%
2024-05-25	S&P 500	1-Year -10% Buffer	Cap	22.95%
2024-05-25	S&P 500	1-Year -10% Floor	Cap	15.45%
2024-05-25	S&P 500	6-Year -20% Buffer	Participation	105.00%
2024-05-25	S&P 500	6-Year -10% Buffer	Participation	115.00%
2024-06-10	Barclays	1-Year 0% Floor	Cap	12.40%
2024-06-10	Barclays	1-Year - 1% Floor	Cap	14.15%
2024-06-10	Barclays	1-Year - 2% Floor	Cap	16.50%
2024-06-10	Barclays	1-Year - 3% Floor	Cap	19.25%
2024-06-10	Barclays	1-Year - 4% Floor	Cap	25.70%
2024-06-10	Barclays	1-Year - 5% Floor	Cap	32.35%
2024-06-10	Barclays	1-Year - 6% Floor	Cap	33.75%
2024-06-10	Barclays	1-Year - 7% Floor	Cap	35.15%
2024-06-10	Barclays	1-Year - 8% Floor	Cap	36.50%
2024-06-10	Barclays	1-Year - 9% Floor	Cap	37.90%
2024-06-10	Barclays	1-Year -10% Floor	Cap	39.30%
2024-06-10	Barclays	6-Year -20% Buffer	Participation	200.00%
2024-06-10	Barclays	6-Year -10% Buffer	Participation	250.00%
2024-06-10	Dimensional	1-Year 0% Floor	Cap	6.15%
2024-06-10	Dimensional	1-Year - 1% Floor	Cap	7.25%
2024-06-10	Dimensional	1-Year - 2% Floor	Cap	8.40%
2024-06-10	Dimensional	1-Year - 3% Floor	Cap	9.45%
2024-06-10	Dimensional	1-Year - 4% Floor	Cap	10.60%
2024-06-10	Dimensional	1-Year - 5% Floor	Cap	11.65%
2024-06-10	Dimensional	1-Year - 6% Floor	Cap	12.80%
2024-06-10	Dimensional	1-Year - 7% Floor	Cap	13.90%
2024-06-10	Dimensional	1-Year - 8% Floor	Cap	15.10%
2024-06-10	Dimensional	1-Year - 9% Floor	Cap	16.30%
2024-06-10	Dimensional	1-Year -10% Buffer	Cap	20.90%
2024-06-10	Dimensional	1-Year -10% Floor	Cap	17.55%
2024-06-10	Dimensional	6-Year -20% Buffer	Participation	115.00%
2024-06-10	Dimensional	6-Year -10% Buffer	Participation	125.00%
2024-06-10	S&P 500	1-Year 0% Floor	Cap	7.45%
2024-06-10	S&P 500	1-Year - 1% Floor	Cap	8.20%

2024-06-10	S&P 500	1-Year - 2% Floor	Cap	8.95%
2024-06-10	S&P 500	1-Year - 3% Floor	Cap	9.70%
2024-06-10	S&P 500	1-Year - 4% Floor	Cap	10.45%
2024-06-10	S&P 500	1-Year - 5% Floor	Cap	11.25%
2024-06-10	S&P 500	1-Year - 6% Floor	Cap	11.85%
2024-06-10	S&P 500	1-Year - 7% Floor	Cap	12.80%
2024-06-10	S&P 500	1-Year - 8% Floor	Cap	13.35%
2024-06-10	S&P 500	1-Year - 9% Floor	Cap	14.20%
2024-06-10	S&P 500	1-Year -10% Buffer	Cap	19.60%
2024-06-10	S&P 500	1-Year -10% Floor	Cap	15.20%
2024-06-10	S&P 500	6-Year -20% Buffer	Participation	105.00%
2024-06-10	S&P 500	6-Year -10% Buffer	Participation	115.00%
2024-06-25	Barclays	1-Year 0% Floor	Cap	12.40%
2024-06-25	Barclays	1-Year - 1% Floor	Cap	14.20%
2024-06-25	Barclays	1-Year - 2% Floor	Cap	16.50%
2024-06-25	Barclays	1-Year - 3% Floor	Cap	19.25%
2024-06-25	Barclays	1-Year - 4% Floor	Cap	25.65%
2024-06-25	Barclays	1-Year - 5% Floor	Cap	32.30%
2024-06-25	Barclays	1-Year - 6% Floor	Cap	33.70%
2024-06-25	Barclays	1-Year - 7% Floor	Cap	35.10%
2024-06-25	Barclays	1-Year - 8% Floor	Cap	36.45%
2024-06-25	Barclays	1-Year - 9% Floor	Cap	37.85%
2024-06-25	Barclays	1-Year -10% Floor	Cap	39.25%
2024-06-25	Barclays	6-Year -20% Buffer	Participation	200.00%
2024-06-25	Barclays	6-Year -10% Buffer	Participation	250.00%
2024-06-25	Dimensional	1-Year 0% Floor	Cap	6.10%
2024-06-25	Dimensional	1-Year - 1% Floor	Cap	7.15%
2024-06-25	Dimensional	1-Year - 2% Floor	Cap	8.25%
2024-06-25	Dimensional	1-Year - 3% Floor	Cap	9.30%
2024-06-25	Dimensional	1-Year - 4% Floor	Cap	10.40%
2024-06-25	Dimensional	1-Year - 5% Floor	Cap	11.40%
2024-06-25	Dimensional	1-Year - 6% Floor	Cap	12.45%
2024-06-25	Dimensional	1-Year - 7% Floor	Cap	13.55%
2024-06-25	Dimensional	1-Year - 8% Floor	Cap	14.70%
2024-06-25	Dimensional	1-Year - 9% Floor	Cap	15.85%
2024-06-25	Dimensional	1-Year -10% Buffer	Cap	18.40%
2024-06-25	Dimensional	1-Year -10% Floor	Cap	17.05%
2024-06-25	Dimensional	6-Year -20% Buffer	Participation	115.00%
2024-06-25	Dimensional	6-Year -10% Buffer	Participation	125.00%
2024-06-25	S&P 500	1-Year 0% Floor	Cap	7.35%
2024-06-25	S&P 500	1-Year - 1% Floor	Cap	8.05%
2024-06-25	S&P 500	1-Year - 2% Floor	Cap	8.80%
2024-06-25	S&P 500	1-Year - 3% Floor	Cap	9.55%

2024-06-25	S&P 500	1-Year - 4% Floor	Cap	10.25%
2024-06-25	S&P 500	1-Year - 5% Floor	Cap	11.05%
2024-06-25	S&P 500	1-Year - 6% Floor	Cap	11.85%
2024-06-25	S&P 500	1-Year - 7% Floor	Cap	12.60%
2024-06-25	S&P 500	1-Year - 8% Floor	Cap	13.40%
2024-06-25	S&P 500	1-Year - 9% Floor	Cap	13.90%
2024-06-25	S&P 500	1-Year -10% Buffer	Cap	17.65%
2024-06-25	S&P 500	1-Year -10% Floor	Cap	15.05%
2024-06-25	S&P 500	6-Year -20% Buffer	Participation	105.00%
2024-06-25	S&P 500	6-Year -10% Buffer	Participation	115.00%
2024-07-10	Barclays	1-Year 0% Floor	Cap	11.25%
2024-07-10	Barclays	1-Year - 1% Floor	Cap	12.90%
2024-07-10	Barclays	1-Year - 2% Floor	Cap	15.05%
2024-07-10	Barclays	1-Year - 3% Floor	Cap	16.90%
2024-07-10	Barclays	1-Year - 4% Floor	Cap	20.20%
2024-07-10	Barclays	1-Year - 5% Floor	Cap	24.15%
2024-07-10	Barclays	1-Year - 6% Floor	Cap	33.00%
2024-07-10	Barclays	1-Year - 7% Floor	Cap	35.10%
2024-07-10	Barclays	1-Year - 8% Floor	Cap	36.45%
2024-07-10	Barclays	1-Year - 9% Floor	Cap	37.85%
2024-07-10	Barclays	1-Year -10% Floor	Cap	39.25%
2024-07-10	Barclays	6-Year -20% Buffer	Participation	200.00%
2024-07-10	Barclays	6-Year -10% Buffer	Participation	250.00%
2024-07-10	Dimensional	1-Year 0% Floor	Cap	5.55%
2024-07-10	Dimensional	1-Year - 1% Floor	Cap	6.50%
2024-07-10	Dimensional	1-Year - 2% Floor	Cap	7.55%
2024-07-10	Dimensional	1-Year - 3% Floor	Cap	8.45%
2024-07-10	Dimensional	1-Year - 4% Floor	Cap	9.40%
2024-07-10	Dimensional	1-Year - 5% Floor	Cap	10.35%
2024-07-10	Dimensional	1-Year - 6% Floor	Cap	11.30%
2024-07-10	Dimensional	1-Year - 7% Floor	Cap	12.25%
2024-07-10	Dimensional	1-Year - 8% Floor	Cap	13.25%
2024-07-10	Dimensional	1-Year - 9% Floor	Cap	14.20%
2024-07-10	Dimensional	1-Year -10% Buffer	Cap	18.15%
2024-07-10	Dimensional	1-Year -10% Floor	Cap	15.25%
2024-07-10	Dimensional	6-Year -20% Buffer	Participation	115.00%
2024-07-10	Dimensional	6-Year -10% Buffer	Participation	125.00%
2024-07-10	S&P 500	1-Year 0% Floor	Cap	6.80%
2024-07-10	S&P 500	1-Year - 1% Floor	Cap	7.55%
2024-07-10	S&P 500	1-Year - 2% Floor	Cap	8.25%
2024-07-10	S&P 500	1-Year - 3% Floor	Cap	9.00%
2024-07-10	S&P 500	1-Year - 4% Floor	Cap	9.65%
2024-07-10	S&P 500	1-Year - 5% Floor	Cap	10.40%

2024-07-10	S&P 500	1-Year - 6% Floor	Cap	11.20%
2024-07-10	S&P 500	1-Year - 7% Floor	Cap	12.05%
2024-07-10	S&P 500	1-Year - 8% Floor	Cap	12.70%
2024-07-10	S&P 500	1-Year - 9% Floor	Cap	13.55%
2024-07-10	S&P 500	1-Year -10% Buffer	Cap	17.25%
2024-07-10	S&P 500	1-Year -10% Floor	Cap	14.60%
2024-07-10	S&P 500	6-Year -20% Buffer	Participation	105.00%
2024-07-10	S&P 500	6-Year -10% Buffer	Participation	115.00%
2024-07-25	Barclays	1-Year 0% Floor	Cap	11.20%
2024-07-25	Barclays	1-Year - 1% Floor	Cap	12.90%
2024-07-25	Barclays	1-Year - 2% Floor	Cap	15.00%
2024-07-25	Barclays	1-Year - 3% Floor	Cap	16.90%
2024-07-25	Barclays	1-Year - 4% Floor	Cap	20.20%
2024-07-25	Barclays	1-Year - 5% Floor	Cap	24.15%
2024-07-25	Barclays	1-Year - 6% Floor	Cap	31.50%
2024-07-25	Barclays	1-Year - 7% Floor	Cap	33.25%
2024-07-25	Barclays	1-Year - 8% Floor	Cap	34.10%
2024-07-25	Barclays	1-Year - 9% Floor	Cap	35.00%
2024-07-25	Barclays	1-Year -10% Floor	Cap	38.75%
2024-07-25	Barclays	6-Year -20% Buffer	Participation	200.00%
2024-07-25	Barclays	6-Year -10% Buffer	Participation	250.00%
2024-07-25	Dimensional	1-Year 0% Floor	Cap	5.90%
2024-07-25	Dimensional	1-Year - 1% Floor	Cap	7.00%
2024-07-25	Dimensional	1-Year - 2% Floor	Cap	8.20%
2024-07-25	Dimensional	1-Year - 3% Floor	Cap	9.25%
2024-07-25	Dimensional	1-Year - 4% Floor	Cap	10.45%
2024-07-25	Dimensional	1-Year - 5% Floor	Cap	11.55%
2024-07-25	Dimensional	1-Year - 6% Floor	Cap	12.75%
2024-07-25	Dimensional	1-Year - 7% Floor	Cap	13.85%
2024-07-25	Dimensional	1-Year - 8% Floor	Cap	15.20%
2024-07-25	Dimensional	1-Year - 9% Floor	Cap	16.40%
2024-07-25	Dimensional	1-Year -10% Buffer	Cap	18.70%
2024-07-25	Dimensional	1-Year -10% Floor	Cap	17.70%
2024-07-25	Dimensional	6-Year -20% Buffer	Participation	115.00%
2024-07-25	Dimensional	6-Year -10% Buffer	Participation	125.00%
2024-07-25	S&P 500	1-Year 0% Floor	Cap	7.00%
2024-07-25	S&P 500	1-Year - 1% Floor	Cap	7.70%
2024-07-25	S&P 500	1-Year - 2% Floor	Cap	8.40%
2024-07-25	S&P 500	1-Year - 3% Floor	Cap	9.10%
2024-07-25	S&P 500	1-Year - 4% Floor	Cap	9.80%
2024-07-25	S&P 500	1-Year - 5% Floor	Cap	10.55%
2024-07-25	S&P 500	1-Year - 6% Floor	Cap	11.35%
2024-07-25	S&P 500	1-Year - 7% Floor	Cap	12.20%

2024-07-25	S&P 500	1-Year - 8% Floor	Cap	13.10%
2024-07-25	S&P 500	1-Year - 9% Floor	Cap	13.60%
2024-07-25	S&P 500	1-Year -10% Buffer	Cap	18.00%
2024-07-25	S&P 500	1-Year -10% Floor	Cap	14.90%
2024-07-25	S&P 500	6-Year -20% Buffer	Participation	105.00%
2024-07-25	S&P 500	6-Year -10% Buffer	Participation	115.00%
2024-08-10	Barclays	1-Year 0% Floor	Cap	10.25%
2024-08-10	Barclays	1-Year - 1% Floor	Cap	11.95%
2024-08-10	Barclays	1-Year - 2% Floor	Cap	13.90%
2024-08-10	Barclays	1-Year - 3% Floor	Cap	15.65%
2024-08-10	Barclays	1-Year - 4% Floor	Cap	18.15%
2024-08-10	Barclays	1-Year - 5% Floor	Cap	20.40%
2024-08-10	Barclays	1-Year - 6% Floor	Cap	23.55%
2024-08-10	Barclays	1-Year - 7% Floor	Cap	27.45%
2024-08-10	Barclays	1-Year - 8% Floor	Cap	30.60%
2024-08-10	Barclays	1-Year - 9% Floor	Cap	36.05%
2024-08-10	Barclays	1-Year -10% Floor	Cap	39.35%
2024-08-10	Barclays	6-Year -20% Buffer	Participation	175.00%
2024-08-10	Barclays	6-Year -10% Buffer	Participation	225.00%
2024-08-10	Dimensional	1-Year 0% Floor	Cap	5.60%
2024-08-10	Dimensional	1-Year - 1% Floor	Cap	6.60%
2024-08-10	Dimensional	1-Year - 2% Floor	Cap	7.75%
2024-08-10	Dimensional	1-Year - 3% Floor	Cap	8.80%
2024-08-10	Dimensional	1-Year - 4% Floor	Cap	9.85%
2024-08-10	Dimensional	1-Year - 5% Floor	Cap	10.85%
2024-08-10	Dimensional	1-Year - 6% Floor	Cap	12.00%
2024-08-10	Dimensional	1-Year - 7% Floor	Cap	13.10%
2024-08-10	Dimensional	1-Year - 8% Floor	Cap	14.30%
2024-08-10	Dimensional	1-Year - 9% Floor	Cap	15.30%
2024-08-10	Dimensional	1-Year -10% Buffer	Cap	17.05%
2024-08-10	Dimensional	1-Year -10% Floor	Cap	16.45%
2024-08-10	Dimensional	6-Year -20% Buffer	Participation	110.00%
2024-08-10	Dimensional	6-Year -10% Buffer	Participation	120.00%
2024-08-10	S&P 500	1-Year 0% Floor	Cap	6.60%
2024-08-10	S&P 500	1-Year - 1% Floor	Cap	7.30%
2024-08-10	S&P 500	1-Year - 2% Floor	Cap	7.95%
2024-08-10	S&P 500	1-Year - 3% Floor	Cap	8.60%
2024-08-10	S&P 500	1-Year - 4% Floor	Cap	9.20%
2024-08-10	S&P 500	1-Year - 5% Floor	Cap	9.80%
2024-08-10	S&P 500	1-Year - 6% Floor	Cap	10.55%
2024-08-10	S&P 500	1-Year - 7% Floor	Cap	11.30%
2024-08-10	S&P 500	1-Year - 8% Floor	Cap	11.75%
2024-08-10	S&P 500	1-Year - 9% Floor	Cap	12.45%

2024-08-10	S&P 500	1-Year -10% Buffer	Cap	16.55%
2024-08-10	S&P 500	1-Year -10% Floor	Cap	13.55%
2024-08-10	S&P 500	6-Year -20% Buffer	Participation	101.00%
2024-08-10	S&P 500	6-Year -10% Buffer	Participation	108.00%
2024-08-25	Barclays	1-Year 0% Floor	Cap	10.35%
2024-08-25	Barclays	1-Year - 1% Floor	Cap	12.00%
2024-08-25	Barclays	1-Year - 2% Floor	Cap	14.00%
2024-08-25	Barclays	1-Year - 3% Floor	Cap	15.65%
2024-08-25	Barclays	1-Year - 4% Floor	Cap	18.10%
2024-08-25	Barclays	1-Year - 5% Floor	Cap	20.30%
2024-08-25	Barclays	1-Year - 6% Floor	Cap	24.00%
2024-08-25	Barclays	1-Year - 7% Floor	Cap	27.50%
2024-08-25	Barclays	1-Year - 8% Floor	Cap	31.00%
2024-08-25	Barclays	1-Year - 9% Floor	Cap	36.70%
2024-08-25	Barclays	1-Year -10% Floor	Cap	40.00%
2024-08-25	Barclays	6-Year -20% Buffer	Participation	175.00%
2024-08-25	Barclays	6-Year -10% Buffer	Participation	225.00%
2024-08-25	Dimensional	1-Year 0% Floor	Cap	5.40%
2024-08-25	Dimensional	1-Year - 1% Floor	Cap	6.30%
2024-08-25	Dimensional	1-Year - 2% Floor	Cap	7.30%
2024-08-25	Dimensional	1-Year - 3% Floor	Cap	8.20%
2024-08-25	Dimensional	1-Year - 4% Floor	Cap	9.15%
2024-08-25	Dimensional	1-Year - 5% Floor	Cap	10.05%
2024-08-25	Dimensional	1-Year - 6% Floor	Cap	11.10%
2024-08-25	Dimensional	1-Year - 7% Floor	Cap	12.00%
2024-08-25	Dimensional	1-Year - 8% Floor	Cap	12.95%
2024-08-25	Dimensional	1-Year - 9% Floor	Cap	13.80%
2024-08-25	Dimensional	1-Year -10% Buffer	Cap	14.40%
2024-08-25	Dimensional	1-Year -10% Floor	Cap	14.80%
2024-08-25	Dimensional	6-Year -20% Buffer	Participation	110.00%
2024-08-25	Dimensional	6-Year -10% Buffer	Participation	120.00%
2024-08-25	S&P 500	1-Year 0% Floor	Cap	6.55%
2024-08-25	S&P 500	1-Year - 1% Floor	Cap	7.10%
2024-08-25	S&P 500	1-Year - 2% Floor	Cap	7.70%
2024-08-25	S&P 500	1-Year - 3% Floor	Cap	8.20%
2024-08-25	S&P 500	1-Year - 4% Floor	Cap	8.75%
2024-08-25	S&P 500	1-Year - 5% Floor	Cap	9.25%
2024-08-25	S&P 500	1-Year - 6% Floor	Cap	9.70%
2024-08-25	S&P 500	1-Year - 7% Floor	Cap	10.05%
2024-08-25	S&P 500	1-Year - 8% Floor	Cap	10.80%
2024-08-25	S&P 500	1-Year - 9% Floor	Cap	11.20%
2024-08-25	S&P 500	1-Year -10% Buffer	Cap	14.65%
2024-08-25	S&P 500	1-Year -10% Floor	Cap	11.95%

2024-08-25	S&P 500	6-Year -20% Buffer	Participation	101.00%
2024-08-25	S&P 500	6-Year -10% Buffer	Participation	108.00%
2024-09-10	Barclays	1-Year 0% Floor	Cap	8.45%
2024-09-10	Barclays	1-Year - 1% Floor	Cap	10.00%
2024-09-10	Barclays	1-Year - 2% Floor	Cap	11.80%
2024-09-10	Barclays	1-Year - 3% Floor	Cap	13.35%
2024-09-10	Barclays	1-Year - 4% Floor	Cap	15.30%
2024-09-10	Barclays	1-Year - 5% Floor	Cap	16.70%
2024-09-10	Barclays	1-Year - 6% Floor	Cap	20.00%
2024-09-10	Barclays	1-Year - 7% Floor	Cap	23.50%
2024-09-10	Barclays	1-Year - 8% Floor	Cap	27.50%
2024-09-10	Barclays	1-Year - 9% Floor	Cap	32.25%
2024-09-10	Barclays	1-Year -10% Floor	Cap	40.00%
2024-09-10	Barclays	6-Year -20% Buffer	Participation	175.00%
2024-09-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2024-09-10	Dimensional	1-Year 0% Floor	Cap	4.75%
2024-09-10	Dimensional	1-Year - 1% Floor	Cap	5.65%
2024-09-10	Dimensional	1-Year - 2% Floor	Cap	6.65%
2024-09-10	Dimensional	1-Year - 3% Floor	Cap	7.55%
2024-09-10	Dimensional	1-Year - 4% Floor	Cap	8.50%
2024-09-10	Dimensional	1-Year - 5% Floor	Cap	9.40%
2024-09-10	Dimensional	1-Year - 6% Floor	Cap	10.40%
2024-09-10	Dimensional	1-Year - 7% Floor	Cap	11.25%
2024-09-10	Dimensional	1-Year - 8% Floor	Cap	12.25%
2024-09-10	Dimensional	1-Year - 9% Floor	Cap	13.15%
2024-09-10	Dimensional	1-Year -10% Buffer	Cap	14.45%
2024-09-10	Dimensional	1-Year -10% Floor	Cap	14.10%
2024-09-10	Dimensional	6-Year -20% Buffer	Participation	102.00%
2024-09-10	Dimensional	6-Year -10% Buffer	Participation	112.00%
2024-09-10	S&P 500	1-Year 0% Floor	Cap	6.00%
2024-09-10	S&P 500	1-Year - 1% Floor	Cap	6.60%
2024-09-10	S&P 500	1-Year - 2% Floor	Cap	7.15%
2024-09-10	S&P 500	1-Year - 3% Floor	Cap	7.65%
2024-09-10	S&P 500	1-Year - 4% Floor	Cap	8.10%
2024-09-10	S&P 500	1-Year - 5% Floor	Cap	8.60%
2024-09-10	S&P 500	1-Year - 6% Floor	Cap	9.10%
2024-09-10	S&P 500	1-Year - 7% Floor	Cap	9.55%
2024-09-10	S&P 500	1-Year - 8% Floor	Cap	10.05%
2024-09-10	S&P 500	1-Year - 9% Floor	Cap	10.40%
2024-09-10	S&P 500	1-Year -10% Buffer	Cap	14.50%
2024-09-10	S&P 500	1-Year -10% Floor	Cap	11.10%
2024-09-10	S&P 500	6-Year -20% Buffer	Participation	101.00%
2024-09-10	S&P 500	6-Year -10% Buffer	Participation	108.00%

2024-09-25	Barclays	1-Year 0% Floor	Cap	8.40%
2024-09-25	Barclays	1-Year - 1% Floor	Cap	10.00%
2024-09-25	Barclays	1-Year - 2% Floor	Cap	11.75%
2024-09-25	Barclays	1-Year - 3% Floor	Cap	13.35%
2024-09-25	Barclays	1-Year - 4% Floor	Cap	15.40%
2024-09-25	Barclays	1-Year - 5% Floor	Cap	16.70%
2024-09-25	Barclays	1-Year - 6% Floor	Cap	20.00%
2024-09-25	Barclays	1-Year - 7% Floor	Cap	23.25%
2024-09-25	Barclays	1-Year - 8% Floor	Cap	28.00%
2024-09-25	Barclays	1-Year - 9% Floor	Cap	33.00%
2024-09-25	Barclays	1-Year -10% Floor	Cap	40.00%
2024-09-25	Barclays	6-Year -20% Buffer	Participation	175.00%
2024-09-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2024-09-25	Dimensional	1-Year 0% Floor	Cap	4.75%
2024-09-25	Dimensional	1-Year - 1% Floor	Cap	5.70%
2024-09-25	Dimensional	1-Year - 2% Floor	Cap	6.70%
2024-09-25	Dimensional	1-Year - 3% Floor	Cap	7.65%
2024-09-25	Dimensional	1-Year - 4% Floor	Cap	8.65%
2024-09-25	Dimensional	1-Year - 5% Floor	Cap	9.55%
2024-09-25	Dimensional	1-Year - 6% Floor	Cap	10.55%
2024-09-25	Dimensional	1-Year - 7% Floor	Cap	11.55%
2024-09-25	Dimensional	1-Year - 8% Floor	Cap	12.55%
2024-09-25	Dimensional	1-Year - 9% Floor	Cap	13.55%
2024-09-25	Dimensional	1-Year -10% Buffer	Cap	14.90%
2024-09-25	Dimensional	1-Year -10% Floor	Cap	14.60%
2024-09-25	Dimensional	6-Year -20% Buffer	Participation	102.00%
2024-09-25	Dimensional	6-Year -10% Buffer	Participation	112.00%
2024-09-25	S&P 500	1-Year 0% Floor	Cap	6.10%
2024-09-25	S&P 500	1-Year - 1% Floor	Cap	6.75%
2024-09-25	S&P 500	1-Year - 2% Floor	Cap	7.35%
2024-09-25	S&P 500	1-Year - 3% Floor	Cap	7.90%
2024-09-25	S&P 500	1-Year - 4% Floor	Cap	8.40%
2024-09-25	S&P 500	1-Year - 5% Floor	Cap	8.95%
2024-09-25	S&P 500	1-Year - 6% Floor	Cap	9.50%
2024-09-25	S&P 500	1-Year - 7% Floor	Cap	10.00%
2024-09-25	S&P 500	1-Year - 8% Floor	Cap	10.40%
2024-09-25	S&P 500	1-Year - 9% Floor	Cap	10.90%
2024-09-25	S&P 500	1-Year -10% Buffer	Cap	14.90%
2024-09-25	S&P 500	1-Year -10% Floor	Cap	11.70%
2024-09-25	S&P 500	6-Year -20% Buffer	Participation	101.00%
2024-09-25	S&P 500	6-Year -10% Buffer	Participation	108.00%
2024-10-10	Barclays	1-Year 0% Floor	Cap	7.20%
2024-10-10	Barclays	1-Year - 1% Floor	Cap	8.55%

2024-10-10	Barclays	1-Year - 2% Floor	Cap	10.30%
2024-10-10	Barclays	1-Year - 3% Floor	Cap	11.85%
2024-10-10	Barclays	1-Year - 4% Floor	Cap	13.70%
2024-10-10	Barclays	1-Year - 5% Floor	Cap	15.00%
2024-10-10	Barclays	1-Year - 6% Floor	Cap	17.50%
2024-10-10	Barclays	1-Year - 7% Floor	Cap	23.30%
2024-10-10	Barclays	1-Year - 8% Floor	Cap	28.80%
2024-10-10	Barclays	1-Year - 9% Floor	Cap	34.40%
2024-10-10	Barclays	1-Year -10% Floor	Cap	40.00%
2024-10-10	Barclays	6-Year -20% Buffer	Participation	150.00%
2024-10-10	Barclays	6-Year -10% Buffer	Participation	175.00%
2024-10-10	Dimensional	1-Year 0% Floor	Cap	4.35%
2024-10-10	Dimensional	1-Year - 1% Floor	Cap	5.20%
2024-10-10	Dimensional	1-Year - 2% Floor	Cap	6.20%
2024-10-10	Dimensional	1-Year - 3% Floor	Cap	7.15%
2024-10-10	Dimensional	1-Year - 4% Floor	Cap	8.10%
2024-10-10	Dimensional	1-Year - 5% Floor	Cap	9.00%
2024-10-10	Dimensional	1-Year - 6% Floor	Cap	10.00%
2024-10-10	Dimensional	1-Year - 7% Floor	Cap	10.95%
2024-10-10	Dimensional	1-Year - 8% Floor	Cap	11.95%
2024-10-10	Dimensional	1-Year - 9% Floor	Cap	12.80%
2024-10-10	Dimensional	1-Year -10% Buffer	Cap	14.00%
2024-10-10	Dimensional	1-Year -10% Floor	Cap	13.80%
2024-10-10	Dimensional	6-Year -20% Buffer	Participation	100.00%
2024-10-10	Dimensional	6-Year -10% Buffer	Participation	106.00%
2024-10-10	S&P 500	1-Year 0% Floor	Cap	5.65%
2024-10-10	S&P 500	1-Year - 1% Floor	Cap	6.20%
2024-10-10	S&P 500	1-Year - 2% Floor	Cap	6.75%
2024-10-10	S&P 500	1-Year - 3% Floor	Cap	7.25%
2024-10-10	S&P 500	1-Year - 4% Floor	Cap	7.75%
2024-10-10	S&P 500	1-Year - 5% Floor	Cap	8.25%
2024-10-10	S&P 500	1-Year - 6% Floor	Cap	8.60%
2024-10-10	S&P 500	1-Year - 7% Floor	Cap	9.25%
2024-10-10	S&P 500	1-Year - 8% Floor	Cap	9.50%
2024-10-10	S&P 500	1-Year - 9% Floor	Cap	10.00%
2024-10-10	S&P 500	1-Year -10% Buffer	Cap	14.00%
2024-10-10	S&P 500	1-Year -10% Floor	Cap	10.70%
2024-10-10	S&P 500	6-Year -20% Buffer	Participation	100.00%
2024-10-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2024-10-25	Barclays	1-Year 0% Floor	Cap	7.25%
2024-10-25	Barclays	1-Year - 1% Floor	Cap	8.60%
2024-10-25	Barclays	1-Year - 2% Floor	Cap	10.30%
2024-10-25	Barclays	1-Year - 3% Floor	Cap	11.90%

2024-10-25	Barclays	1-Year - 4% Floor	Cap	13.75%
2024-10-25	Barclays	1-Year - 5% Floor	Cap	15.05%
2024-10-25	Barclays	1-Year - 6% Floor	Cap	17.60%
2024-10-25	Barclays	1-Year - 7% Floor	Cap	23.20%
2024-10-25	Barclays	1-Year - 8% Floor	Cap	28.80%
2024-10-25	Barclays	1-Year - 9% Floor	Cap	34.40%
2024-10-25	Barclays	1-Year -10% Floor	Cap	40.00%
2024-10-25	Barclays	6-Year -20% Buffer	Participation	150.00%
2024-10-25	Barclays	6-Year -10% Buffer	Participation	175.00%
2024-10-25	Dimensional	1-Year 0% Floor	Cap	4.40%
2024-10-25	Dimensional	1-Year - 1% Floor	Cap	5.30%
2024-10-25	Dimensional	1-Year - 2% Floor	Cap	6.30%
2024-10-25	Dimensional	1-Year - 3% Floor	Cap	7.25%
2024-10-25	Dimensional	1-Year - 4% Floor	Cap	8.25%
2024-10-25	Dimensional	1-Year - 5% Floor	Cap	9.20%
2024-10-25	Dimensional	1-Year - 6% Floor	Cap	10.25%
2024-10-25	Dimensional	1-Year - 7% Floor	Cap	11.20%
2024-10-25	Dimensional	1-Year - 8% Floor	Cap	12.25%
2024-10-25	Dimensional	1-Year - 9% Floor	Cap	13.20%
2024-10-25	Dimensional	1-Year -10% Buffer	Cap	15.20%
2024-10-25	Dimensional	1-Year -10% Floor	Cap	14.20%
2024-10-25	Dimensional	6-Year -20% Buffer	Participation	100.00%
2024-10-25	Dimensional	6-Year -10% Buffer	Participation	106.00%
2024-10-25	S&P 500	1-Year 0% Floor	Cap	5.70%
2024-10-25	S&P 500	1-Year - 1% Floor	Cap	6.30%
2024-10-25	S&P 500	1-Year - 2% Floor	Cap	6.90%
2024-10-25	S&P 500	1-Year - 3% Floor	Cap	7.45%
2024-10-25	S&P 500	1-Year - 4% Floor	Cap	7.95%
2024-10-25	S&P 500	1-Year - 5% Floor	Cap	8.50%
2024-10-25	S&P 500	1-Year - 6% Floor	Cap	9.05%
2024-10-25	S&P 500	1-Year - 7% Floor	Cap	9.55%
2024-10-25	S&P 500	1-Year - 8% Floor	Cap	9.80%
2024-10-25	S&P 500	1-Year - 9% Floor	Cap	10.40%
2024-10-25	S&P 500	1-Year -10% Buffer	Cap	14.55%
2024-10-25	S&P 500	1-Year -10% Floor	Cap	11.20%
2024-10-25	S&P 500	6-Year -20% Buffer	Participation	100.00%
2024-10-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2024-11-10	Barclays	1-Year 0% Floor	Cap	9.45%
2024-11-10	Barclays	1-Year - 1% Floor	Cap	10.95%
2024-11-10	Barclays	1-Year - 2% Floor	Cap	12.80%
2024-11-10	Barclays	1-Year - 3% Floor	Cap	14.45%
2024-11-10	Barclays	1-Year - 4% Floor	Cap	16.60%
2024-11-10	Barclays	1-Year - 5% Floor	Cap	18.05%

2024-11-10	Barclays	1-Year - 6% Floor	Cap	22.50%
2024-11-10	Barclays	1-Year - 7% Floor	Cap	25.50%
2024-11-10	Barclays	1-Year - 8% Floor	Cap	30.00%
2024-11-10	Barclays	1-Year - 9% Floor	Cap	34.40%
2024-11-10	Barclays	1-Year -10% Floor	Cap	39.00%
2024-11-10	Barclays	6-Year -20% Buffer	Participation	150.00%
2024-11-10	Barclays	6-Year -10% Buffer	Participation	175.00%
2024-11-10	Dimensional	1-Year 0% Floor	Cap	5.25%
2024-11-10	Dimensional	1-Year - 1% Floor	Cap	6.25%
2024-11-10	Dimensional	1-Year - 2% Floor	Cap	7.40%
2024-11-10	Dimensional	1-Year - 3% Floor	Cap	8.35%
2024-11-10	Dimensional	1-Year - 4% Floor	Cap	9.45%
2024-11-10	Dimensional	1-Year - 5% Floor	Cap	10.45%
2024-11-10	Dimensional	1-Year - 6% Floor	Cap	11.55%
2024-11-10	Dimensional	1-Year - 7% Floor	Cap	12.60%
2024-11-10	Dimensional	1-Year - 8% Floor	Cap	13.70%
2024-11-10	Dimensional	1-Year - 9% Floor	Cap	14.80%
2024-11-10	Dimensional	1-Year -10% Buffer	Cap	16.75%
2024-11-10	Dimensional	1-Year -10% Floor	Cap	15.90%
2024-11-10	Dimensional	6-Year -20% Buffer	Participation	100.00%
2024-11-10	Dimensional	6-Year -10% Buffer	Participation	106.00%
2024-11-10	S&P 500	1-Year 0% Floor	Cap	6.15%
2024-11-10	S&P 500	1-Year - 1% Floor	Cap	6.55%
2024-11-10	S&P 500	1-Year - 2% Floor	Cap	7.30%
2024-11-10	S&P 500	1-Year - 3% Floor	Cap	7.90%
2024-11-10	S&P 500	1-Year - 4% Floor	Cap	8.40%
2024-11-10	S&P 500	1-Year - 5% Floor	Cap	8.95%
2024-11-10	S&P 500	1-Year - 6% Floor	Cap	9.45%
2024-11-10	S&P 500	1-Year - 7% Floor	Cap	9.95%
2024-11-10	S&P 500	1-Year - 8% Floor	Cap	10.30%
2024-11-10	S&P 500	1-Year - 9% Floor	Cap	11.10%
2024-11-10	S&P 500	1-Year -10% Buffer	Cap	15.30%
2024-11-10	S&P 500	1-Year -10% Floor	Cap	11.70%
2024-11-10	S&P 500	6-Year -20% Buffer	Participation	100.00%
2024-11-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2024-11-25	Barclays	1-Year 0% Floor	Cap	9.45%
2024-11-25	Barclays	1-Year - 1% Floor	Cap	10.95%
2024-11-25	Barclays	1-Year - 2% Floor	Cap	12.75%
2024-11-25	Barclays	1-Year - 3% Floor	Cap	14.40%
2024-11-25	Barclays	1-Year - 4% Floor	Cap	16.50%
2024-11-25	Barclays	1-Year - 5% Floor	Cap	17.90%
2024-11-25	Barclays	1-Year - 6% Floor	Cap	22.25%
2024-11-25	Barclays	1-Year - 7% Floor	Cap	25.25%

2024-11-25	Barclays	1-Year - 8% Floor	Cap	29.00%
2024-11-25	Barclays	1-Year - 9% Floor	Cap	29.95%
2024-11-25	Barclays	1-Year -10% Floor	Cap	31.05%
2024-11-25	Barclays	6-Year -20% Buffer	Participation	150.00%
2024-11-25	Barclays	6-Year -10% Buffer	Participation	175.00%
2024-11-25	Dimensional	1-Year 0% Floor	Cap	5.25%
2024-11-25	Dimensional	1-Year - 1% Floor	Cap	6.25%
2024-11-25	Dimensional	1-Year - 2% Floor	Cap	7.40%
2024-11-25	Dimensional	1-Year - 3% Floor	Cap	8.40%
2024-11-25	Dimensional	1-Year - 4% Floor	Cap	9.45%
2024-11-25	Dimensional	1-Year - 5% Floor	Cap	10.50%
2024-11-25	Dimensional	1-Year - 6% Floor	Cap	11.55%
2024-11-25	Dimensional	1-Year - 7% Floor	Cap	12.60%
2024-11-25	Dimensional	1-Year - 8% Floor	Cap	13.80%
2024-11-25	Dimensional	1-Year - 9% Floor	Cap	14.90%
2024-11-25	Dimensional	1-Year -10% Buffer	Cap	18.00%
2024-11-25	Dimensional	1-Year -10% Floor	Cap	16.05%
2024-11-25	Dimensional	6-Year -20% Buffer	Participation	100.00%
2024-11-25	Dimensional	6-Year -10% Buffer	Participation	106.00%
2024-11-25	S&P 500	1-Year 0% Floor	Cap	6.40%
2024-11-25	S&P 500	1-Year - 1% Floor	Cap	6.80%
2024-11-25	S&P 500	1-Year - 2% Floor	Cap	7.65%
2024-11-25	S&P 500	1-Year - 3% Floor	Cap	8.30%
2024-11-25	S&P 500	1-Year - 4% Floor	Cap	8.85%
2024-11-25	S&P 500	1-Year - 5% Floor	Cap	9.45%
2024-11-25	S&P 500	1-Year - 6% Floor	Cap	10.00%
2024-11-25	S&P 500	1-Year - 7% Floor	Cap	10.45%
2024-11-25	S&P 500	1-Year - 8% Floor	Cap	11.35%
2024-11-25	S&P 500	1-Year - 9% Floor	Cap	11.75%
2024-11-25	S&P 500	1-Year -10% Buffer	Cap	16.75%
2024-11-25	S&P 500	1-Year -10% Floor	Cap	12.65%
2024-11-25	S&P 500	6-Year -20% Buffer	Participation	100.00%
2024-11-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2024-12-10	Barclays	1-Year 0% Floor	Cap	11.10%
2024-12-10	Barclays	1-Year - 1% Floor	Cap	12.75%
2024-12-10	Barclays	1-Year - 2% Floor	Cap	14.85%
2024-12-10	Barclays	1-Year - 3% Floor	Cap	16.70%
2024-12-10	Barclays	1-Year - 4% Floor	Cap	20.00%
2024-12-10	Barclays	1-Year - 5% Floor	Cap	21.75%
2024-12-10	Barclays	1-Year - 6% Floor	Cap	26.80%
2024-12-10	Barclays	1-Year - 7% Floor	Cap	28.50%
2024-12-10	Barclays	1-Year - 8% Floor	Cap	35.85%
2024-12-10	Barclays	1-Year - 9% Floor	Cap	39.75%

2024-12-10	Barclays	1-Year -10% Floor	Cap	40.00%
2024-12-10	Barclays	6-Year -20% Buffer	Participation	150.00%
2024-12-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2024-12-10	Dimensional	1-Year 0% Floor	Cap	5.75%
2024-12-10	Dimensional	1-Year - 1% Floor	Cap	6.80%
2024-12-10	Dimensional	1-Year - 2% Floor	Cap	8.00%
2024-12-10	Dimensional	1-Year - 3% Floor	Cap	9.00%
2024-12-10	Dimensional	1-Year - 4% Floor	Cap	10.10%
2024-12-10	Dimensional	1-Year - 5% Floor	Cap	11.15%
2024-12-10	Dimensional	1-Year - 6% Floor	Cap	12.25%
2024-12-10	Dimensional	1-Year - 7% Floor	Cap	13.35%
2024-12-10	Dimensional	1-Year - 8% Floor	Cap	14.50%
2024-12-10	Dimensional	1-Year - 9% Floor	Cap	15.65%
2024-12-10	Dimensional	1-Year -10% Buffer	Cap	19.30%
2024-12-10	Dimensional	1-Year -10% Floor	Cap	16.85%
2024-12-10	Dimensional	6-Year -20% Buffer	Participation	100.00%
2024-12-10	Dimensional	6-Year -10% Buffer	Participation	106.00%
2024-12-10	S&P 500	1-Year 0% Floor	Cap	6.80%
2024-12-10	S&P 500	1-Year - 1% Floor	Cap	7.50%
2024-12-10	S&P 500	1-Year - 2% Floor	Cap	8.10%
2024-12-10	S&P 500	1-Year - 3% Floor	Cap	8.75%
2024-12-10	S&P 500	1-Year - 4% Floor	Cap	9.30%
2024-12-10	S&P 500	1-Year - 5% Floor	Cap	9.90%
2024-12-10	S&P 500	1-Year - 6% Floor	Cap	10.60%
2024-12-10	S&P 500	1-Year - 7% Floor	Cap	11.35%
2024-12-10	S&P 500	1-Year - 8% Floor	Cap	11.70%
2024-12-10	S&P 500	1-Year - 9% Floor	Cap	12.50%
2024-12-10	S&P 500	1-Year -10% Buffer	Cap	17.70%
2024-12-10	S&P 500	1-Year -10% Floor	Cap	13.50%
2024-12-10	S&P 500	6-Year -20% Buffer	Participation	100.00%
2024-12-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2024-12-25	Barclays	1-Year 0% Floor	Cap	11.05%
2024-12-25	Barclays	1-Year - 1% Floor	Cap	12.70%
2024-12-25	Barclays	1-Year - 2% Floor	Cap	14.75%
2024-12-25	Barclays	1-Year - 3% Floor	Cap	16.60%
2024-12-25	Barclays	1-Year - 4% Floor	Cap	19.90%
2024-12-25	Barclays	1-Year - 5% Floor	Cap	21.60%
2024-12-25	Barclays	1-Year - 6% Floor	Cap	26.00%
2024-12-25	Barclays	1-Year - 7% Floor	Cap	29.00%
2024-12-25	Barclays	1-Year - 8% Floor	Cap	32.00%
2024-12-25	Barclays	1-Year - 9% Floor	Cap	36.00%
2024-12-25	Barclays	1-Year -10% Floor	Cap	40.00%
2024-12-25	Barclays	6-Year -20% Buffer	Participation	150.00%

2024-12-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2024-12-25	Dimensional	1-Year 0% Floor	Cap	5.75%
2024-12-25	Dimensional	1-Year - 1% Floor	Cap	6.80%
2024-12-25	Dimensional	1-Year - 2% Floor	Cap	7.95%
2024-12-25	Dimensional	1-Year - 3% Floor	Cap	9.00%
2024-12-25	Dimensional	1-Year - 4% Floor	Cap	10.05%
2024-12-25	Dimensional	1-Year - 5% Floor	Cap	11.15%
2024-12-25	Dimensional	1-Year - 6% Floor	Cap	12.25%
2024-12-25	Dimensional	1-Year - 7% Floor	Cap	13.35%
2024-12-25	Dimensional	1-Year - 8% Floor	Cap	14.50%
2024-12-25	Dimensional	1-Year - 9% Floor	Cap	15.70%
2024-12-25	Dimensional	1-Year -10% Buffer	Cap	18.65%
2024-12-25	Dimensional	1-Year -10% Floor	Cap	16.90%
2024-12-25	Dimensional	6-Year -20% Buffer	Participation	100.00%
2024-12-25	Dimensional	6-Year -10% Buffer	Participation	106.00%
2024-12-25	S&P 500	1-Year 0% Floor	Cap	6.90%
2024-12-25	S&P 500	1-Year - 1% Floor	Cap	7.35%
2024-12-25	S&P 500	1-Year - 2% Floor	Cap	8.20%
2024-12-25	S&P 500	1-Year - 3% Floor	Cap	8.90%
2024-12-25	S&P 500	1-Year - 4% Floor	Cap	9.50%
2024-12-25	S&P 500	1-Year - 5% Floor	Cap	10.20%
2024-12-25	S&P 500	1-Year - 6% Floor	Cap	10.70%
2024-12-25	S&P 500	1-Year - 7% Floor	Cap	11.70%
2024-12-25	S&P 500	1-Year - 8% Floor	Cap	12.40%
2024-12-25	S&P 500	1-Year - 9% Floor	Cap	12.85%
2024-12-25	S&P 500	1-Year -10% Buffer	Cap	18.50%
2024-12-25	S&P 500	1-Year -10% Floor	Cap	13.95%
2024-12-25	S&P 500	6-Year -20% Buffer	Participation	100.00%
2024-12-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-01-10	Barclays	1-Year 0% Floor	Cap	11.25%
2025-01-10	Barclays	1-Year - 1% Floor	Cap	12.95%
2025-01-10	Barclays	1-Year - 2% Floor	Cap	15.10%
2025-01-10	Barclays	1-Year - 3% Floor	Cap	17.00%
2025-01-10	Barclays	1-Year - 4% Floor	Cap	20.05%
2025-01-10	Barclays	1-Year - 5% Floor	Cap	23.10%
2025-01-10	Barclays	1-Year - 6% Floor	Cap	26.70%
2025-01-10	Barclays	1-Year - 7% Floor	Cap	30.25%
2025-01-10	Barclays	1-Year - 8% Floor	Cap	33.85%
2025-01-10	Barclays	1-Year - 9% Floor	Cap	37.45%
2025-01-10	Barclays	1-Year -10% Floor	Cap	40.00%
2025-01-10	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-01-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-01-10	Dimensional	1-Year 0% Floor	Cap	5.75%

2025-01-10	Dimensional	1-Year - 1% Floor	Cap	6.80%
2025-01-10	Dimensional	1-Year - 2% Floor	Cap	7.90%
2025-01-10	Dimensional	1-Year - 3% Floor	Cap	8.90%
2025-01-10	Dimensional	1-Year - 4% Floor	Cap	9.95%
2025-01-10	Dimensional	1-Year - 5% Floor	Cap	11.00%
2025-01-10	Dimensional	1-Year - 6% Floor	Cap	12.10%
2025-01-10	Dimensional	1-Year - 7% Floor	Cap	13.15%
2025-01-10	Dimensional	1-Year - 8% Floor	Cap	14.25%
2025-01-10	Dimensional	1-Year - 9% Floor	Cap	15.35%
2025-01-10	Dimensional	1-Year -10% Buffer	Cap	15.50%
2025-01-10	Dimensional	1-Year -10% Floor	Cap	16.50%
2025-01-10	Dimensional	6-Year -20% Buffer	Participation	100.00%
2025-01-10	Dimensional	6-Year -10% Buffer	Participation	106.00%
2025-01-10	S&P 500	1-Year 0% Floor	Cap	6.50%
2025-01-10	S&P 500	1-Year - 1% Floor	Cap	7.00%
2025-01-10	S&P 500	1-Year - 2% Floor	Cap	7.50%
2025-01-10	S&P 500	1-Year - 3% Floor	Cap	8.00%
2025-01-10	S&P 500	1-Year - 4% Floor	Cap	8.55%
2025-01-10	S&P 500	1-Year - 5% Floor	Cap	9.10%
2025-01-10	S&P 500	1-Year - 6% Floor	Cap	9.50%
2025-01-10	S&P 500	1-Year - 7% Floor	Cap	9.95%
2025-01-10	S&P 500	1-Year - 8% Floor	Cap	10.45%
2025-01-10	S&P 500	1-Year - 9% Floor	Cap	10.95%
2025-01-10	S&P 500	1-Year -10% Buffer	Cap	13.00%
2025-01-10	S&P 500	1-Year -10% Floor	Cap	11.50%
2025-01-10	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-01-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-01-25	Barclays	1-Year 0% Floor	Cap	11.25%
2025-01-25	Barclays	1-Year - 1% Floor	Cap	12.95%
2025-01-25	Barclays	1-Year - 2% Floor	Cap	15.10%
2025-01-25	Barclays	1-Year - 3% Floor	Cap	17.00%
2025-01-25	Barclays	1-Year - 4% Floor	Cap	20.05%
2025-01-25	Barclays	1-Year - 5% Floor	Cap	23.10%
2025-01-25	Barclays	1-Year - 6% Floor	Cap	26.70%
2025-01-25	Barclays	1-Year - 7% Floor	Cap	30.25%
2025-01-25	Barclays	1-Year - 8% Floor	Cap	33.85%
2025-01-25	Barclays	1-Year - 9% Floor	Cap	37.45%
2025-01-25	Barclays	1-Year -10% Floor	Cap	40.00%
2025-01-25	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-01-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-01-25	Dimensional	1-Year 0% Floor	Cap	5.75%
2025-01-25	Dimensional	1-Year - 1% Floor	Cap	6.80%
2025-01-25	Dimensional	1-Year - 2% Floor	Cap	7.90%

2025-01-25	Dimensional	1-Year - 3% Floor	Cap	8.90%
2025-01-25	Dimensional	1-Year - 4% Floor	Cap	9.95%
2025-01-25	Dimensional	1-Year - 5% Floor	Cap	11.00%
2025-01-25	Dimensional	1-Year - 6% Floor	Cap	12.10%
2025-01-25	Dimensional	1-Year - 7% Floor	Cap	13.15%
2025-01-25	Dimensional	1-Year - 8% Floor	Cap	14.25%
2025-01-25	Dimensional	1-Year - 9% Floor	Cap	15.35%
2025-01-25	Dimensional	1-Year -10% Buffer	Cap	15.50%
2025-01-25	Dimensional	1-Year -10% Floor	Cap	16.50%
2025-01-25	Dimensional	6-Year -20% Buffer	Participation	100.00%
2025-01-25	Dimensional	6-Year -10% Buffer	Participation	106.00%
2025-01-25	S&P 500	1-Year 0% Floor	Cap	6.50%
2025-01-25	S&P 500	1-Year - 1% Floor	Cap	7.00%
2025-01-25	S&P 500	1-Year - 2% Floor	Cap	7.50%
2025-01-25	S&P 500	1-Year - 3% Floor	Cap	8.00%
2025-01-25	S&P 500	1-Year - 4% Floor	Cap	8.55%
2025-01-25	S&P 500	1-Year - 5% Floor	Cap	9.10%
2025-01-25	S&P 500	1-Year - 6% Floor	Cap	9.50%
2025-01-25	S&P 500	1-Year - 7% Floor	Cap	9.95%
2025-01-25	S&P 500	1-Year - 8% Floor	Cap	10.45%
2025-01-25	S&P 500	1-Year - 9% Floor	Cap	10.95%
2025-01-25	S&P 500	1-Year -10% Buffer	Cap	13.00%
2025-01-25	S&P 500	1-Year -10% Floor	Cap	11.50%
2025-01-25	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-01-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-02-10	Barclays	1-Year 0% Floor	Cap	13.50%
2025-02-10	Barclays	1-Year - 1% Floor	Cap	15.45%
2025-02-10	Barclays	1-Year - 2% Floor	Cap	18.45%
2025-02-10	Barclays	1-Year - 3% Floor	Cap	22.30%
2025-02-10	Barclays	1-Year - 4% Floor	Cap	24.85%
2025-02-10	Barclays	1-Year - 5% Floor	Cap	27.35%
2025-02-10	Barclays	1-Year - 6% Floor	Cap	29.90%
2025-02-10	Barclays	1-Year - 7% Floor	Cap	32.40%
2025-02-10	Barclays	1-Year - 8% Floor	Cap	34.95%
2025-02-10	Barclays	1-Year - 9% Floor	Cap	37.45%
2025-02-10	Barclays	1-Year -10% Floor	Cap	40.00%
2025-02-10	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-02-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-02-10	Dimensional	1-Year 0% Floor	Cap	6.25%
2025-02-10	Dimensional	1-Year - 1% Floor	Cap	7.25%
2025-02-10	Dimensional	1-Year - 2% Floor	Cap	8.35%
2025-02-10	Dimensional	1-Year - 3% Floor	Cap	9.30%
2025-02-10	Dimensional	1-Year - 4% Floor	Cap	10.35%

2025-02-10	Dimensional	1-Year - 5% Floor	Cap	11.30%
2025-02-10	Dimensional	1-Year - 6% Floor	Cap	12.35%
2025-02-10	Dimensional	1-Year - 7% Floor	Cap	13.35%
2025-02-10	Dimensional	1-Year - 8% Floor	Cap	14.40%
2025-02-10	Dimensional	1-Year - 9% Floor	Cap	15.40%
2025-02-10	Dimensional	1-Year -10% Buffer	Cap	16.00%
2025-02-10	Dimensional	1-Year -10% Floor	Cap	16.50%
2025-02-10	Dimensional	6-Year -20% Buffer	Participation	100.00%
2025-02-10	Dimensional	6-Year -10% Buffer	Participation	106.00%
2025-02-10	S&P 500	1-Year 0% Floor	Cap	7.00%
2025-02-10	S&P 500	1-Year - 1% Floor	Cap	7.50%
2025-02-10	S&P 500	1-Year - 2% Floor	Cap	7.95%
2025-02-10	S&P 500	1-Year - 3% Floor	Cap	8.50%
2025-02-10	S&P 500	1-Year - 4% Floor	Cap	9.00%
2025-02-10	S&P 500	1-Year - 5% Floor	Cap	9.55%
2025-02-10	S&P 500	1-Year - 6% Floor	Cap	9.95%
2025-02-10	S&P 500	1-Year - 7% Floor	Cap	10.45%
2025-02-10	S&P 500	1-Year - 8% Floor	Cap	10.95%
2025-02-10	S&P 500	1-Year - 9% Floor	Cap	11.45%
2025-02-10	S&P 500	1-Year -10% Buffer	Cap	14.00%
2025-02-10	S&P 500	1-Year -10% Floor	Cap	12.00%
2025-02-10	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-02-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-02-25	Barclays	1-Year 0% Floor	Cap	13.50%
2025-02-25	Barclays	1-Year - 1% Floor	Cap	15.45%
2025-02-25	Barclays	1-Year - 2% Floor	Cap	18.45%
2025-02-25	Barclays	1-Year - 3% Floor	Cap	22.30%
2025-02-25	Barclays	1-Year - 4% Floor	Cap	24.85%
2025-02-25	Barclays	1-Year - 5% Floor	Cap	27.35%
2025-02-25	Barclays	1-Year - 6% Floor	Cap	29.90%
2025-02-25	Barclays	1-Year - 7% Floor	Cap	32.40%
2025-02-25	Barclays	1-Year - 8% Floor	Cap	34.95%
2025-02-25	Barclays	1-Year - 9% Floor	Cap	37.45%
2025-02-25	Barclays	1-Year -10% Floor	Cap	40.00%
2025-02-25	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-02-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-02-25	Dimensional	1-Year 0% Floor	Cap	6.25%
2025-02-25	Dimensional	1-Year - 1% Floor	Cap	7.25%
2025-02-25	Dimensional	1-Year - 2% Floor	Cap	8.35%
2025-02-25	Dimensional	1-Year - 3% Floor	Cap	9.30%
2025-02-25	Dimensional	1-Year - 4% Floor	Cap	10.35%
2025-02-25	Dimensional	1-Year - 5% Floor	Cap	11.30%
2025-02-25	Dimensional	1-Year - 6% Floor	Cap	12.35%

2025-02-25	Dimensional	1-Year - 7% Floor	Cap	13.35%
2025-02-25	Dimensional	1-Year - 8% Floor	Cap	14.40%
2025-02-25	Dimensional	1-Year - 9% Floor	Cap	15.40%
2025-02-25	Dimensional	1-Year -10% Buffer	Cap	16.00%
2025-02-25	Dimensional	1-Year -10% Floor	Cap	16.50%
2025-02-25	Dimensional	6-Year -20% Buffer	Participation	100.00%
2025-02-25	Dimensional	6-Year -10% Buffer	Participation	106.00%
2025-02-25	S&P 500	1-Year 0% Floor	Cap	7.00%
2025-02-25	S&P 500	1-Year - 1% Floor	Cap	7.50%
2025-02-25	S&P 500	1-Year - 2% Floor	Cap	7.95%
2025-02-25	S&P 500	1-Year - 3% Floor	Cap	8.50%
2025-02-25	S&P 500	1-Year - 4% Floor	Cap	9.00%
2025-02-25	S&P 500	1-Year - 5% Floor	Cap	9.55%
2025-02-25	S&P 500	1-Year - 6% Floor	Cap	9.95%
2025-02-25	S&P 500	1-Year - 7% Floor	Cap	10.45%
2025-02-25	S&P 500	1-Year - 8% Floor	Cap	10.95%
2025-02-25	S&P 500	1-Year - 9% Floor	Cap	11.45%
2025-02-25	S&P 500	1-Year -10% Buffer	Cap	14.00%
2025-02-25	S&P 500	1-Year -10% Floor	Cap	12.00%
2025-02-25	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-02-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-03-10	Barclays	1-Year 0% Floor	Cap	11.75%
2025-03-10	Barclays	1-Year - 1% Floor	Cap	13.50%
2025-03-10	Barclays	1-Year - 2% Floor	Cap	15.70%
2025-03-10	Barclays	1-Year - 3% Floor	Cap	17.75%
2025-03-10	Barclays	1-Year - 4% Floor	Cap	21.55%
2025-03-10	Barclays	1-Year - 5% Floor	Cap	24.65%
2025-03-10	Barclays	1-Year - 6% Floor	Cap	28.10%
2025-03-10	Barclays	1-Year - 7% Floor	Cap	31.55%
2025-03-10	Barclays	1-Year - 8% Floor	Cap	35.00%
2025-03-10	Barclays	1-Year - 9% Floor	Cap	38.40%
2025-03-10	Barclays	1-Year -10% Floor	Cap	40.00%
2025-03-10	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-03-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-03-10	Dimensional	1-Year 0% Floor	Cap	5.75%
2025-03-10	Dimensional	1-Year - 1% Floor	Cap	6.75%
2025-03-10	Dimensional	1-Year - 2% Floor	Cap	7.90%
2025-03-10	Dimensional	1-Year - 3% Floor	Cap	8.90%
2025-03-10	Dimensional	1-Year - 4% Floor	Cap	9.95%
2025-03-10	Dimensional	1-Year - 5% Floor	Cap	10.95%
2025-03-10	Dimensional	1-Year - 6% Floor	Cap	12.05%
2025-03-10	Dimensional	1-Year - 7% Floor	Cap	13.10%
2025-03-10	Dimensional	1-Year - 8% Floor	Cap	14.25%

2025-03-10	Dimensional	1-Year - 9% Floor	Cap	15.30%
2025-03-10	Dimensional	1-Year -10% Buffer	Cap	16.00%
2025-03-10	Dimensional	1-Year -10% Floor	Cap	16.50%
2025-03-10	Dimensional	6-Year -20% Buffer	Participation	100.00%
2025-03-10	Dimensional	6-Year -10% Buffer	Participation	106.00%
2025-03-10	S&P 500	1-Year 0% Floor	Cap	6.50%
2025-03-10	S&P 500	1-Year - 1% Floor	Cap	7.00%
2025-03-10	S&P 500	1-Year - 2% Floor	Cap	7.55%
2025-03-10	S&P 500	1-Year - 3% Floor	Cap	8.10%
2025-03-10	S&P 500	1-Year - 4% Floor	Cap	8.65%
2025-03-10	S&P 500	1-Year - 5% Floor	Cap	9.25%
2025-03-10	S&P 500	1-Year - 6% Floor	Cap	9.70%
2025-03-10	S&P 500	1-Year - 7% Floor	Cap	10.20%
2025-03-10	S&P 500	1-Year - 8% Floor	Cap	10.80%
2025-03-10	S&P 500	1-Year - 9% Floor	Cap	11.35%
2025-03-10	S&P 500	1-Year -10% Buffer	Cap	14.00%
2025-03-10	S&P 500	1-Year -10% Floor	Cap	12.00%
2025-03-10	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-03-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-03-25	Barclays	1-Year 0% Floor	Cap	11.75%
2025-03-25	Barclays	1-Year - 1% Floor	Cap	13.50%
2025-03-25	Barclays	1-Year - 2% Floor	Cap	15.70%
2025-03-25	Barclays	1-Year - 3% Floor	Cap	17.75%
2025-03-25	Barclays	1-Year - 4% Floor	Cap	21.55%
2025-03-25	Barclays	1-Year - 5% Floor	Cap	24.65%
2025-03-25	Barclays	1-Year - 6% Floor	Cap	28.10%
2025-03-25	Barclays	1-Year - 7% Floor	Cap	31.55%
2025-03-25	Barclays	1-Year - 8% Floor	Cap	35.00%
2025-03-25	Barclays	1-Year - 9% Floor	Cap	38.40%
2025-03-25	Barclays	1-Year -10% Floor	Cap	40.00%
2025-03-25	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-03-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-03-25	Dimensional	1-Year 0% Floor	Cap	5.75%
2025-03-25	Dimensional	1-Year - 1% Floor	Cap	6.75%
2025-03-25	Dimensional	1-Year - 2% Floor	Cap	7.90%
2025-03-25	Dimensional	1-Year - 3% Floor	Cap	8.90%
2025-03-25	Dimensional	1-Year - 4% Floor	Cap	9.95%
2025-03-25	Dimensional	1-Year - 5% Floor	Cap	10.95%
2025-03-25	Dimensional	1-Year - 6% Floor	Cap	12.05%
2025-03-25	Dimensional	1-Year - 7% Floor	Cap	13.10%
2025-03-25	Dimensional	1-Year - 8% Floor	Cap	14.25%
2025-03-25	Dimensional	1-Year - 9% Floor	Cap	15.30%
2025-03-25	Dimensional	1-Year -10% Buffer	Cap	16.00%

2025-03-25	Dimensional	1-Year -10% Floor	Cap	16.50%
2025-03-25	Dimensional	6-Year -20% Buffer	Participation	100.00%
2025-03-25	Dimensional	6-Year -10% Buffer	Participation	106.00%
2025-03-25	S&P 500	1-Year 0% Floor	Cap	6.50%
2025-03-25	S&P 500	1-Year - 1% Floor	Cap	7.00%
2025-03-25	S&P 500	1-Year - 2% Floor	Cap	7.55%
2025-03-25	S&P 500	1-Year - 3% Floor	Cap	8.10%
2025-03-25	S&P 500	1-Year - 4% Floor	Cap	8.65%
2025-03-25	S&P 500	1-Year - 5% Floor	Cap	9.25%
2025-03-25	S&P 500	1-Year - 6% Floor	Cap	9.70%
2025-03-25	S&P 500	1-Year - 7% Floor	Cap	10.20%
2025-03-25	S&P 500	1-Year - 8% Floor	Cap	10.80%
2025-03-25	S&P 500	1-Year - 9% Floor	Cap	11.35%
2025-03-25	S&P 500	1-Year -10% Buffer	Cap	14.00%
2025-03-25	S&P 500	1-Year -10% Floor	Cap	12.00%
2025-03-25	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-03-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-04-10	Barclays	1-Year 0% Floor	Cap	10.00%
2025-04-10	Barclays	1-Year - 1% Floor	Cap	11.50%
2025-04-10	Barclays	1-Year - 2% Floor	Cap	13.40%
2025-04-10	Barclays	1-Year - 3% Floor	Cap	15.10%
2025-04-10	Barclays	1-Year - 4% Floor	Cap	17.50%
2025-04-10	Barclays	1-Year - 5% Floor	Cap	19.20%
2025-04-10	Barclays	1-Year - 6% Floor	Cap	23.40%
2025-04-10	Barclays	1-Year - 7% Floor	Cap	27.55%
2025-04-10	Barclays	1-Year - 8% Floor	Cap	31.70%
2025-04-10	Barclays	1-Year - 9% Floor	Cap	35.85%
2025-04-10	Barclays	1-Year -10% Floor	Cap	40.00%
2025-04-10	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-04-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-04-10	Dimensional	1-Year 0% Floor	Cap	5.50%
2025-04-10	Dimensional	1-Year - 1% Floor	Cap	6.55%
2025-04-10	Dimensional	1-Year - 2% Floor	Cap	7.65%
2025-04-10	Dimensional	1-Year - 3% Floor	Cap	8.70%
2025-04-10	Dimensional	1-Year - 4% Floor	Cap	9.75%
2025-04-10	Dimensional	1-Year - 5% Floor	Cap	10.80%
2025-04-10	Dimensional	1-Year - 6% Floor	Cap	11.95%
2025-04-10	Dimensional	1-Year - 7% Floor	Cap	13.00%
2025-04-10	Dimensional	1-Year - 8% Floor	Cap	14.20%
2025-04-10	Dimensional	1-Year - 9% Floor	Cap	15.30%
2025-04-10	Dimensional	1-Year -10% Buffer	Cap	16.00%
2025-04-10	Dimensional	1-Year -10% Floor	Cap	16.50%
2025-04-10	Dimensional	6-Year -20% Buffer	Participation	90.00%

2025-04-10	Dimensional	6-Year -10% Buffer	Participation	100.00%
2025-04-10	S&P 500	1-Year 0% Floor	Cap	6.50%
2025-04-10	S&P 500	1-Year - 1% Floor	Cap	7.00%
2025-04-10	S&P 500	1-Year - 2% Floor	Cap	7.55%
2025-04-10	S&P 500	1-Year - 3% Floor	Cap	8.10%
2025-04-10	S&P 500	1-Year - 4% Floor	Cap	8.65%
2025-04-10	S&P 500	1-Year - 5% Floor	Cap	9.25%
2025-04-10	S&P 500	1-Year - 6% Floor	Cap	9.70%
2025-04-10	S&P 500	1-Year - 7% Floor	Cap	10.20%
2025-04-10	S&P 500	1-Year - 8% Floor	Cap	10.80%
2025-04-10	S&P 500	1-Year - 9% Floor	Cap	11.35%
2025-04-10	S&P 500	1-Year -10% Buffer	Cap	14.00%
2025-04-10	S&P 500	1-Year -10% Floor	Cap	12.00%
2025-04-10	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-04-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-04-25	Barclays	1-Year 0% Floor	Cap	10.00%
2025-04-25	Barclays	1-Year - 1% Floor	Cap	11.50%
2025-04-25	Barclays	1-Year - 2% Floor	Cap	13.40%
2025-04-25	Barclays	1-Year - 3% Floor	Cap	15.10%
2025-04-25	Barclays	1-Year - 4% Floor	Cap	17.50%
2025-04-25	Barclays	1-Year - 5% Floor	Cap	19.20%
2025-04-25	Barclays	1-Year - 6% Floor	Cap	23.40%
2025-04-25	Barclays	1-Year - 7% Floor	Cap	27.55%
2025-04-25	Barclays	1-Year - 8% Floor	Cap	31.70%
2025-04-25	Barclays	1-Year - 9% Floor	Cap	35.85%
2025-04-25	Barclays	1-Year -10% Floor	Cap	40.00%
2025-04-25	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-04-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-04-25	Dimensional	1-Year 0% Floor	Cap	5.50%
2025-04-25	Dimensional	1-Year - 1% Floor	Cap	6.55%
2025-04-25	Dimensional	1-Year - 2% Floor	Cap	7.65%
2025-04-25	Dimensional	1-Year - 3% Floor	Cap	8.70%
2025-04-25	Dimensional	1-Year - 4% Floor	Cap	9.75%
2025-04-25	Dimensional	1-Year - 5% Floor	Cap	10.80%
2025-04-25	Dimensional	1-Year - 6% Floor	Cap	11.95%
2025-04-25	Dimensional	1-Year - 7% Floor	Cap	13.00%
2025-04-25	Dimensional	1-Year - 8% Floor	Cap	14.20%
2025-04-25	Dimensional	1-Year - 9% Floor	Cap	15.30%
2025-04-25	Dimensional	1-Year -10% Buffer	Cap	16.00%
2025-04-25	Dimensional	1-Year -10% Floor	Cap	16.50%
2025-04-25	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-04-25	Dimensional	6-Year -10% Buffer	Participation	100.00%
2025-04-25	S&P 500	1-Year 0% Floor	Cap	6.50%

2025-04-25	S&P 500	1-Year - 1% Floor	Cap	7.00%
2025-04-25	S&P 500	1-Year - 2% Floor	Cap	7.55%
2025-04-25	S&P 500	1-Year - 3% Floor	Cap	8.10%
2025-04-25	S&P 500	1-Year - 4% Floor	Cap	8.65%
2025-04-25	S&P 500	1-Year - 5% Floor	Cap	9.25%
2025-04-25	S&P 500	1-Year - 6% Floor	Cap	9.70%
2025-04-25	S&P 500	1-Year - 7% Floor	Cap	10.20%
2025-04-25	S&P 500	1-Year - 8% Floor	Cap	10.80%
2025-04-25	S&P 500	1-Year - 9% Floor	Cap	11.35%
2025-04-25	S&P 500	1-Year -10% Buffer	Cap	14.00%
2025-04-25	S&P 500	1-Year -10% Floor	Cap	12.00%
2025-04-25	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-04-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-05-10	Barclays	1-Year 0% Floor	Cap	10.00%
2025-05-10	Barclays	1-Year - 1% Floor	Cap	11.50%
2025-05-10	Barclays	1-Year - 2% Floor	Cap	13.40%
2025-05-10	Barclays	1-Year - 3% Floor	Cap	15.10%
2025-05-10	Barclays	1-Year - 4% Floor	Cap	17.50%
2025-05-10	Barclays	1-Year - 5% Floor	Cap	19.20%
2025-05-10	Barclays	1-Year - 6% Floor	Cap	23.40%
2025-05-10	Barclays	1-Year - 7% Floor	Cap	27.55%
2025-05-10	Barclays	1-Year - 8% Floor	Cap	31.70%
2025-05-10	Barclays	1-Year - 9% Floor	Cap	35.85%
2025-05-10	Barclays	1-Year -10% Floor	Cap	40.00%
2025-05-10	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-05-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-05-10	Dimensional	1-Year 0% Floor	Cap	5.75%
2025-05-10	Dimensional	1-Year - 1% Floor	Cap	6.80%
2025-05-10	Dimensional	1-Year - 2% Floor	Cap	7.90%
2025-05-10	Dimensional	1-Year - 3% Floor	Cap	8.95%
2025-05-10	Dimensional	1-Year - 4% Floor	Cap	10.00%
2025-05-10	Dimensional	1-Year - 5% Floor	Cap	11.05%
2025-05-10	Dimensional	1-Year - 6% Floor	Cap	12.15%
2025-05-10	Dimensional	1-Year - 7% Floor	Cap	13.20%
2025-05-10	Dimensional	1-Year - 8% Floor	Cap	14.30%
2025-05-10	Dimensional	1-Year - 9% Floor	Cap	15.35%
2025-05-10	Dimensional	1-Year -10% Buffer	Cap	17.00%
2025-05-10	Dimensional	1-Year -10% Floor	Cap	16.50%
2025-05-10	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-05-10	Dimensional	6-Year -10% Buffer	Participation	100.00%
2025-05-10	S&P 500	1-Year 0% Floor	Cap	7.00%
2025-05-10	S&P 500	1-Year - 1% Floor	Cap	7.60%
2025-05-10	S&P 500	1-Year - 2% Floor	Cap	8.25%

2025-05-10	S&P 500	1-Year - 3% Floor	Cap	8.90%
2025-05-10	S&P 500	1-Year - 4% Floor	Cap	9.60%
2025-05-10	S&P 500	1-Year - 5% Floor	Cap	10.30%
2025-05-10	S&P 500	1-Year - 6% Floor	Cap	10.85%
2025-05-10	S&P 500	1-Year - 7% Floor	Cap	11.40%
2025-05-10	S&P 500	1-Year - 8% Floor	Cap	12.00%
2025-05-10	S&P 500	1-Year - 9% Floor	Cap	12.60%
2025-05-10	S&P 500	1-Year -10% Buffer	Cap	15.00%
2025-05-10	S&P 500	1-Year -10% Floor	Cap	13.25%
2025-05-10	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-05-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-05-25	Barclays	1-Year 0% Floor	Cap	10.00%
2025-05-25	Barclays	1-Year - 1% Floor	Cap	11.50%
2025-05-25	Barclays	1-Year - 2% Floor	Cap	13.40%
2025-05-25	Barclays	1-Year - 3% Floor	Cap	15.10%
2025-05-25	Barclays	1-Year - 4% Floor	Cap	17.50%
2025-05-25	Barclays	1-Year - 5% Floor	Cap	19.20%
2025-05-25	Barclays	1-Year - 6% Floor	Cap	23.40%
2025-05-25	Barclays	1-Year - 7% Floor	Cap	27.55%
2025-05-25	Barclays	1-Year - 8% Floor	Cap	31.70%
2025-05-25	Barclays	1-Year - 9% Floor	Cap	35.85%
2025-05-25	Barclays	1-Year -10% Floor	Cap	40.00%
2025-05-25	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-05-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-05-25	Dimensional	1-Year 0% Floor	Cap	5.75%
2025-05-25	Dimensional	1-Year - 1% Floor	Cap	6.80%
2025-05-25	Dimensional	1-Year - 2% Floor	Cap	7.90%
2025-05-25	Dimensional	1-Year - 3% Floor	Cap	8.95%
2025-05-25	Dimensional	1-Year - 4% Floor	Cap	10.00%
2025-05-25	Dimensional	1-Year - 5% Floor	Cap	11.05%
2025-05-25	Dimensional	1-Year - 6% Floor	Cap	12.15%
2025-05-25	Dimensional	1-Year - 7% Floor	Cap	13.20%
2025-05-25	Dimensional	1-Year - 8% Floor	Cap	14.30%
2025-05-25	Dimensional	1-Year - 9% Floor	Cap	15.35%
2025-05-25	Dimensional	1-Year -10% Buffer	Cap	17.00%
2025-05-25	Dimensional	1-Year -10% Floor	Cap	16.50%
2025-05-25	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-05-25	Dimensional	6-Year -10% Buffer	Participation	100.00%
2025-05-25	S&P 500	1-Year 0% Floor	Cap	7.00%
2025-05-25	S&P 500	1-Year - 1% Floor	Cap	7.60%
2025-05-25	S&P 500	1-Year - 2% Floor	Cap	8.25%
2025-05-25	S&P 500	1-Year - 3% Floor	Cap	8.90%
2025-05-25	S&P 500	1-Year - 4% Floor	Cap	9.60%

2025-05-25	S&P 500	1-Year - 5% Floor	Cap	10.30%
2025-05-25	S&P 500	1-Year - 6% Floor	Cap	10.85%
2025-05-25	S&P 500	1-Year - 7% Floor	Cap	11.40%
2025-05-25	S&P 500	1-Year - 8% Floor	Cap	12.00%
2025-05-25	S&P 500	1-Year - 9% Floor	Cap	12.60%
2025-05-25	S&P 500	1-Year -10% Buffer	Cap	15.00%
2025-05-25	S&P 500	1-Year -10% Floor	Cap	13.25%
2025-05-25	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-05-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-06-10	Barclays	1-Year 0% Floor	Cap	10.00%
2025-06-10	Barclays	1-Year - 1% Floor	Cap	11.50%
2025-06-10	Barclays	1-Year - 2% Floor	Cap	13.40%
2025-06-10	Barclays	1-Year - 3% Floor	Cap	15.10%
2025-06-10	Barclays	1-Year - 4% Floor	Cap	17.50%
2025-06-10	Barclays	1-Year - 5% Floor	Cap	19.20%
2025-06-10	Barclays	1-Year - 6% Floor	Cap	23.40%
2025-06-10	Barclays	1-Year - 7% Floor	Cap	27.55%
2025-06-10	Barclays	1-Year - 8% Floor	Cap	31.70%
2025-06-10	Barclays	1-Year - 9% Floor	Cap	35.85%
2025-06-10	Barclays	1-Year -10% Floor	Cap	40.00%
2025-06-10	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-06-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-06-10	Dimensional	1-Year 0% Floor	Cap	5.75%
2025-06-10	Dimensional	1-Year - 1% Floor	Cap	6.80%
2025-06-10	Dimensional	1-Year - 2% Floor	Cap	7.90%
2025-06-10	Dimensional	1-Year - 3% Floor	Cap	8.95%
2025-06-10	Dimensional	1-Year - 4% Floor	Cap	10.00%
2025-06-10	Dimensional	1-Year - 5% Floor	Cap	11.05%
2025-06-10	Dimensional	1-Year - 6% Floor	Cap	12.15%
2025-06-10	Dimensional	1-Year - 7% Floor	Cap	13.20%
2025-06-10	Dimensional	1-Year - 8% Floor	Cap	14.30%
2025-06-10	Dimensional	1-Year - 9% Floor	Cap	15.35%
2025-06-10	Dimensional	1-Year -10% Buffer	Cap	19.25%
2025-06-10	Dimensional	1-Year -10% Floor	Cap	16.50%
2025-06-10	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-06-10	Dimensional	6-Year -10% Buffer	Participation	105.00%
2025-06-10	S&P 500	1-Year 0% Floor	Cap	7.00%
2025-06-10	S&P 500	1-Year - 1% Floor	Cap	7.60%
2025-06-10	S&P 500	1-Year - 2% Floor	Cap	8.25%
2025-06-10	S&P 500	1-Year - 3% Floor	Cap	8.90%
2025-06-10	S&P 500	1-Year - 4% Floor	Cap	9.60%
2025-06-10	S&P 500	1-Year - 5% Floor	Cap	10.30%
2025-06-10	S&P 500	1-Year - 6% Floor	Cap	10.85%

2025-06-10	S&P 500	1-Year - 7% Floor	Cap	11.40%
2025-06-10	S&P 500	1-Year - 8% Floor	Cap	12.00%
2025-06-10	S&P 500	1-Year - 9% Floor	Cap	12.60%
2025-06-10	S&P 500	1-Year -10% Buffer	Cap	16.00%
2025-06-10	S&P 500	1-Year -10% Floor	Cap	13.25%
2025-06-10	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-06-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-06-25	Barclays	1-Year 0% Floor	Cap	10.00%
2025-06-25	Barclays	1-Year - 1% Floor	Cap	11.50%
2025-06-25	Barclays	1-Year - 2% Floor	Cap	13.40%
2025-06-25	Barclays	1-Year - 3% Floor	Cap	15.10%
2025-06-25	Barclays	1-Year - 4% Floor	Cap	17.50%
2025-06-25	Barclays	1-Year - 5% Floor	Cap	19.20%
2025-06-25	Barclays	1-Year - 6% Floor	Cap	23.40%
2025-06-25	Barclays	1-Year - 7% Floor	Cap	27.55%
2025-06-25	Barclays	1-Year - 8% Floor	Cap	31.70%
2025-06-25	Barclays	1-Year - 9% Floor	Cap	35.85%
2025-06-25	Barclays	1-Year -10% Floor	Cap	40.00%
2025-06-25	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-06-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-06-25	Dimensional	1-Year 0% Floor	Cap	5.75%
2025-06-25	Dimensional	1-Year - 1% Floor	Cap	6.80%
2025-06-25	Dimensional	1-Year - 2% Floor	Cap	7.90%
2025-06-25	Dimensional	1-Year - 3% Floor	Cap	8.95%
2025-06-25	Dimensional	1-Year - 4% Floor	Cap	10.00%
2025-06-25	Dimensional	1-Year - 5% Floor	Cap	11.05%
2025-06-25	Dimensional	1-Year - 6% Floor	Cap	12.15%
2025-06-25	Dimensional	1-Year - 7% Floor	Cap	13.20%
2025-06-25	Dimensional	1-Year - 8% Floor	Cap	14.30%
2025-06-25	Dimensional	1-Year - 9% Floor	Cap	15.35%
2025-06-25	Dimensional	1-Year -10% Buffer	Cap	19.25%
2025-06-25	Dimensional	1-Year -10% Floor	Cap	16.50%
2025-06-25	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-06-25	Dimensional	6-Year -10% Buffer	Participation	105.00%
2025-06-25	S&P 500	1-Year 0% Floor	Cap	7.00%
2025-06-25	S&P 500	1-Year - 1% Floor	Cap	7.60%
2025-06-25	S&P 500	1-Year - 2% Floor	Cap	8.25%
2025-06-25	S&P 500	1-Year - 3% Floor	Cap	8.90%
2025-06-25	S&P 500	1-Year - 4% Floor	Cap	9.60%
2025-06-25	S&P 500	1-Year - 5% Floor	Cap	10.30%
2025-06-25	S&P 500	1-Year - 6% Floor	Cap	10.85%
2025-06-25	S&P 500	1-Year - 7% Floor	Cap	11.40%
2025-06-25	S&P 500	1-Year - 8% Floor	Cap	12.00%

2025-06-25	S&P 500	1-Year - 9% Floor	Cap	12.60%
2025-06-25	S&P 500	1-Year -10% Buffer	Cap	16.00%
2025-06-25	S&P 500	1-Year -10% Floor	Cap	13.25%
2025-06-25	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-06-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-07-10	Barclays	1-Year 0% Floor	Cap	10.00%
2025-07-10	Barclays	1-Year - 1% Floor	Cap	11.50%
2025-07-10	Barclays	1-Year - 2% Floor	Cap	13.40%
2025-07-10	Barclays	1-Year - 3% Floor	Cap	15.10%
2025-07-10	Barclays	1-Year - 4% Floor	Cap	17.50%
2025-07-10	Barclays	1-Year - 5% Floor	Cap	19.20%
2025-07-10	Barclays	1-Year - 6% Floor	Cap	23.40%
2025-07-10	Barclays	1-Year - 7% Floor	Cap	27.55%
2025-07-10	Barclays	1-Year - 8% Floor	Cap	31.70%
2025-07-10	Barclays	1-Year - 9% Floor	Cap	35.85%
2025-07-10	Barclays	1-Year -10% Floor	Cap	40.00%
2025-07-10	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-07-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-07-10	Dimensional	1-Year 0% Floor	Cap	5.50%
2025-07-10	Dimensional	1-Year - 1% Floor	Cap	6.45%
2025-07-10	Dimensional	1-Year - 2% Floor	Cap	7.45%
2025-07-10	Dimensional	1-Year - 3% Floor	Cap	8.40%
2025-07-10	Dimensional	1-Year - 4% Floor	Cap	9.40%
2025-07-10	Dimensional	1-Year - 5% Floor	Cap	10.35%
2025-07-10	Dimensional	1-Year - 6% Floor	Cap	11.40%
2025-07-10	Dimensional	1-Year - 7% Floor	Cap	12.35%
2025-07-10	Dimensional	1-Year - 8% Floor	Cap	13.40%
2025-07-10	Dimensional	1-Year - 9% Floor	Cap	14.45%
2025-07-10	Dimensional	1-Year -10% Buffer	Cap	15.50%
2025-07-10	Dimensional	1-Year -10% Floor	Cap	15.50%
2025-07-10	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-07-10	Dimensional	6-Year -10% Buffer	Participation	102.00%
2025-07-10	S&P 500	1-Year 0% Floor	Cap	6.50%
2025-07-10	S&P 500	1-Year - 1% Floor	Cap	7.00%
2025-07-10	S&P 500	1-Year - 2% Floor	Cap	7.55%
2025-07-10	S&P 500	1-Year - 3% Floor	Cap	8.10%
2025-07-10	S&P 500	1-Year - 4% Floor	Cap	8.70%
2025-07-10	S&P 500	1-Year - 5% Floor	Cap	9.25%
2025-07-10	S&P 500	1-Year - 6% Floor	Cap	9.75%
2025-07-10	S&P 500	1-Year - 7% Floor	Cap	10.25%
2025-07-10	S&P 500	1-Year - 8% Floor	Cap	10.80%
2025-07-10	S&P 500	1-Year - 9% Floor	Cap	11.40%
2025-07-10	S&P 500	1-Year -10% Buffer	Cap	14.50%

2025-07-10	S&P 500	1-Year -10% Floor	Cap	12.00%
2025-07-10	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-07-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-07-25	Barclays	1-Year 0% Floor	Cap	10.00%
2025-07-25	Barclays	1-Year - 1% Floor	Cap	11.50%
2025-07-25	Barclays	1-Year - 2% Floor	Cap	13.40%
2025-07-25	Barclays	1-Year - 3% Floor	Cap	15.10%
2025-07-25	Barclays	1-Year - 4% Floor	Cap	17.50%
2025-07-25	Barclays	1-Year - 5% Floor	Cap	19.20%
2025-07-25	Barclays	1-Year - 6% Floor	Cap	23.40%
2025-07-25	Barclays	1-Year - 7% Floor	Cap	27.55%
2025-07-25	Barclays	1-Year - 8% Floor	Cap	31.70%
2025-07-25	Barclays	1-Year - 9% Floor	Cap	35.85%
2025-07-25	Barclays	1-Year -10% Floor	Cap	40.00%
2025-07-25	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-07-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-07-25	Dimensional	1-Year 0% Floor	Cap	5.50%
2025-07-25	Dimensional	1-Year - 1% Floor	Cap	6.45%
2025-07-25	Dimensional	1-Year - 2% Floor	Cap	7.45%
2025-07-25	Dimensional	1-Year - 3% Floor	Cap	8.40%
2025-07-25	Dimensional	1-Year - 4% Floor	Cap	9.40%
2025-07-25	Dimensional	1-Year - 5% Floor	Cap	10.35%
2025-07-25	Dimensional	1-Year - 6% Floor	Cap	11.40%
2025-07-25	Dimensional	1-Year - 7% Floor	Cap	12.35%
2025-07-25	Dimensional	1-Year - 8% Floor	Cap	13.40%
2025-07-25	Dimensional	1-Year - 9% Floor	Cap	14.45%
2025-07-25	Dimensional	1-Year -10% Buffer	Cap	15.50%
2025-07-25	Dimensional	1-Year -10% Floor	Cap	15.50%
2025-07-25	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-07-25	Dimensional	6-Year -10% Buffer	Participation	102.00%
2025-07-25	S&P 500	1-Year 0% Floor	Cap	6.50%
2025-07-25	S&P 500	1-Year - 1% Floor	Cap	7.00%
2025-07-25	S&P 500	1-Year - 2% Floor	Cap	7.55%
2025-07-25	S&P 500	1-Year - 3% Floor	Cap	8.10%
2025-07-25	S&P 500	1-Year - 4% Floor	Cap	8.70%
2025-07-25	S&P 500	1-Year - 5% Floor	Cap	9.25%
2025-07-25	S&P 500	1-Year - 6% Floor	Cap	9.75%
2025-07-25	S&P 500	1-Year - 7% Floor	Cap	10.25%
2025-07-25	S&P 500	1-Year - 8% Floor	Cap	10.80%
2025-07-25	S&P 500	1-Year - 9% Floor	Cap	11.40%
2025-07-25	S&P 500	1-Year -10% Buffer	Cap	14.50%
2025-07-25	S&P 500	1-Year -10% Floor	Cap	12.00%
2025-07-25	S&P 500	6-Year -20% Buffer	Participation	100.00%

2025-07-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-08-10	Barclays	1-Year 0% Floor	Cap	10.00%
2025-08-10	Barclays	1-Year - 1% Floor	Cap	11.50%
2025-08-10	Barclays	1-Year - 2% Floor	Cap	13.40%
2025-08-10	Barclays	1-Year - 3% Floor	Cap	15.10%
2025-08-10	Barclays	1-Year - 4% Floor	Cap	17.50%
2025-08-10	Barclays	1-Year - 5% Floor	Cap	19.20%
2025-08-10	Barclays	1-Year - 6% Floor	Cap	23.40%
2025-08-10	Barclays	1-Year - 7% Floor	Cap	27.55%
2025-08-10	Barclays	1-Year - 8% Floor	Cap	31.70%
2025-08-10	Barclays	1-Year - 9% Floor	Cap	35.85%
2025-08-10	Barclays	1-Year -10% Floor	Cap	40.00%
2025-08-10	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-08-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-08-10	Dimensional	1-Year 0% Floor	Cap	5.50%
2025-08-10	Dimensional	1-Year - 1% Floor	Cap	6.45%
2025-08-10	Dimensional	1-Year - 2% Floor	Cap	7.45%
2025-08-10	Dimensional	1-Year - 3% Floor	Cap	8.40%
2025-08-10	Dimensional	1-Year - 4% Floor	Cap	9.40%
2025-08-10	Dimensional	1-Year - 5% Floor	Cap	10.35%
2025-08-10	Dimensional	1-Year - 6% Floor	Cap	11.40%
2025-08-10	Dimensional	1-Year - 7% Floor	Cap	12.35%
2025-08-10	Dimensional	1-Year - 8% Floor	Cap	13.40%
2025-08-10	Dimensional	1-Year - 9% Floor	Cap	14.45%
2025-08-10	Dimensional	1-Year -10% Buffer	Cap	15.50%
2025-08-10	Dimensional	1-Year -10% Floor	Cap	15.50%
2025-08-10	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-08-10	Dimensional	6-Year -10% Buffer	Participation	102.00%
2025-08-10	S&P 500	1-Year 0% Floor	Cap	6.50%
2025-08-10	S&P 500	1-Year - 1% Floor	Cap	7.00%
2025-08-10	S&P 500	1-Year - 2% Floor	Cap	7.55%
2025-08-10	S&P 500	1-Year - 3% Floor	Cap	8.10%
2025-08-10	S&P 500	1-Year - 4% Floor	Cap	8.70%
2025-08-10	S&P 500	1-Year - 5% Floor	Cap	9.25%
2025-08-10	S&P 500	1-Year - 6% Floor	Cap	9.75%
2025-08-10	S&P 500	1-Year - 7% Floor	Cap	10.25%
2025-08-10	S&P 500	1-Year - 8% Floor	Cap	10.80%
2025-08-10	S&P 500	1-Year - 9% Floor	Cap	11.40%
2025-08-10	S&P 500	1-Year -10% Buffer	Cap	14.50%
2025-08-10	S&P 500	1-Year -10% Floor	Cap	12.00%
2025-08-10	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-08-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-08-25	Barclays	1-Year 0% Floor	Cap	10.00%

2025-08-25	Barclays	1-Year - 1% Floor	Cap	11.50%
2025-08-25	Barclays	1-Year - 2% Floor	Cap	13.40%
2025-08-25	Barclays	1-Year - 3% Floor	Cap	15.10%
2025-08-25	Barclays	1-Year - 4% Floor	Cap	17.50%
2025-08-25	Barclays	1-Year - 5% Floor	Cap	19.20%
2025-08-25	Barclays	1-Year - 6% Floor	Cap	23.40%
2025-08-25	Barclays	1-Year - 7% Floor	Cap	27.55%
2025-08-25	Barclays	1-Year - 8% Floor	Cap	31.70%
2025-08-25	Barclays	1-Year - 9% Floor	Cap	35.85%
2025-08-25	Barclays	1-Year -10% Floor	Cap	40.00%
2025-08-25	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-08-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-08-25	Dimensional	1-Year 0% Floor	Cap	5.50%
2025-08-25	Dimensional	1-Year - 1% Floor	Cap	6.45%
2025-08-25	Dimensional	1-Year - 2% Floor	Cap	7.45%
2025-08-25	Dimensional	1-Year - 3% Floor	Cap	8.40%
2025-08-25	Dimensional	1-Year - 4% Floor	Cap	9.40%
2025-08-25	Dimensional	1-Year - 5% Floor	Cap	10.35%
2025-08-25	Dimensional	1-Year - 6% Floor	Cap	11.40%
2025-08-25	Dimensional	1-Year - 7% Floor	Cap	12.35%
2025-08-25	Dimensional	1-Year - 8% Floor	Cap	13.40%
2025-08-25	Dimensional	1-Year - 9% Floor	Cap	14.45%
2025-08-25	Dimensional	1-Year -10% Buffer	Cap	15.50%
2025-08-25	Dimensional	1-Year -10% Floor	Cap	15.50%
2025-08-25	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-08-25	Dimensional	6-Year -10% Buffer	Participation	102.00%
2025-08-25	S&P 500	1-Year 0% Floor	Cap	6.50%
2025-08-25	S&P 500	1-Year - 1% Floor	Cap	7.00%
2025-08-25	S&P 500	1-Year - 2% Floor	Cap	7.55%
2025-08-25	S&P 500	1-Year - 3% Floor	Cap	8.10%
2025-08-25	S&P 500	1-Year - 4% Floor	Cap	8.70%
2025-08-25	S&P 500	1-Year - 5% Floor	Cap	9.25%
2025-08-25	S&P 500	1-Year - 6% Floor	Cap	9.75%
2025-08-25	S&P 500	1-Year - 7% Floor	Cap	10.25%
2025-08-25	S&P 500	1-Year - 8% Floor	Cap	10.80%
2025-08-25	S&P 500	1-Year - 9% Floor	Cap	11.40%
2025-08-25	S&P 500	1-Year -10% Buffer	Cap	14.50%
2025-08-25	S&P 500	1-Year -10% Floor	Cap	12.00%
2025-08-25	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-08-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-09-10	Barclays	1-Year 0% Floor	Cap	9.00%
2025-09-10	Barclays	1-Year - 1% Floor	Cap	10.50%
2025-09-10	Barclays	1-Year - 2% Floor	Cap	12.40%

2025-09-10	Barclays	1-Year - 3% Floor	Cap	14.05%
2025-09-10	Barclays	1-Year - 4% Floor	Cap	16.15%
2025-09-10	Barclays	1-Year - 5% Floor	Cap	20.15%
2025-09-10	Barclays	1-Year - 6% Floor	Cap	24.10%
2025-09-10	Barclays	1-Year - 7% Floor	Cap	28.10%
2025-09-10	Barclays	1-Year - 8% Floor	Cap	32.05%
2025-09-10	Barclays	1-Year - 9% Floor	Cap	36.05%
2025-09-10	Barclays	1-Year -10% Floor	Cap	40.00%
2025-09-10	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-09-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-09-10	Dimensional	1-Year 0% Floor	Cap	5.15%
2025-09-10	Dimensional	1-Year - 1% Floor	Cap	6.10%
2025-09-10	Dimensional	1-Year - 2% Floor	Cap	7.15%
2025-09-10	Dimensional	1-Year - 3% Floor	Cap	8.10%
2025-09-10	Dimensional	1-Year - 4% Floor	Cap	9.20%
2025-09-10	Dimensional	1-Year - 5% Floor	Cap	10.15%
2025-09-10	Dimensional	1-Year - 6% Floor	Cap	11.25%
2025-09-10	Dimensional	1-Year - 7% Floor	Cap	12.25%
2025-09-10	Dimensional	1-Year - 8% Floor	Cap	13.30%
2025-09-10	Dimensional	1-Year - 9% Floor	Cap	14.35%
2025-09-10	Dimensional	1-Year -10% Buffer	Cap	15.50%
2025-09-10	Dimensional	1-Year -10% Floor	Cap	15.50%
2025-09-10	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-09-10	Dimensional	6-Year -10% Buffer	Participation	102.00%
2025-09-10	S&P 500	1-Year 0% Floor	Cap	6.10%
2025-09-10	S&P 500	1-Year - 1% Floor	Cap	6.65%
2025-09-10	S&P 500	1-Year - 2% Floor	Cap	7.15%
2025-09-10	S&P 500	1-Year - 3% Floor	Cap	7.70%
2025-09-10	S&P 500	1-Year - 4% Floor	Cap	8.30%
2025-09-10	S&P 500	1-Year - 5% Floor	Cap	8.85%
2025-09-10	S&P 500	1-Year - 6% Floor	Cap	9.30%
2025-09-10	S&P 500	1-Year - 7% Floor	Cap	9.80%
2025-09-10	S&P 500	1-Year - 8% Floor	Cap	10.30%
2025-09-10	S&P 500	1-Year - 9% Floor	Cap	10.85%
2025-09-10	S&P 500	1-Year -10% Buffer	Cap	14.50%
2025-09-10	S&P 500	1-Year -10% Floor	Cap	11.50%
2025-09-10	S&P 500	6-Year -20% Buffer	Participation	95.00%
2025-09-10	S&P 500	6-Year -10% Buffer	Participation	101.00%
2025-09-25	Barclays	1-Year 0% Floor	Cap	9.00%
2025-09-25	Barclays	1-Year - 1% Floor	Cap	10.50%
2025-09-25	Barclays	1-Year - 2% Floor	Cap	12.40%
2025-09-25	Barclays	1-Year - 3% Floor	Cap	14.05%
2025-09-25	Barclays	1-Year - 4% Floor	Cap	16.15%

2025-09-25	Barclays	1-Year - 5% Floor	Cap	20.15%
2025-09-25	Barclays	1-Year - 6% Floor	Cap	24.10%
2025-09-25	Barclays	1-Year - 7% Floor	Cap	28.10%
2025-09-25	Barclays	1-Year - 8% Floor	Cap	32.05%
2025-09-25	Barclays	1-Year - 9% Floor	Cap	36.05%
2025-09-25	Barclays	1-Year -10% Floor	Cap	40.00%
2025-09-25	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-09-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-09-25	Dimensional	1-Year 0% Floor	Cap	5.15%
2025-09-25	Dimensional	1-Year - 1% Floor	Cap	6.10%
2025-09-25	Dimensional	1-Year - 2% Floor	Cap	7.15%
2025-09-25	Dimensional	1-Year - 3% Floor	Cap	8.10%
2025-09-25	Dimensional	1-Year - 4% Floor	Cap	9.20%
2025-09-25	Dimensional	1-Year - 5% Floor	Cap	10.15%
2025-09-25	Dimensional	1-Year - 6% Floor	Cap	11.25%
2025-09-25	Dimensional	1-Year - 7% Floor	Cap	12.25%
2025-09-25	Dimensional	1-Year - 8% Floor	Cap	13.30%
2025-09-25	Dimensional	1-Year - 9% Floor	Cap	14.35%
2025-09-25	Dimensional	1-Year -10% Buffer	Cap	15.50%
2025-09-25	Dimensional	1-Year -10% Floor	Cap	15.50%
2025-09-25	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-09-25	Dimensional	6-Year -10% Buffer	Participation	102.00%
2025-09-25	S&P 500	1-Year 0% Floor	Cap	6.10%
2025-09-25	S&P 500	1-Year - 1% Floor	Cap	6.65%
2025-09-25	S&P 500	1-Year - 2% Floor	Cap	7.15%
2025-09-25	S&P 500	1-Year - 3% Floor	Cap	7.70%
2025-09-25	S&P 500	1-Year - 4% Floor	Cap	8.30%
2025-09-25	S&P 500	1-Year - 5% Floor	Cap	8.85%
2025-09-25	S&P 500	1-Year - 6% Floor	Cap	9.30%
2025-09-25	S&P 500	1-Year - 7% Floor	Cap	9.80%
2025-09-25	S&P 500	1-Year - 8% Floor	Cap	10.30%
2025-09-25	S&P 500	1-Year - 9% Floor	Cap	10.85%
2025-09-25	S&P 500	1-Year -10% Buffer	Cap	14.50%
2025-09-25	S&P 500	1-Year -10% Floor	Cap	11.50%
2025-09-25	S&P 500	6-Year -20% Buffer	Participation	95.00%
2025-09-25	S&P 500	6-Year -10% Buffer	Participation	101.00%
2025-10-10	Barclays	1-Year 0% Floor	Cap	9.00%
2025-10-10	Barclays	1-Year - 1% Floor	Cap	10.50%
2025-10-10	Barclays	1-Year - 2% Floor	Cap	12.40%
2025-10-10	Barclays	1-Year - 3% Floor	Cap	14.05%
2025-10-10	Barclays	1-Year - 4% Floor	Cap	16.15%
2025-10-10	Barclays	1-Year - 5% Floor	Cap	20.15%
2025-10-10	Barclays	1-Year - 6% Floor	Cap	24.10%

2025-10-10	Barclays	1-Year - 7% Floor	Cap	28.10%
2025-10-10	Barclays	1-Year - 8% Floor	Cap	32.05%
2025-10-10	Barclays	1-Year - 9% Floor	Cap	36.05%
2025-10-10	Barclays	1-Year -10% Floor	Cap	40.00%
2025-10-10	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-10-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-10-10	Dimensional	1-Year 0% Floor	Cap	5.15%
2025-10-10	Dimensional	1-Year - 1% Floor	Cap	6.10%
2025-10-10	Dimensional	1-Year - 2% Floor	Cap	7.15%
2025-10-10	Dimensional	1-Year - 3% Floor	Cap	8.10%
2025-10-10	Dimensional	1-Year - 4% Floor	Cap	9.20%
2025-10-10	Dimensional	1-Year - 5% Floor	Cap	10.15%
2025-10-10	Dimensional	1-Year - 6% Floor	Cap	11.25%
2025-10-10	Dimensional	1-Year - 7% Floor	Cap	12.25%
2025-10-10	Dimensional	1-Year - 8% Floor	Cap	13.30%
2025-10-10	Dimensional	1-Year - 9% Floor	Cap	14.35%
2025-10-10	Dimensional	1-Year -10% Buffer	Cap	15.50%
2025-10-10	Dimensional	1-Year -10% Floor	Cap	15.50%
2025-10-10	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-10-10	Dimensional	6-Year -10% Buffer	Participation	102.00%
2025-10-10	S&P 500	1-Year 0% Floor	Cap	6.10%
2025-10-10	S&P 500	1-Year - 1% Floor	Cap	6.65%
2025-10-10	S&P 500	1-Year - 2% Floor	Cap	7.15%
2025-10-10	S&P 500	1-Year - 3% Floor	Cap	7.70%
2025-10-10	S&P 500	1-Year - 4% Floor	Cap	8.30%
2025-10-10	S&P 500	1-Year - 5% Floor	Cap	8.85%
2025-10-10	S&P 500	1-Year - 6% Floor	Cap	9.30%
2025-10-10	S&P 500	1-Year - 7% Floor	Cap	9.80%
2025-10-10	S&P 500	1-Year - 8% Floor	Cap	10.30%
2025-10-10	S&P 500	1-Year - 9% Floor	Cap	10.85%
2025-10-10	S&P 500	1-Year -10% Buffer	Cap	14.50%
2025-10-10	S&P 500	1-Year -10% Floor	Cap	11.50%
2025-10-10	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-10-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-10-25	Barclays	1-Year 0% Floor	Cap	9.00%
2025-10-25	Barclays	1-Year - 1% Floor	Cap	10.50%
2025-10-25	Barclays	1-Year - 2% Floor	Cap	12.40%
2025-10-25	Barclays	1-Year - 3% Floor	Cap	14.05%
2025-10-25	Barclays	1-Year - 4% Floor	Cap	16.15%
2025-10-25	Barclays	1-Year - 5% Floor	Cap	20.15%
2025-10-25	Barclays	1-Year - 6% Floor	Cap	24.10%
2025-10-25	Barclays	1-Year - 7% Floor	Cap	28.10%
2025-10-25	Barclays	1-Year - 8% Floor	Cap	32.05%

2025-10-25	Barclays	1-Year - 9% Floor	Cap	36.05%
2025-10-25	Barclays	1-Year -10% Floor	Cap	40.00%
2025-10-25	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-10-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-10-25	Dimensional	1-Year 0% Floor	Cap	5.15%
2025-10-25	Dimensional	1-Year - 1% Floor	Cap	6.10%
2025-10-25	Dimensional	1-Year - 2% Floor	Cap	7.15%
2025-10-25	Dimensional	1-Year - 3% Floor	Cap	8.10%
2025-10-25	Dimensional	1-Year - 4% Floor	Cap	9.20%
2025-10-25	Dimensional	1-Year - 5% Floor	Cap	10.15%
2025-10-25	Dimensional	1-Year - 6% Floor	Cap	11.25%
2025-10-25	Dimensional	1-Year - 7% Floor	Cap	12.25%
2025-10-25	Dimensional	1-Year - 8% Floor	Cap	13.30%
2025-10-25	Dimensional	1-Year - 9% Floor	Cap	14.35%
2025-10-25	Dimensional	1-Year -10% Buffer	Cap	15.50%
2025-10-25	Dimensional	1-Year -10% Floor	Cap	15.50%
2025-10-25	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-10-25	Dimensional	6-Year -10% Buffer	Participation	102.00%
2025-10-25	S&P 500	1-Year 0% Floor	Cap	6.10%
2025-10-25	S&P 500	1-Year - 1% Floor	Cap	6.65%
2025-10-25	S&P 500	1-Year - 2% Floor	Cap	7.15%
2025-10-25	S&P 500	1-Year - 3% Floor	Cap	7.70%
2025-10-25	S&P 500	1-Year - 4% Floor	Cap	8.30%
2025-10-25	S&P 500	1-Year - 5% Floor	Cap	8.85%
2025-10-25	S&P 500	1-Year - 6% Floor	Cap	9.30%
2025-10-25	S&P 500	1-Year - 7% Floor	Cap	9.80%
2025-10-25	S&P 500	1-Year - 8% Floor	Cap	10.30%
2025-10-25	S&P 500	1-Year - 9% Floor	Cap	10.85%
2025-10-25	S&P 500	1-Year -10% Buffer	Cap	14.50%
2025-10-25	S&P 500	1-Year -10% Floor	Cap	11.50%
2025-10-25	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-10-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-11-10	Barclays	1-Year 0% Floor	Cap	8.00%
2025-11-10	Barclays	1-Year - 1% Floor	Cap	9.50%
2025-11-10	Barclays	1-Year - 2% Floor	Cap	11.20%
2025-11-10	Barclays	1-Year - 3% Floor	Cap	12.75%
2025-11-10	Barclays	1-Year - 4% Floor	Cap	14.65%
2025-11-10	Barclays	1-Year - 5% Floor	Cap	15.95%
2025-11-10	Barclays	1-Year - 6% Floor	Cap	18.95%
2025-11-10	Barclays	1-Year - 7% Floor	Cap	24.20%
2025-11-10	Barclays	1-Year - 8% Floor	Cap	29.50%
2025-11-10	Barclays	1-Year - 9% Floor	Cap	34.75%
2025-11-10	Barclays	1-Year -10% Floor	Cap	40.00%

2025-11-10	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-11-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-11-10	Dimensional	1-Year 0% Floor	Cap	4.75%
2025-11-10	Dimensional	1-Year - 1% Floor	Cap	5.70%
2025-11-10	Dimensional	1-Year - 2% Floor	Cap	6.70%
2025-11-10	Dimensional	1-Year - 3% Floor	Cap	7.65%
2025-11-10	Dimensional	1-Year - 4% Floor	Cap	8.65%
2025-11-10	Dimensional	1-Year - 5% Floor	Cap	9.65%
2025-11-10	Dimensional	1-Year - 6% Floor	Cap	10.65%
2025-11-10	Dimensional	1-Year - 7% Floor	Cap	11.65%
2025-11-10	Dimensional	1-Year - 8% Floor	Cap	12.65%
2025-11-10	Dimensional	1-Year - 9% Floor	Cap	13.70%
2025-11-10	Dimensional	1-Year -10% Buffer	Cap	15.50%
2025-11-10	Dimensional	1-Year -10% Floor	Cap	14.75%
2025-11-10	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-11-10	Dimensional	6-Year -10% Buffer	Participation	102.00%
2025-11-10	S&P 500	1-Year 0% Floor	Cap	5.75%
2025-11-10	S&P 500	1-Year - 1% Floor	Cap	6.30%
2025-11-10	S&P 500	1-Year - 2% Floor	Cap	6.85%
2025-11-10	S&P 500	1-Year - 3% Floor	Cap	7.45%
2025-11-10	S&P 500	1-Year - 4% Floor	Cap	8.05%
2025-11-10	S&P 500	1-Year - 5% Floor	Cap	8.65%
2025-11-10	S&P 500	1-Year - 6% Floor	Cap	9.15%
2025-11-10	S&P 500	1-Year - 7% Floor	Cap	9.70%
2025-11-10	S&P 500	1-Year - 8% Floor	Cap	10.25%
2025-11-10	S&P 500	1-Year - 9% Floor	Cap	10.85%
2025-11-10	S&P 500	1-Year -10% Buffer	Cap	14.50%
2025-11-10	S&P 500	1-Year -10% Floor	Cap	11.50%
2025-11-10	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-11-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-11-25	Barclays	1-Year 0% Floor	Cap	8.00%
2025-11-25	Barclays	1-Year - 1% Floor	Cap	9.50%
2025-11-25	Barclays	1-Year - 2% Floor	Cap	11.20%
2025-11-25	Barclays	1-Year - 3% Floor	Cap	12.75%
2025-11-25	Barclays	1-Year - 4% Floor	Cap	14.65%
2025-11-25	Barclays	1-Year - 5% Floor	Cap	15.95%
2025-11-25	Barclays	1-Year - 6% Floor	Cap	18.95%
2025-11-25	Barclays	1-Year - 7% Floor	Cap	24.20%
2025-11-25	Barclays	1-Year - 8% Floor	Cap	29.50%
2025-11-25	Barclays	1-Year - 9% Floor	Cap	34.75%
2025-11-25	Barclays	1-Year -10% Floor	Cap	40.00%
2025-11-25	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-11-25	Barclays	6-Year -10% Buffer	Participation	200.00%

2025-11-25	Dimensional	1-Year 0% Floor	Cap	4.75%
2025-11-25	Dimensional	1-Year - 1% Floor	Cap	5.70%
2025-11-25	Dimensional	1-Year - 2% Floor	Cap	6.70%
2025-11-25	Dimensional	1-Year - 3% Floor	Cap	7.65%
2025-11-25	Dimensional	1-Year - 4% Floor	Cap	8.65%
2025-11-25	Dimensional	1-Year - 5% Floor	Cap	9.65%
2025-11-25	Dimensional	1-Year - 6% Floor	Cap	10.65%
2025-11-25	Dimensional	1-Year - 7% Floor	Cap	11.65%
2025-11-25	Dimensional	1-Year - 8% Floor	Cap	12.65%
2025-11-25	Dimensional	1-Year - 9% Floor	Cap	13.70%
2025-11-25	Dimensional	1-Year -10% Buffer	Cap	15.50%
2025-11-25	Dimensional	1-Year -10% Floor	Cap	14.75%
2025-11-25	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-11-25	Dimensional	6-Year -10% Buffer	Participation	102.00%
2025-11-25	S&P 500	1-Year 0% Floor	Cap	5.75%
2025-11-25	S&P 500	1-Year - 1% Floor	Cap	6.30%
2025-11-25	S&P 500	1-Year - 2% Floor	Cap	6.85%
2025-11-25	S&P 500	1-Year - 3% Floor	Cap	7.45%
2025-11-25	S&P 500	1-Year - 4% Floor	Cap	8.05%
2025-11-25	S&P 500	1-Year - 5% Floor	Cap	8.65%
2025-11-25	S&P 500	1-Year - 6% Floor	Cap	9.15%
2025-11-25	S&P 500	1-Year - 7% Floor	Cap	9.70%
2025-11-25	S&P 500	1-Year - 8% Floor	Cap	10.25%
2025-11-25	S&P 500	1-Year - 9% Floor	Cap	10.85%
2025-11-25	S&P 500	1-Year -10% Buffer	Cap	14.50%
2025-11-25	S&P 500	1-Year -10% Floor	Cap	11.50%
2025-11-25	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-11-25	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-12-10	Barclays	1-Year 0% Floor	Cap	8.75%
2025-12-10	Barclays	1-Year - 1% Floor	Cap	10.15%
2025-12-10	Barclays	1-Year - 2% Floor	Cap	11.85%
2025-12-10	Barclays	1-Year - 3% Floor	Cap	13.60%
2025-12-10	Barclays	1-Year - 4% Floor	Cap	15.40%
2025-12-10	Barclays	1-Year - 5% Floor	Cap	19.50%
2025-12-10	Barclays	1-Year - 6% Floor	Cap	23.60%
2025-12-10	Barclays	1-Year - 7% Floor	Cap	27.70%
2025-12-10	Barclays	1-Year - 8% Floor	Cap	31.80%
2025-12-10	Barclays	1-Year - 9% Floor	Cap	35.90%
2025-12-10	Barclays	1-Year -10% Floor	Cap	40.00%
2025-12-10	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-12-10	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-12-10	Dimensional	1-Year 0% Floor	Cap	5.00%
2025-12-10	Dimensional	1-Year - 1% Floor	Cap	5.95%

2025-12-10	Dimensional	1-Year - 2% Floor	Cap	6.95%
2025-12-10	Dimensional	1-Year - 3% Floor	Cap	7.90%
2025-12-10	Dimensional	1-Year - 4% Floor	Cap	8.90%
2025-12-10	Dimensional	1-Year - 5% Floor	Cap	9.85%
2025-12-10	Dimensional	1-Year - 6% Floor	Cap	10.90%
2025-12-10	Dimensional	1-Year - 7% Floor	Cap	11.90%
2025-12-10	Dimensional	1-Year - 8% Floor	Cap	12.90%
2025-12-10	Dimensional	1-Year - 9% Floor	Cap	13.95%
2025-12-10	Dimensional	1-Year -10% Buffer	Cap	17.75%
2025-12-10	Dimensional	1-Year -10% Floor	Cap	15.00%
2025-12-10	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-12-10	Dimensional	6-Year -10% Buffer	Participation	100.00%
2025-12-10	S&P 500	1-Year 0% Floor	Cap	6.00%
2025-12-10	S&P 500	1-Year - 1% Floor	Cap	6.55%
2025-12-10	S&P 500	1-Year - 2% Floor	Cap	7.10%
2025-12-10	S&P 500	1-Year - 3% Floor	Cap	7.70%
2025-12-10	S&P 500	1-Year - 4% Floor	Cap	8.30%
2025-12-10	S&P 500	1-Year - 5% Floor	Cap	8.90%
2025-12-10	S&P 500	1-Year - 6% Floor	Cap	9.40%
2025-12-10	S&P 500	1-Year - 7% Floor	Cap	9.95%
2025-12-10	S&P 500	1-Year - 8% Floor	Cap	10.50%
2025-12-10	S&P 500	1-Year - 9% Floor	Cap	11.10%
2025-12-10	S&P 500	1-Year -10% Buffer	Cap	15.75%
2025-12-10	S&P 500	1-Year -10% Floor	Cap	11.75%
2025-12-10	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-12-10	S&P 500	6-Year -10% Buffer	Participation	105.00%
2025-12-25	Barclays	1-Year 0% Floor	Cap	8.75%
2025-12-25	Barclays	1-Year - 1% Floor	Cap	10.15%
2025-12-25	Barclays	1-Year - 2% Floor	Cap	11.85%
2025-12-25	Barclays	1-Year - 3% Floor	Cap	13.60%
2025-12-25	Barclays	1-Year - 4% Floor	Cap	15.40%
2025-12-25	Barclays	1-Year - 5% Floor	Cap	19.50%
2025-12-25	Barclays	1-Year - 6% Floor	Cap	23.60%
2025-12-25	Barclays	1-Year - 7% Floor	Cap	27.70%
2025-12-25	Barclays	1-Year - 8% Floor	Cap	31.80%
2025-12-25	Barclays	1-Year - 9% Floor	Cap	35.90%
2025-12-25	Barclays	1-Year -10% Floor	Cap	40.00%
2025-12-25	Barclays	6-Year -20% Buffer	Participation	150.00%
2025-12-25	Barclays	6-Year -10% Buffer	Participation	200.00%
2025-12-25	Dimensional	1-Year 0% Floor	Cap	5.00%
2025-12-25	Dimensional	1-Year - 1% Floor	Cap	5.95%
2025-12-25	Dimensional	1-Year - 2% Floor	Cap	6.95%
2025-12-25	Dimensional	1-Year - 3% Floor	Cap	7.90%

2025-12-25	Dimensional	1-Year - 4% Floor	Cap	8.90%
2025-12-25	Dimensional	1-Year - 5% Floor	Cap	9.85%
2025-12-25	Dimensional	1-Year - 6% Floor	Cap	10.90%
2025-12-25	Dimensional	1-Year - 7% Floor	Cap	11.90%
2025-12-25	Dimensional	1-Year - 8% Floor	Cap	12.90%
2025-12-25	Dimensional	1-Year - 9% Floor	Cap	13.95%
2025-12-25	Dimensional	1-Year -10% Buffer	Cap	17.75%
2025-12-25	Dimensional	1-Year -10% Floor	Cap	15.00%
2025-12-25	Dimensional	6-Year -20% Buffer	Participation	90.00%
2025-12-25	Dimensional	6-Year -10% Buffer	Participation	100.00%
2025-12-25	S&P 500	1-Year 0% Floor	Cap	6.00%
2025-12-25	S&P 500	1-Year - 1% Floor	Cap	6.55%
2025-12-25	S&P 500	1-Year - 2% Floor	Cap	7.10%
2025-12-25	S&P 500	1-Year - 3% Floor	Cap	7.70%
2025-12-25	S&P 500	1-Year - 4% Floor	Cap	8.30%
2025-12-25	S&P 500	1-Year - 5% Floor	Cap	8.90%
2025-12-25	S&P 500	1-Year - 6% Floor	Cap	9.40%
2025-12-25	S&P 500	1-Year - 7% Floor	Cap	9.95%
2025-12-25	S&P 500	1-Year - 8% Floor	Cap	10.50%
2025-12-25	S&P 500	1-Year - 9% Floor	Cap	11.10%
2025-12-25	S&P 500	1-Year -10% Buffer	Cap	15.75%
2025-12-25	S&P 500	1-Year -10% Floor	Cap	11.75%
2025-12-25	S&P 500	6-Year -20% Buffer	Participation	100.00%
2025-12-25	S&P 500	6-Year -10% Buffer	Participation	105.00%